UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Emerging Markets Debt Fund

Semiannual Report

July 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2018

Eaton Vance

Emerging Markets Debt Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	21

Officers and Trustees	24

Important Notices	25

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric A. Stein, CFA

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class I at NAV	05/01/2018	05/01/2018	—	—	—	–1.26%
JPMorgan Emerging Market Bond Index (EMBI) Global Diversified	—	—	–2.76%	0.07%	5.42%	0.70%
% Total Annual Operating Expense Ratios[3]						Class I
Gross						1.00%
Net						0.85

Fund Profile

Asset Allocation (% of net assets)4

Country Allocation (% of net assets)5

Turkey	6.0%	Egypt	2.6%

Argentina	5.7	Fiji	2.6

Tanzania	5.1	United Arab Emirates	2.6

Sri Lanka	5.0	Macedonia	2.6

El Salvador	4.9	Romania	2.5

Indonesia	4.1	Croatia	2.5

Honduras	4.0	Barbados	2.5

Lithuania	3.0	Albania	2.5

Dominican Republic	2.9	Colombia	2.4

Georgia	2.7	Saudi Arabia	2.4

Angola	2.7	Tunisia	2.4

Armenia	2.6	India	2.4

Bahamas	2.6	China	2.3

Nigeria	2.6	Vietnam	1.8

Serbia	2.6	Brazil	1.5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Endnotes and Additional Disclosures

[1]

JPMorgan Emerging Market Bond Index (EMBI) Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Class I shares are offered at net asset value (NAV). Cumulative Total Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 – July 31, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2018 – July 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (5/1/18)	Ending Account Value (7/31/18)	Expenses Paid During Period (5/1/18 – 7/31/18)		Annualized Expense Ratio

Actual*
Class I	$1,000.00	$987.40	$2.13	***	0.85%

*

The Fund had not commenced operations on February 1, 2018. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period from commencement of operations on May 1, 2018 to July 31, 2018). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on May 1, 2018.

	Beginning Account Value (2/1/18)	Ending Account Value (7/31/18)	Expenses Paid During Period (2/1/18 – 7/31/18)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Class I	$1,000.00	$1,020.60	$4.26	***	0.85%

**

Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on May 1, 2018.

***	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 77.9%
Security		Principal Amount (000’s omitted)	Value

Albania — 2.5%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	150	$192,763
Total Albania			$192,763

Angola — 2.7%
Republic of Angola, 8.25%, 5/9/28(1)	USD	200	$208,102
Total Angola			$208,102

Argentina — 5.7%
Republic of Argentina, 6.25%, 11/9/47	EUR	220	$210,452
Republic of Argentina, 6.625%, 7/6/28	USD	270	239,153
Total Argentina			$449,605

Armenia — 2.6%
Republic of Armenia, 6.00%, 9/30/20(1)	USD	200	$206,278
Total Armenia			$206,278

Bahamas — 2.6%
Commonwealth of Bahamas, 5.75%, 1/16/24(1)	USD	200	$204,500
Total Bahamas			$204,500

Barbados — 2.5%
Government of Barbados, 7.25%, 12/15/21(1)(2)	USD	350	$192,920
Total Barbados			$192,920

Brazil — 1.5%
Federative Republic of Brazil, 8.875%, 4/15/24	USD	100	$121,450
Total Brazil			$121,450

Colombia — 2.4%
Republic of Colombia, 2.625%, 3/15/23	USD	200	$191,375
Total Colombia			$191,375

Croatia — 2.5%
Croatia, 3.875%, 5/30/22(1)	EUR	150	$195,988
Total Croatia			$195,988

Dominican Republic — 2.9%
Dominican Republic, 8.625%, 4/20/27(1)	USD	200	$227,500
Total Dominican Republic			$227,500

Security		Principal Amount (000’s omitted)	Value

Egypt — 2.6%
Arab Republic of Egypt, 6.125%, 1/31/22(1)	USD	200	$203,280
Total Egypt			$203,280

El Salvador — 4.9%
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	365	$387,670
Total El Salvador			$387,670

Fiji — 2.6%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	200	$203,038
Total Fiji			$203,038

Georgia — 2.7%
Republic of Georgia, 6.875%, 4/12/21(1)	USD	200	$213,874
Total Georgia			$213,874

Honduras — 4.0%
Republic of Honduras, 8.75%, 12/16/20(1)	USD	285	$312,562
Total Honduras			$312,562

Indonesia — 4.1%
Republic of Indonesia, 3.70%, 1/8/22(1)	USD	320	$319,431
Total Indonesia			$319,431

Lithuania — 3.0%
Republic of Lithuania, 7.375%, 2/11/20(1)	USD	220	$234,880
Total Lithuania			$234,880

Macedonia — 2.6%
Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	170	$200,001
Total Macedonia			$200,001

Romania — 2.5%
Romania, 6.75%, 2/7/22(1)	USD	180	$197,710
Total Romania			$197,710

Saudi Arabia — 2.4%
Saudi International Bond, 3.25%, 10/26/26(1)	USD	200	$188,990
Total Saudi Arabia			$188,990

Serbia — 2.6%
Republic of Serbia, 4.875%, 2/25/20(1)	USD	200	$203,855
Total Serbia			$203,855

5	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka — 5.0%
Republic of Sri Lanka, 6.125%, 6/3/25(1)	USD	400	$389,319
Total Sri Lanka			$389,319

Tunisia — 2.4%
Banque Centrale de Tunisie International Bond, 5.625%, 2/17/24(1)	EUR	156	$185,577
Total Tunisia			$185,577

Turkey — 6.0%
Republic of Turkey, 6.125%, 10/24/28	USD	215	$196,666
Republic of Turkey, 6.25%, 9/26/22	USD	275	272,468
Total Turkey			$469,134

United Arab Emirates — 2.6%
Dubai DOF Sukuk, Ltd., 3.875%, 1/30/23(1)	USD	200	$201,238
Total United Arab Emirates			$201,238

Total Foreign Government Bonds (identified cost $6,288,718)			$6,101,040

Foreign Corporate Bonds — 6.5%
Security		Principal Amount (000’s omitted)	Value

China — 2.3%
State Grid Overseas Investment 2016, Ltd., 2.875%, 5/18/26(1)	USD	200	$184,105
Total China			$184,105

India — 2.4%
Export-Import Bank of India, 3.375%, 8/5/26(1)	USD	200	$184,534
Total India			$184,534

Vietnam — 1.8%
Debt and Asset Trading Corp., 1.00%, 10/10/25(1)	USD	200	$139,500
Total Vietnam			$139,500

Total Foreign Corporate Bonds (identified cost $512,816)			$508,139

Sovereign Loans — 7.7%
Borrower		Principal Amount (000’s omitted)	Value

Nigeria — 2.6%
Bank of Industry Limited, Term Loan, 8.31%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(3)(4)	USD	200	$203,953
Total Nigeria			$203,953

Tanzania — 5.1%
Government of the United Republic of Tanzania, Term Loan, 7.53%, (6 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(3)(4)	USD	400	$402,712
Total Tanzania			$402,712

Total Sovereign Loans (identified cost $595,588)			$606,665

Short-Term Investments — 3.9%
Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(5)		304,315	$304,315

Total Short-Term Investments (identified cost $304,332)			$304,315

Total Investments — 96.0% (identified cost $7,701,454)			$7,520,159

Other Assets, Less Liabilities — 4.0%			$316,354

Net Assets — 100.0%			$7,836,513

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $5,377,615 or 68.6% of the Fund’s net assets.

(2)	Issuer is in default with respect to interest payments.

(3)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018.

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	208,279	EUR	172,574	Standard Chartered Bank	8/6/18	$6,422	$—
USD	108,646	EUR	92,507	Standard Chartered Bank	10/30/18	—	(255)
USD	186,876	EUR	159,116	Standard Chartered Bank	10/30/18	—	(439)
USD	198,623	EUR	169,119	Standard Chartered Bank	10/30/18	—	(467)
USD	200,655	EUR	170,848	Standard Chartered Bank	10/30/18	—	(472)
USD	114,911	EUR	97,161	Barclays Bank PLC	11/15/18	378	—

						$6,800	$(1,633)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation

Interest Rate Futures
U.S. 5-Year Treasury Note	10	Long	Sep-18	$1,131,250	$(786)
U.S. 10-Year Treasury Note	12	Long	Sep-18	1,433,063	(941)

					$(1,727)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	EUR	130	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.36% (pays annually)	5/8/23	$(701)
LCH.Clearnet	EUR	165	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.37% (pays annually)	5/9/23	(935)
LCH.Clearnet	EUR	90	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.40% (pays annually)	5/15/23	(620)
LCH.Clearnet	EUR	52	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.60% (pays annually)(1)	5/18/48	(25)
LCH.Clearnet	EUR	50	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.46% (pays annually)	5/31/48	676
LCH.Clearnet	USD	213	Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.11% (pays semi-annually)	5/17/28	(1,865)

							$(3,470)

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)

Brazil	ICE Clear Credit	$200	1.00% (pays quarterly)(1)	6/20/23	2.13%	$(9,642)	$7,327	$(2,315)
Mexico	ICE Clear Credit	200	1.00% (pays quarterly)(1)	6/20/23	1.14	(1,055)	1,331	276
Russia	ICE Clear Credit	200	1.00% (pays quarterly)(1)	6/20/23	1.31	(2,569)	3,387	818

Total		$600				$(13,266)	$12,045	$(1,221)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Depreciation

Turkey	Citibank, N.A.	$210	1.00% (pays quarterly)(1)	6/20/23	3.21%	$(19,238)	$14,487	$(4,751)

Total		$210				$(19,238)	$14,487	$(4,751)

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2018, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $810,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

EUR	–	Euro
USD	–	United States Dollar

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2018
Unaffiliated investments, at value (identified cost, $7,397,122)	$7,215,844
Affiliated investment, at value (identified cost, $304,332)	304,315
Deposits for derivatives collateral —
Financial futures contracts	19,400
Centrally cleared swap contracts	206,969
Foreign currency, at value (identified cost, $12,154)	12,135
Interest receivable	118,189
Dividends receivable from affiliated investment	394
Receivable for variation margin on open financial futures contracts	48,183
Receivable for open forward foreign currency exchange contracts	6,800
Receivable from affiliate	8,040
Total assets	$7,940,269

Liabilities
Payable for variation margin on open centrally cleared swap contracts	$3,886
Payable for open forward foreign currency exchange contracts	1,633
Payable for open swap contracts	4,751
Premium received on open non-centrally cleared swap contracts	14,487
Due to custodian	32,657
Payable to affiliate:
Investment adviser and administration fee	4,309
Accrued expenses	42,033
Total liabilities	$103,756
Net Assets	$7,836,513

Sources of Net Assets
Paid-in capital	$8,000,000
Accumulated undistributed net investment income	397
Accumulated net realized gain	23,555
Net unrealized depreciation	(187,439)
Total	$7,836,513

Class I Shares
Net Assets	$7,836,513
Shares Outstanding	800,000
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.80

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Statement of Operations (Unaudited)

Investment Income	Period Ended July 31, 2018(1)
Interest	$71,821
Dividends from affiliated investment	4,298
Total investment income	$76,119

Expenses
Investment adviser and administration fee	$12,734
Trustees’ fees and expenses	417
Custodian fee	8,273
Transfer and dividend disbursing agent fees	896
Legal and accounting services	18,281
Printing and postage	3,014
Registration fees	11,911
Miscellaneous	2,664
Total expenses	$58,190
Deduct —
Allocation of expenses to affiliate	$41,508
Total expense reductions	$41,508

Net expenses	$16,682

Net investment income	$59,437

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$961
Investment transactions — affiliated investment	768
Financial futures contracts	3,377
Swap contracts	2,031
Foreign currency transactions	(677)
Forward foreign currency exchange contracts	17,095
Net realized gain	$23,555
Change in unrealized appreciation (depreciation) —
Investments	$(181,278)
Investments — affiliated investment	(17)
Financial futures contracts	(1,727)
Swap contracts	(9,442)
Foreign currency	(142)
Forward foreign currency exchange contracts	5,167
Net change in unrealized appreciation (depreciation)	$(187,439)

Net realized and unrealized loss	$(163,884)

Net decrease in net assets from operations	$(104,447)

(1)	For the period from the start of business, May 1, 2018, to July 31, 2018.

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended July 31, 2018 (Unaudited)(1)
From operations —
Net investment income	$59,437
Net realized gain	23,555
Net change in unrealized appreciation (depreciation)	(187,439)
Net decrease in net assets from operations	$(104,447)
Distributions to shareholders —
From net investment income	$(59,040)
Total distributions to shareholders	$(59,040)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$8,000,000
Net increase in net assets from Fund share transactions	$8,000,000

Net increase in net assets	$7,836,513

Net Assets
At beginning of period	$—
At end of period	$7,836,513

Accumulated undistributed net investment income included in net assets
At end of period	$397

(1)	For the period from the start of business, May 1, 2018, to July 31, 2018.

11	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Financial Highlights

	Class I
	Period Ended July 31, 2018 (Unaudited)(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.074
Net realized and unrealized loss	(0.200)

Total loss from operations	$(0.126)

Less Distributions
From net investment income	$(0.074)

Total distributions	$(0.074)

Net asset value — End of period	$9.800

Total Return(3)(4)	(1.26	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,837
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.85	%(6)
Net investment income	3.03	%(6)
Portfolio Turnover	11	%(5)

(1)	For the period from the start of business, May 1, 2018, to July 31, 2018.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 2.12% of average daily net assets for the period ended July 31, 2018). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Debt Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on May 1, 2018. The Fund’s investment objective is total return. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

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Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

K  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the

14

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

L  Interim Financial Statements — The interim financial statements relating to July 31, 2018 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,715,747

Gross unrealized appreciation	$33,406
Gross unrealized depreciation	(234,996)

Net unrealized depreciation	$(201,590)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the period ended July 31, 2018, the investment adviser and administration fee amounted to $12,734 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.85% of the Fund’s average daily net assets for Class I. This agreement may be changed or terminated after May 31, 2019. Pursuant to this agreement, EVM was allocated $41,508 of the Fund’s operating expenses for the period ended July 31, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended July 31, 2018, EVM earned no fees from the Fund pursuant to such agreement.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended July 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

15

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $8,189,183 and $783,643, respectively, for the period ended July 31, 2018.

5  Shares of Beneficial Interest

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) in one or more series (such as the Fund). Transactions in Fund shares were as follows:

Period Ended July 31, 2018 (Unaudited)(1)

Sales	800,000

Net increase	800,000

(1)	For the period from the start of business, May 1, 2018, to July 31, 2018.

At July 31, 2018, EVM owned 100% of the outstanding shares of the Fund.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2018 is included in the Portfolio of Investments. At July 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return and to seek to hedge against fluctuations in currency exchange rates.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At July 31, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $20,871. At July 31, 2018, there were no assets pledged by the Fund for such liability.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

16

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2018 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation*	$—	$—	$676	$676
Receivable for open forward foreign currency exchange contracts	—	6,800	—	6,800

Total Asset Derivatives	$—	$6,800	$676	$7,476

Derivatives not subject to master netting or similar agreements	$—	$—	$676	$676

Total Asset Derivatives subject to master netting or similar agreements	$—	$6,800	$—	$6,800

	Credit	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation*	$(13,266)	$—	$(5,873)	$(19,139)
Payable for open forward foreign currency exchange contracts	—	(1,633)	—	(1,633)
Payable for open swap contracts; Premium received on open non-centrally cleared swap contracts	(19,238)	—	—	(19,238)

Total Liability Derivatives	$(32,504)	$(1,633)	$(5,873)	$(40,010)

Derivatives not subject to master netting or similar agreements	$(13,266)	$—	$(5,873)	$(19,139)

Total Liability Derivatives subject to master netting or similar agreements	$(19,238)	$(1,633)	$—	$(20,871)

*

For futures contracts and centrally cleared swap contracts, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared swap contracts, as applicable.

17

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of July 31, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Barclays Bank PLC	$378	$—	$—	$—	$378
Standard Chartered Bank	6,422	(1,633)	—	—	4,789

	$6,800	$(1,633)	$—	$—	$5,167

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(19,238)	$—	$—	$—	$(19,238)
Standard Chartered Bank	(1,633)	1,633	—	—	—

	$(20,871)	$1,633	$—	$—	$(19,238)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the period ended July 31, 2018 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$—	$3,377
Swap contracts	2,012	—	19
Forward foreign currency exchange contracts	—	17,095	—

Total	$2,012	$17,095	$3,396

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$—	$(1,727)
Swap contracts	(5,972)	—	(3,470)
Forward foreign currency exchange contracts	—	5,167	—

Total	$(5,972)	$5,167	$(5,197)

18

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the period ended July 31, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$1,409,000	$1,037,000	$1,591,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended July 31, 2018.

8  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At July 31, 2018, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $32,657. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at July 31, 2018. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2018. The Fund’s average overdraft advances during the period ended July 31, 2018 were not significant.

9  Risks Associated with Foreign Investments

The Fund’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

At July 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$6,101,040	$—	$6,101,040
Foreign Corporate Bonds	—	508,139	—	508,139
Sovereign Loans	—	606,665	—	606,665
Short-Term Investments	—	304,315	—	304,315

Total Investments	$—	$7,520,159	$—	$7,520,159

Forward Foreign Currency Exchange Contracts	$—	$6,800	$—	$6,800
Swap Contracts	—	676	—	676

Total	$—	$7,527,635	$—	$7,527,635

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,633)	$—	$(1,633)
Futures Contracts	(1,727)	—	—	(1,727)
Swap Contracts	—	(36,650)	—	(36,650)

Total	$(1,727)	$(38,283)	$—	$(40,010)

20

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Board of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24 and 25, 2018 (the “Meeting”), the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Emerging Markets Debt (the “Fund”) with Eaton Vance Management (the “Adviser”).

Prior to voting its approval of the investment advisory and administrative agreement, the Board received information from the Adviser that the Board considered reasonably necessary to evaluate the terms of the agreement. The Board considered information furnished by the Adviser for the Meeting relating specifically to the Fund, as well as information furnished for prior meetings of the Board and its committees. The Board also considered information provided in connection with the annual contract review process for other Eaton Vance Funds.

The information that the Board considered included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees payable by the Fund and the anticipated expense ratio of the Fund;

•	Information comparing the advisory and related fees to be payable by the Fund with fees paid by comparable funds, as identified by an independent data provider (“comparable funds”);

•	Information comparing the expected total expense ratio and its components to comparable funds;

•	Pro forma profitability analyses for the Adviser with respect to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided by the Adviser, including with respect to the Fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities will include portfolio management and investment research for the Fund, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Adviser and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the investment advisory and administrative agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the agreement for the Fund. The

21

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Board of Trustees’ Contract Approval — continued

conclusions reached with respect to the agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to the agreement.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in investment grade income instruments issued by emerging market entities or sovereign nations and derivative instruments, based on currencies, interest rates, or issues of emerging market countries. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention expected to be devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services to be provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, will be appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

Because the Fund had not yet commenced operations when the agreement was approved, the Fund had no performance record.

Management Fees and Expenses

The Board considered contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and estimated total expense ratio for a one-year period, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to marketing support or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits expected to be received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered to the Fund, the profits expected to be realized by the Adviser and its affiliates with respect to the Fund are deemed not to be excessive.

22

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. Based upon the foregoing, the Board concluded that, assuming reasonably foreseeable asset levels of the Fund, the structure of the advisory fee under the investment advisory and administrative agreement, which includes breakpoints at several asset levels, can be expected to allow the Fund to share in any benefits from economies of scale in the future.

23

Eaton Vance

Emerging Markets Debt Fund

July 31, 2018

Officers and Trustees

Officers of Eaton Vance Emerging Markets Debt Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Debt Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

29947    7.31.18

Parametric Emerging Markets Fund

Semiannual Report

July 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2018

Parametric Emerging Markets Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	41

Officers and Trustees	44

Important Notices	45

Parametric Emerging Markets Fund

July 31, 2018

Performance1,2

Portfolio Managers Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Investor Class at NAV	06/30/2006	06/30/2006	–11.10%	1.61%	2.76%	1.66%
Class C at NAV	06/30/2006	06/30/2006	–11.43	0.87	2.00	0.91
Class C with 1% Maximum Sales Charge	—	—	–12.31	–0.13	2.00	0.91
Institutional Class at NAV	06/30/2006	06/30/2006	–10.94	1.89	3.03	1.92
Class R6 at NAV	07/01/2014	06/30/2006	–10.99	1.94	3.07	1.94
MSCI Emerging Markets Index	—	—	–11.94%	4.36%	5.25%	2.87%

% Total Annual Operating Expense Ratios[3]			Investor Class	Class C	Institutional Class	Class R6
			1.37%	2.12%	1.12%	1.07%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Emerging Markets Fund

July 31, 2018

Fund Profile

Sector Allocation (% of net assets)4

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)4

America Movil SAB de CV, Series L	0.9%

China Mobile, Ltd.	0.8

Sberbank of Russia PJSC	0.7

Naspers, Ltd., Class N	0.7

Credicorp, Ltd.	0.6

MTN Group, Ltd.	0.6

Lukoil PJSC ADR	0.6

Grupo Financiero Banorte SAB de CV, Class O	0.5

Petroleo Brasileiro SA, PFC Shares	0.5

Gazprom PJSC ADR	0.5

Total	6.4%

See Endnotes and Additional Disclosures in this report.

3

Parametric Emerging Markets Fund

July 31, 2018

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Investor Class, Institutional Class and Class R6 shares are offered without a sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric Emerging Markets Fund

July 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 – July 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/18)	Ending Account Value (7/31/18)	Expenses Paid During Period* (2/1/18 – 7/31/18)	Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$889.00	$6.60	1.41%
Class C	$1,000.00	$885.70	$10.10	2.16%
Institutional Class	$1,000.00	$890.60	$5.44	1.16%
Class R6	$1,000.00	$890.10	$5.11	1.09%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,017.80	$7.05	1.41%
Class C	$1,000.00	$1,014.10	$10.79	2.16%
Institutional Class	$1,000.00	$1,019.00	$5.81	1.16%
Class R6	$1,000.00	$1,019.40	$5.46	1.09%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2018.

5

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 98.8%
Security	Shares	Value

Argentina — 0.7%
Adecoagro SA(1)	162,806	$1,367,570
Arcos Dorados Holdings, Inc., Class A	330,114	2,310,798
Banco Macro SA, Class B ADR	6,487	443,127
BBVA Banco Frances SA ADR	25,288	344,676
Cresud SA ADR	42,441	720,224
Grupo Financiero Galicia SA, Class B ADR	30,387	1,082,689
IRSA Inversiones y Representaciones SA ADR	35,110	655,153
MercadoLibre, Inc.	13,622	4,671,120
Pampa Energia SA ADR(1)	50,499	2,128,533
Transportadora de Gas del Sur SA ADR	20,764	342,398
YPF SA ADR	121,524	2,017,298
		$16,083,586

Bahrain — 0.7%
Ahli United Bank BSC	12,490,967	$8,581,738
Al Salam Bank-Bahrain BSC	9,267,781	2,528,916
GFH Financial Group BSC	11,076,329	4,195,384
Ithmaar Holding BSC(1)	14,771,027	1,505,401
		$16,811,439

Bangladesh — 0.7%
ACI, Ltd.	60,159	$261,545
Aftab Automobiles, Ltd.	349,827	224,925
Bangladesh Export Import Co., Ltd.	3,029,993	931,472
Bangladesh Submarine Cable Co., Ltd.	192,647	207,180
Beximco Pharmaceuticals, Ltd.	261,957	275,273
BSRM Steels, Ltd.	1,068,413	897,296
City Bank, Ltd. (The)	1,313,425	465,118
Grameenphone, Ltd.	376,134	1,753,986
Heidelberger Cement Bangladesh, Ltd.	146,500	608,580
Islami Bank Bangladesh, Ltd.	1,269,074	348,212
Jamuna Oil Co., Ltd.	180,599	383,629
Khulna Power Co., Ltd.	434,064	351,079
LankaBangla Finance, Ltd.	829,367	251,575
Meghna Petroleum, Ltd.	174,079	374,135
National Bank, Ltd.(1)	4,380,173	480,696
Olympic Industries, Ltd.	607,819	1,502,337
Orion Pharma, Ltd.	258,206	129,363
Padma Oil Co., Ltd.	166,408	446,575
People’s Leasing and Financial Services, Ltd.(1)	1,467,409	115,076
Pubali Bank, Ltd.	2,130,548	585,178
Renata, Ltd.	21,085	314,040
Singer Bangladesh, Ltd.	142,500	336,347
Social Islami Bank, Ltd.(1)	1,771,193	314,120

Security	Shares	Value

Bangladesh (continued)
Southeast Bank, Ltd.(1)	1,875,226	$325,598
Square Pharmaceuticals, Ltd.	406,810	1,300,515
Summit Power, Ltd.	1,385,358	642,031
Titas Gas Transmission & Distribution Co., Ltd.	898,740	409,724
Unique Hotel & Resorts, Ltd.	1,020,672	627,891
United Airways Bangladesh, Ltd.(1)	6,170,401	287,154
United Commercial Bank, Ltd.	1,220,971	241,579
		$15,392,229

Botswana — 0.4%
Barclays Bank of Botswana, Ltd.	1,539,465	$831,913
Botswana Insurance Holdings, Ltd.	859,111	1,462,270
First National Bank of Botswana, Ltd.	7,940,100	1,732,084
Letshego Holdings, Ltd.	17,758,614	3,178,656
Sechaba Breweries Holdings, Ltd.	1,220,550	2,291,900
Standard Chartered Bank Botswana, Ltd.(1)	531,120	213,488
		$9,710,311

Brazil — 5.6%
AES Tiete Energia SA	98,400	$265,315
AMBEV SA	1,387,850	7,177,196
B2W Cia Digital(1)	144,970	1,087,285
B3 SA - Brasil Bolsa Balcao	304,500	1,930,050
Banco Bradesco SA, PFC Shares	449,722	3,658,118
Banco do Brasil SA	172,498	1,493,668
Banco do Estado do Rio Grande do Sul, PFC Shares	93,300	391,018
BB Seguridade Participacoes SA	142,700	931,107
BR Malls Participacoes SA(1)	146,211	387,605
Bradespar SA, PFC Shares	50,800	440,962
Braskem SA, PFC Shares	57,460	837,566
BRF SA(1)	288,140	1,738,835
CCR SA	634,000	1,778,707
Centrais Eletricas Brasileiras SA, PFC Shares	291,500	1,497,381
Cia Brasileira de Distribuicao, PFC Shares	63,069	1,397,220
Cia de Saneamento Basico do Estado de Sao Paulo	195,260	1,300,589
Cia de Saneamento de Minas Gerais-COPASA	34,800	377,179
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	31,790	519,542
Cia Energetica de Minas Gerais SA, PFC Shares	540,555	1,185,295
Cia Energetica de Sao Paulo, Class B, PFC Shares	156,300	725,011
Cia Hering	68,200	268,018
Cia Paranaense de Energia, PFC Shares	85,800	468,628
Cia Siderurgica Nacional SA(1)	205,600	502,866
Cielo SA	1,724,706	6,594,072
Construtora Tenda SA(1)	55,284	391,656
Cosan SA	82,300	808,462

6	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)
CPFL Energia SA	338,972	$1,964,309
Cyrela Brazil Realty SA Empreendimentos e Participacoes	235,500	727,212
Duratex SA	162,858	441,716
EcoRodovias Infraestrutura e Logistica SA	166,400	345,808
EDP-Energias do Brasil SA	186,700	678,991
Embraer SA	194,900	999,607
Embraer SA ADR	77,548	1,585,857
Engie Brasil Energia SA	126,500	1,260,180
Equatorial Energia SA	90,400	1,475,235
Estacio Participacoes SA	124,600	861,474
Even Construtora e Incorporadora SA(1)	341,400	338,371
Ez Tec Empreendimentos e Participacoes SA	111,998	516,827
Fibria Celulose SA	69,257	1,365,470
Fleury SA	304,200	2,219,113
Gafisa SA(1)	55,284	180,141
Gerdau SA, PFC Shares	290,100	1,289,230
Gol Linhas Aereas Inteligentes SA, PFC Shares(1)	97,000	356,905
Hypera SA	177,000	1,308,648
Iochpe Maxion SA	61,000	374,617
Itau Unibanco Holding SA, PFC Shares	344,780	4,133,722
Itausa-Investimentos Itau SA, PFC Shares	454,175	1,260,891
JBS SA	406,725	977,449
Klabin SA, PFC Shares	983,700	864,895
Kroton Educacional SA	652,836	1,965,483
Light SA	80,000	278,795
Localiza Rent a Car SA	317,352	2,008,129
Lojas Americanas SA, PFC Shares	342,800	1,656,780
Lojas Renner SA	328,270	2,700,817
Marcopolo SA, PFC Shares	585,600	592,886
Marfrig Global Foods SA(1)	287,155	627,360
Metalurgica Gerdau SA, PFC Shares	260,300	533,319
MRV Engenharia e Participacoes SA	205,500	723,272
Multiplus SA	60,200	444,286
Natura Cosmeticos SA	120,900	937,359
Odontoprev SA	688,600	2,445,591
Petroleo Brasileiro SA, PFC Shares	2,133,000	11,206,874
Qualicorp Consultoria e Corretora de Seguros SA	485,600	2,594,059
Randon SA Implementos e Participacoes, PFC Shares	303,500	555,523
Rumo SA(1)	185,919	735,592
Smiles Fidelidade SA	22,500	306,930
Suzano Papel e Celulose SA	91,125	1,081,613
Telefonica Brasil SA, PFC Shares	626,100	6,849,350
TIM Participacoes SA	1,422,350	4,699,102
Totvs SA	306,690	2,407,238
Transmissora Alianca de Energia Electrica SA	91,000	489,998

Security	Shares	Value

Brazil (continued)
Ultrapar Participacoes SA	155,384	$1,682,882
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	181,750	429,521
Vale SA	749,647	10,953,199
Valid Solucoes SA	100,870	487,782
Via Varejo SA	49,500	280,781
Weg SA	820,352	4,045,697
		$127,400,237

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$499,690
Chimimport AD	329,922	433,806
MonBat AD	60,235	302,346
Petrol AD(1)	25,625	15,320
Sopharma AD	354,600	846,642
		$2,097,804

Chile — 3.1%
AES Gener SA	1,904,140	$505,724
Aguas Andinas SA, Series A	1,752,898	1,022,475
AntarChile SA	60,007	1,034,076
Banco de Chile	16,902,605	2,642,154
Banco de Credito e Inversiones SA	31,519	2,183,984
Banco Santander Chile	38,925,155	3,197,656
Cap SA	79,412	821,832
Cencosud SA	1,434,617	3,934,402
Cia Cervecerias Unidas SA	176,718	2,402,441
Cia Sud Americana de Vapores SA(1)	14,510,741	427,305
Colbun SA	4,152,944	924,693
Embotelladora Andina SA, Class B, PFC Shares	393,044	1,608,550
Empresa Nacional de Telecomunicaciones SA	266,625	2,516,600
Empresas CMPC SA	1,102,633	4,468,314
Empresas COPEC SA	606,723	9,748,552
Enel Americas SA	17,888,503	3,160,070
Enel Chile SA	18,347,681	1,944,251
Engie Energia Chile SA	328,455	669,533
Forus SA	132,100	393,559
Inversiones Aguas Metropolitanas SA	218,715	344,871
Inversiones La Construccion SA	34,520	579,172
Itau CorpBanca	133,731,904	1,413,344
Latam Airlines Group SA	412,844	4,676,130
Parque Arauco SA	541,699	1,514,476
Quinenco SA	274,187	850,534
Ripley Corp. SA	721,671	678,959
S.A.C.I. Falabella	871,770	8,118,221
Sigdo Koppers SA	440,196	693,689

7	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile (continued)
Sociedad Matriz SAAM SA	6,242,812	$589,389
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	81,159	3,907,243
Sonda SA	1,014,743	1,543,456
Vina Concha y Toro SA	765,576	1,647,007
		$70,162,662

China — 11.4%
3SBio, Inc.(2)	954,500	$2,036,460
AECC Aviation Power Co., Ltd.	40,221	140,762
Agile Group Holdings, Ltd.	254,000	392,182
Agricultural Bank of China, Ltd., Class H	2,350,000	1,141,993
Aier Eye Hospital Group Co., Ltd., Class A	30,246	148,362
Air China, Ltd., Class H	938,000	866,312
Aisino Corp.	70,100	280,363
Alibaba Group Holding, Ltd. ADR(1)	15,200	2,845,896
Aluminum Corp. of China, Ltd., Class H(1)	3,986,000	1,817,607
Angang Steel Co., Ltd., Class H	968,000	1,030,813
Anhui Conch Cement Co., Ltd., Class H	828,500	5,328,247
ANTA Sports Products, Ltd.	289,000	1,475,989
AVIC Aircraft Co., Ltd., Class A	125,600	308,278
Baidu, Inc. ADR(1)	11,300	2,793,134
Bank of Beijing Co., Ltd.	182,760	159,485
Bank of China, Ltd., Class H	2,928,000	1,383,235
Bank of Communications, Ltd., Class H	1,338,900	969,273
Bank of Nanjing Co., Ltd.	169,400	192,384
Bank of Ningbo Co., Ltd., Class A	115,300	295,892
Beijing Capital International Airport Co., Ltd., Class H	592,000	674,304
Beijing Enterprises Holdings, Ltd.	171,500	836,712
Beijing Enterprises Water Group, Ltd.	2,088,000	1,141,544
Beijing Orient Landscape & Environment Co., Ltd., Class A(3)	79,000	173,935
Beijing Originwater Technology Co., Ltd., Class A	127,500	249,264
Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	98,410	277,062
Beijing Tongrentang Co., Ltd.	22,000	109,087
Beijing Water Business Doctor Co., Ltd., Class A	101,700	172,067
Beijing Xinwei Technology Group Co., Ltd.(1)(3)	80,600	0
Beiqi Foton Motor Co., Ltd.	407,100	120,002
BOE Technology Group Co., Ltd., Class A	514,900	284,860
Brilliance China Automotive Holdings, Ltd.	1,086,000	1,421,754
BYD Co., Ltd., Class H	401,200	2,279,143
Cangzhou Mingzhu Plastic Co., Ltd., Class A	135,226	104,374
CGN Power Co., Ltd., Class H(2)	4,108,000	1,089,567
Changchun High & New Technology Industries, Inc., Class A	10,400	314,817
Changjiang Securities Co., Ltd., Class A	213,800	168,113

Security	Shares	Value

China (continued)
Chengdu Xingrong Environment Co., Ltd., Class A	243,600	$159,093
China Agri-Industries Holdings, Ltd.	2,074,000	823,365
China Biologic Products Holdings, Inc.(1)	20,100	2,049,798
China Bluechemical, Ltd., Class H	1,270,000	471,815
China Cinda Asset Management Co., Ltd., Class H	1,495,000	420,162
China CITIC Bank Corp., Ltd., Class H	840,000	540,643
China Coal Energy Co., Ltd., Class H	1,058,000	444,463
China Communications Construction Co., Ltd., Class H	1,612,000	1,785,697
China Communications Services Corp., Ltd., Class H	1,236,000	783,571
China Construction Bank Corp., Class H	3,352,630	3,065,251
China Dongxiang Group Co., Ltd.	4,257,000	705,977
China Everbright Bank Co., Ltd.	341,400	184,169
China Everbright International, Ltd.	880,000	1,073,667
China Everbright, Ltd.	408,000	721,192
China Evergrande Group(1)	774,000	2,148,014
China Fortune Land Development Co., Ltd.	52,329	202,438
China Gas Holdings, Ltd.	1,046,600	4,245,734
China Gezhouba Group Co., Ltd.	152,700	175,634
China Huishan Dairy Holdings Co., Ltd.(1)(3)	1,800,000	0
China International Marine Containers Co., Ltd.	482,672	554,815
China International Travel Service Corp., Ltd.	16,300	168,170
China Jinmao Holdings Group, Ltd.	478,000	230,726
China Life Insurance Co., Ltd., Class H	335,000	841,811
China Longyuan Power Group Corp., Ltd., Class H	1,260,000	1,173,617
China Mengniu Dairy Co., Ltd.	1,014,000	3,146,749
China Merchants Bank Co., Ltd., Class H	497,524	1,951,421
China Merchants Port Holdings Co., Ltd.	318,035	659,458
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	130,374	365,170
China Minsheng Banking Corp., Ltd., Class H	1,620,288	1,204,730
China Mobile, Ltd.	1,901,500	17,177,038
China Molybdenum Co., Ltd., Class H	2,703,000	1,384,569
China National Building Material Co., Ltd., Class H	1,138,000	1,238,881
China National Nuclear Power Co., Ltd.	210,800	177,849
China Northern Rare Earth Group High-Tech Co., Ltd.	117,100	191,235
China Oilfield Services, Ltd., Class H	698,000	638,282
China Overseas Land & Investment, Ltd.	554,160	1,745,841
China Pacific Insurance (Group) Co., Ltd., Class H	196,400	768,470
China Petroleum & Chemical Corp., Class H	7,294,300	7,011,588
China Power International Development, Ltd.	1,381,000	343,459
China Railway Construction Corp., Ltd., Class H	1,393,500	1,683,332
China Railway Group, Ltd., Class H	2,179,000	1,892,915
China Resources Beer Holdings Co., Ltd.	772,000	3,478,694
China Resources Gas Group, Ltd.	394,000	1,870,018
China Resources Land, Ltd.	586,000	2,148,683

8	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
China Resources Phoenix Healthcare Holdings Co., Ltd.	355,000	$330,150
China Resources Power Holdings Co., Ltd.	1,019,600	1,969,517
China Shenhua Energy Co., Ltd., Class H	1,164,500	2,640,304
China Shineway Pharmaceutical Group, Ltd.	381,000	480,834
China Shipbuilding Industry Co., Ltd.(1)	185,800	114,953
China Southern Airlines Co., Ltd., Class H	1,354,000	950,301
China Sports Industry Group Co., Ltd.	69,000	111,285
China State Construction Engineering Corp., Ltd.	301,140	256,678
China Taiping Insurance Holdings Co., Ltd.	254,800	874,339
China Telecom Corp., Ltd., Class H	4,592,000	2,171,797
China Travel International Investment Hong Kong, Ltd.	1,998,000	803,626
China Unicom (Hong Kong), Ltd.	2,090,372	2,581,117
China United Network Communications, Ltd., Class A	711,800	546,028
China Vanke Co., Ltd., Class H	742,520	2,377,320
China Yangtze Power Co., Ltd.	225,100	556,534
China Yurun Food Group, Ltd.(1)	1,776,000	229,044
Chongqing Changan Automobile Co., Ltd., Class A	98,800	117,078
CIFI Holdings Group Co., Ltd.	772,000	504,323
CITIC Guoan Information Industry Co., Ltd., Class A	138,800	100,265
CITIC, Ltd.	1,152,000	1,632,939
CNOOC, Ltd.	3,223,000	5,399,645
COFCO Tunhe Sugar Co., Ltd.	118,100	135,826
COSCO SHIPPING Development Co., Ltd., Class H(1)	4,252,000	678,620
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,702,000	740,749
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	1,482,975	621,485
COSCO SHIPPING Ports, Ltd.	1,066,000	1,002,563
Country Garden Holdings Co., Ltd.	1,353,631	2,109,470
Country Garden Services Holdings Co., Ltd.(1)	155,589	254,126
CSPC Pharmaceutical Group, Ltd.	1,192,000	3,124,914
Ctrip.com International, Ltd. ADR(1)	43,354	1,784,017
Daqin Railway Co., Ltd.	191,900	252,442
Datang International Power Generation Co., Ltd., Class H	4,476,000	1,296,928
Deluxe Family Co., Ltd.	146,700	87,744
Dong-E-E-Jiao Co., Ltd., Class A	16,200	124,538
Dongfeng Motor Group Co., Ltd., Class H	1,318,000	1,325,144
Dr Peng Telecom & Media Group Co., Ltd.	104,900	177,898
East Money Information Co., Ltd., Class A	113,760	224,836
Financial Street Holdings Co., Ltd., Class A	242,398	266,096
Focus Media Information Technology Co., Ltd., Class A	196,344	306,278
Fullshare Holdings, Ltd.	2,425,000	1,070,363
GD Power Development Co., Ltd.	528,500	215,612
Gemdale Corp.	80,700	108,852
GoerTek, Inc., Class A	63,700	90,327

Security	Shares	Value

China (continued)
Golden Eagle Retail Group, Ltd.	739,000	$884,065
Great Wall Motor Co., Ltd., Class H	1,771,500	1,276,951
Gree Electric Appliances, Inc. of Zhuhai, Class A(1)	73,500	477,429
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	255,400	278,060
Guangdong Golden Dragon Development, Inc., Class A	82,300	114,419
Guangdong Investment, Ltd.	1,542,000	2,658,427
Guangdong Wens Foodstuffs Group Co., Ltd., Class A	100,500	346,700
Guanghui Energy Co., Ltd.	355,600	240,048
Guangzhou Automobile Group Co., Ltd., Class H	1,761,218	1,657,832
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	320,000	1,363,499
Guangzhou R&F Properties Co., Ltd., Class H	522,400	940,522
Guosen Securities Co., Ltd., Class A	117,628	156,317
Guoyuan Securities Co., Ltd., Class A	113,850	117,862
Haier Electronics Group Co., Ltd.	161,000	470,851
Han’s Laser Technology Industry Group Co., Ltd., Class A	42,100	298,777
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	70,700	359,126
Harbin Pharmaceutical Group Co., Ltd.	150,900	89,721
Henan Shuanghui Investment & Development Co., Ltd., Class A	34,200	126,679
Hengan International Group Co., Ltd.	271,500	2,418,508
Hengtong Optic-electric Co., Ltd.	96,880	322,227
Hesteel Co., Ltd., Class A	506,400	217,780
Huadian Power International Corp., Ltd., Class H	1,100,000	516,958
Huadong Medicine Co., Ltd., Class A	47,211	321,237
Huaneng Power International, Inc., Class H	3,904,000	2,941,208
Huaneng Renewables Corp., Ltd., Class H	1,716,000	638,509
Huaxia Bank Co., Ltd.	146,972	163,873
Huayu Automotive Systems Co., Ltd.	82,008	280,839
Hubei Energy Group Co., Ltd., Class A	277,714	175,237
Humanwell Healthcare Group Co., Ltd.	69,600	125,523
Hundsun Technologies, Inc.	28,100	211,633
Iflytek Co., Ltd., Class A	34,550	159,657
iKang Healthcare Group, Inc. ADR(1)	36,000	737,280
Industrial & Commercial Bank of China, Ltd., Class H	3,258,000	2,421,227
Industrial Bank Co., Ltd.	163,702	371,948
Inner Mongolia BaoTou Steel Union Co., Ltd.	707,000	172,196
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	92,700	360,465
JD.com, Inc. ADR(1)	33,900	1,215,654
Jiangsu Changjiang Electronics Technology Co., Ltd.	76,300	188,574
Jiangsu Expressway Co., Ltd., Class H	692,000	841,768
Jiangsu Hengrui Medicine Co., Ltd.	36,432	368,629
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	20,000	376,632
Jiangxi Copper Co., Ltd., Class H	1,175,000	1,486,560

9	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Jiangxi Ganfeng Lithium Co., Ltd., Class A	51,150	$277,154
Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	60,400	154,032
Jinke Properties Group Co., Ltd., Class A	265,299	197,446
Jinyu Bio-Technology Co., Ltd.	43,862	103,704
Jizhong Energy Resources Co., Ltd., Class A	231,400	144,858
Kaidi Ecological and Environmental Technology Co., Ltd., Class A(1)	297,600	70,542
Kangde Xin Composite Material Group Co., Ltd., Class A(1)(3)	76,700	153,524
Kangmei Pharmaceutical Co., Ltd.	93,100	291,461
Kingboard Holdings., Ltd.	256,100	896,201
Kingfa Sci & Tech Co., Ltd.	171,338	126,863
Kunlun Energy Co., Ltd.	958,000	828,739
Kweichow Moutai Co., Ltd.	8,200	874,796
KWG Property Holding, Ltd.	476,000	544,296
Lee & Man Paper Manufacturing, Ltd.	957,000	932,480
Lenovo Group, Ltd.	1,316,000	731,857
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	349,928
Li Ning Co., Ltd.(1)	774,208	844,590
Liaoning Cheng Da Co., Ltd.	72,100	155,610
Longfor Group Holdings., Ltd.	316,500	892,926
LONGi Green Energy Technology Co., Ltd.	46,340	107,231
Luxshare Precision Industry Co., Ltd., Class A	71,110	189,151
Luye Pharma Group, Ltd.	496,500	483,610
Luzhou Laojiao Co., Ltd., Class A	27,300	220,381
Maanshan Iron & Steel Co., Ltd., Class H	2,294,000	1,229,159
Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	37,200	106,863
Midea Group Co., Ltd., Class A	60,900	425,801
NARI Technology Co., Ltd.	85,600	199,827
NetEase, Inc. ADR	6,200	1,599,600
Neusoft Corp.	74,400	141,016
New Oriental Education & Technology Group, Inc. ADR	24,800	2,133,792
Nine Dragons Paper Holdings, Ltd.	879,000	1,090,254
O-film Tech Co., Ltd., Class A	65,800	161,333
Oceanwide Holdings Co., Ltd., Class A	204,000	193,740
Offshore Oil Engineering Co., Ltd.	217,300	170,134
Oriental Energy Co., Ltd., Class A	132,900	189,633
PetroChina Co., Ltd., Class H	5,384,000	4,100,161
PICC Property & Casualty Co., Ltd., Class H	528,000	596,607
Ping An Bank Co., Ltd., Class A	429,188	594,967
Ping An Insurance (Group) Co. of China, Ltd., Class H	435,000	4,049,536
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,600	160,456
Poly Property Group Co., Ltd.	2,078,000	831,147
Poly Real Estate Group Co., Ltd., Class A	271,600	485,489
Power Construction Corp. of China, Ltd.	187,000	155,404
Qingdao Haier Co., Ltd.	66,800	169,496

Security	Shares	Value

China (continued)
RiseSun Real Estate Development Co., Ltd., Class A	249,300	$301,416
SAIC Motor Corp., Ltd.	82,400	386,246
Sanan Optoelectronics Co., Ltd.	84,900	236,755
Sany Heavy Industry Co., Ltd.	122,300	166,308
SDIC Power Holdings Co., Ltd.	200,900	230,108
Semiconductor Manufacturing International Corp.(1)	787,700	955,256
Shandong Gold Mining Co., Ltd.	42,500	152,529
Shandong Nanshan Aluminum Co., Ltd.	409,500	172,465
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	2,148,000	1,643,941
Shanghai Dazhong Public Utilities Group Co., Ltd., Class A	220,900	121,578
Shanghai Electric Group Co., Ltd., Class H	2,414,000	809,954
Shanghai Industrial Holdings, Ltd.	304,000	709,665
Shanghai Oriental Pearl Group Co., Ltd., Class A	58,400	121,762
Shanghai Pudong Development Bank Co., Ltd., Class A	244,400	364,910
Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	75,395	122,412
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	197,332
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	152,700	154,115
Shenwan Hongyuan Group Co., Ltd., Class A	389,701	253,754
Shenzhen Inovance Technology Co., Ltd., Class A	56,300	220,597
Shenzhen Investment, Ltd.	674,000	243,224
Shenzhen Overseas Chinese Town Co., Ltd., Class A	176,600	175,461
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	171,300	121,619
Shimao Property Holdings, Ltd.	394,500	1,121,971
Siasun Robot & Automation Co., Ltd., Class A	55,000	137,925
Sichuan Changhong Electric Co., Ltd.	307,800	132,373
Sichuan Chuantou Energy Co., Ltd.	152,000	197,345
Sihuan Pharmaceutical Holdings Group, Ltd.	3,161,000	682,098
SINA Corp.(1)	11,900	957,712
Sino Biopharmaceutical, Ltd.	2,794,000	3,826,723
Sino-Ocean Group Holding, Ltd.	1,455,500	823,254
Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,375,000	1,428,052
Sinopharm Group Co., Ltd., Class H	758,800	3,211,815
Sohu.com, Ltd. ADR(1)	10,300	259,560
Sun Art Retail Group, Ltd.	1,476,000	1,886,818
Sunac China Holdings, Ltd.	406,000	1,327,550
Suning.com Co., Ltd, Class A	69,200	134,630
Tasly Pharmaceutical Group Co., Ltd.	46,760	170,624
TBEA Co., Ltd.	93,537	94,939
TCL Corp., Class A	373,200	164,387
Tencent Holdings, Ltd.	183,702	8,361,080

10	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Tianqi Lithium Corp., Class A	44,850	$305,580
Tingyi (Cayman Islands) Holding Corp.	838,000	1,937,558
Tonghua Dongbao Pharmaceutical Co., Ltd.	30,168	96,257
Tongling Nonferrous Metals Group Co., Ltd., Class A	776,200	250,779
Tsinghua Tongfang Co., Ltd.	100,600	141,289
Tsingtao Brewery Co., Ltd., Class H	324,000	1,735,031
Tus-Sound Environmental Resources Co., Ltd., Class A	65,660	167,019
Wanhua Chemical Group Co., Ltd.	35,865	269,223
Want Want China Holdings, Ltd.	2,635,000	2,183,807
Weibo Corp. ADR(1)	2,290	189,497
Weichai Power Co., Ltd., Class H	887,600	1,085,920
West China Cement, Ltd.	4,450,000	783,954
Western Mining Co., Ltd.	169,300	163,853
Western Securities Co., Ltd., Class A	104,100	114,527
WH Group, Ltd.(2)	3,559,000	2,865,400
Wintime Energy Co., Ltd.(3)	327,670	40,080
Wuliangye Yibin Co., Ltd., Class A	47,900	508,661
Xinhu Zhongbao Co., Ltd.	301,800	163,198
Yang Quan Coal Industry Group Co., Ltd.	189,300	178,415
Yango Group Co., Ltd., Class A	206,192	186,485
Yangzijiang Shipbuilding Holdings, Ltd.	1,535,000	1,069,912
Yanzhou Coal Mining Co., Ltd., Class H	518,000	647,087
Yonghui Superstores Co., Ltd.	124,700	139,877
Youngor Group Co., Ltd.	132,440	141,181
Yuan Longping High-tech Agriculture Co., Ltd., Class A	65,900	185,732
Yuexiu Property Co., Ltd.	1,590,000	302,415
Yunnan Baiyao Group Co., Ltd., Class A	21,200	310,056
Yunnan Chihong Zinc & Germanium Co., Ltd.	160,600	122,894
Zhaojin Mining Industry Co., Ltd., Class H	372,500	300,763
Zhejiang China Commodities City Group Co., Ltd.	167,200	107,525
Zhejiang Dahua Technology Co., Ltd., Class A	69,550	192,314
Zhejiang Expressway Co., Ltd., Class H	1,034,000	878,237
Zhejiang Huahai Pharmaceutical Co., Ltd.	37,500	111,644
Zhejiang Longsheng Group Co., Ltd.	69,143	118,843
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	84,800	113,279
Zhejiang Zheneng Electric Power Co., Ltd.	246,600	181,887
Zhengzhou Yutong Bus Co., Ltd.	66,400	163,654
Zhongjin Gold Corp., Ltd.	115,900	118,648
Zhongtian Financial Group Co., Ltd., Class A(3)	315,000	113,052
Zhuzhou CRRC Times Electric Co., Ltd., Class H	89,500	537,661
Zijin Mining Group Co., Ltd., Class H	8,142,000	3,018,573
ZTE Corp., Class H(1)	456,103	782,176
		$258,869,789

Security	Shares	Value

Colombia — 1.4%
Almacenes Exito SA	353,690	$1,987,174
Avianca Holdings SA, PFC Shares	551,298	457,746
Banco Davivienda SA, PFC Shares	68,070	840,719
Bancolombia SA	114,355	1,323,757
Bancolombia SA ADR, PFC Shares	66,100	3,034,651
Celsia SA ESP	740,070	1,149,598
Cementos Argos SA	487,554	1,551,807
Cementos Argos SA, PFC Shares	253,603	701,894
Cemex Latam Holdings SA(1)	173,596	438,419
Corporacion Financiera Colombiana SA(1)	51,420	422,674
Ecopetrol SA	5,754,255	6,111,594
Empresa de Telecommunicaciones de Bogota SA(1)	1,844,218	246,917
Grupo Argos SA	346,526	2,325,758
Grupo Argos SA, PFC Shares	108,995	656,119
Grupo Aval Acciones y Valores SA, PFC Shares	2,143,838	849,228
Grupo de Inversiones Suramericana SA	121,659	1,519,422
Grupo de Inversiones Suramericana SA, PFC Shares	48,367	581,977
Grupo Nutresa SA	461,855	4,304,575
Interconexion Electrica SA	762,587	3,746,319
		$32,250,348

Croatia — 0.7%
AD Plastik DD	5,907	$182,910
Adris Grupa DD, PFC Shares	35,644	2,422,954
Atlantic Grupa DD	1,465	230,364
Atlantska Plovidba DD(1)	8,876	562,453
Ericsson Nikola Tesla DD	6,510	1,065,262
Hrvatski Telekom DD	160,831	3,962,896
INA Industrija Nafte DD	900	463,439
Koncar-Elektroindustrija DD	7,378	787,080
Kras DD	4,381	283,953
Ledo DD(1)(3)	978	47,952
Podravka Prehrambena Industrija DD	19,726	1,059,157
Valamar Riviera DD	615,561	3,879,213
Zagrebacka Banka DD	136,778	1,299,721
		$16,247,354

Czech Republic — 0.8%
CEZ AS	310,200	$8,146,149
Komercni Banka AS	170,428	7,399,707
Philip Morris CR AS	3,278	2,261,436
		$17,807,292

11	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Egypt — 0.7%
Alexandria Mineral Oils Co.	949,744	$588,646
Arab Co. for Asset Management & Development(1)	491,303	78,356
Arab Cotton Ginning	491,303	63,726
Commercial International Bank Egypt SAE	708,878	3,369,252
Eastern Tobacco	193,927	1,790,274
Egypt Kuwait Holding Co. SAE	638,089	727,809
Egyptian Financial Group-Hermes Holding Co.(1)	264,772	259,741
ElSewedy Electric Co.	176,997	1,854,520
Ezz Steel(1)	491,084	769,908
Global Telecom Holding SAE(1)	4,772,720	1,111,565
Juhayna Food Industries	658,122	420,026
Maridive & Oil Services SAE(1)	295,875	135,990
Orascom Telecom Media and Technology Holding SAE	7,289,225	277,352
Oriental Weavers Co.	383,580	257,866
Palm Hills Developments SAE(1)	2,709,769	609,131
Pioneers Holding(1)	373,831	163,593
Sidi Kerir Petrochemicals Co.	344,688	473,120
Six of October Development & Investment Co.(1)	382,178	507,508
Talaat Moustafa Group	1,719,986	1,082,965
Telecom Egypt	806,834	625,646
		$15,166,994

Estonia — 0.4%
AS Merko Ehitus	78,018	$898,363
AS Tallink Grupp	3,623,652	4,428,793
AS Tallinna Kaubamaja Grupp	192,740	2,054,492
AS Tallinna Vesi	116,590	1,403,237
Nordecon AS	145,374	180,212
		$8,965,097

Ghana — 0.1%
CAL Bank, Ltd.(1)	2,063,694	$547,273
Ghana Commercial Bank, Ltd.	1,626,918	1,725,661
Produce Buying Co., Ltd.(1)	28	0
Standard Chartered Bank of Ghana, Ltd.(1)	244,300	1,325,931
		$3,598,865

Greece — 1.4%
Aegean Airlines SA	63,648	$606,300
Alpha Bank AE(1)	994,698	2,171,714
Athens Water Supply & Sewage Co. SA	104,694	709,505
Costamare, Inc.	71,719	497,730
Diana Shipping, Inc.(1)	116,290	523,305
Ellaktor SA(1)	260,188	529,193
Eurobank Ergasias SA(1)	668,793	693,091

Security	Shares	Value

Greece (continued)
FF Group(3)	46,335	$208,058
GasLog, Ltd.	61,501	1,036,292
GEK Terna Holding Real Estate Construction SA(1)	145,762	918,908
Grivalia Properties REIC AE	14,830	148,680
Hellenic Exchanges - Athens Stock Exchange SA	230,984	1,265,589
Hellenic Petroleum SA	114,694	959,056
Hellenic Telecommunications Organization SA	405,150	5,265,154
Holding Co. ADMIE IPTO SA(1)	300,006	597,053
JUMBO SA	120,623	1,932,061
Motor Oil (Hellas) Corinth Refineries SA	114,124	2,424,789
Mytilineos Holdings SA	163,406	1,643,184
National Bank of Greece SA(1)	7,183,088	2,337,593
Navios Maritime Holdings, Inc.(1)	154,629	126,796
OPAP SA	249,882	2,789,914
Public Power Corp. SA(1)	291,796	605,844
StealthGas, Inc.(1)	37,397	138,369
Terna Energy SA	112,955	742,276
Titan Cement Co. SA	131,818	3,197,890
Tsakos Energy Navigation, Ltd.	106,400	372,400
		$32,440,744

Hungary — 0.8%
Magyar Telekom Telecommunications PLC	1,023,950	$1,476,146
MOL Hungarian Oil & Gas PLC	561,932	5,505,748
OTP Bank Nyrt	156,074	5,870,588
Richter Gedeon Nyrt.	251,599	4,547,011
		$17,399,493

India — 6.0%
ABB India, Ltd.	19,900	$353,551
ACC, Ltd.	28,894	647,608
Adani Enterprises, Ltd.	180,900	515,473
Adani Green Energy, Ltd.(1)	137,664	121,233
Adani Ports and Special Economic Zone, Ltd.	658,048	3,855,466
Adani Power, Ltd.(1)	556,250	253,655
Adani Transmission, Ltd.(1)	299,124	738,104
Aditya Birla Capital, Ltd.(1)	94,280	201,789
Aditya Birla Fashion and Retail, Ltd.(1)	92,050	189,211
Ambuja Cements, Ltd.	273,970	921,497
Asian Paints, Ltd.	90,305	1,910,446
Axis Bank, Ltd.(1)	150,119	1,202,820
Bajaj Auto, Ltd.	27,253	1,076,350
Bank of Baroda	175,282	392,705
Bank of India(1)	109,562	151,106
Bharat Forge, Ltd.	98,933	929,498
Bharat Heavy Electricals, Ltd.	648,450	699,744

12	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)
Bharat Petroleum Corp., Ltd.	192,772	$1,101,408
Bharti Airtel, Ltd.	1,171,536	6,675,927
Biocon, Ltd.	132,779	1,133,503
Canara Bank	67,631	281,875
CG Power and Industrial Solutions, Ltd.(1)	213,600	198,664
Cipla, Ltd.	181,328	1,692,824
Coal India, Ltd.	290,700	1,110,633
Colgate-Palmolive (India), Ltd.	49,296	823,755
Container Corp. Of India, Ltd.	135,600	1,323,086
Crompton Greaves Consumer Electricals, Ltd.	213,600	757,171
Cummins India, Ltd.	49,900	491,013
Dabur India, Ltd.	255,954	1,576,221
Divi’s Laboratories, Ltd.	76,503	1,283,161
DLF, Ltd.	88,900	254,855
Dr. Reddy’s Laboratories, Ltd.	48,300	1,506,530
GAIL (India), Ltd.	370,696	2,032,520
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	401,552
Glenmark Pharmaceuticals, Ltd.	125,460	1,069,902
GMR Infrastructure, Ltd.(1)	1,721,400	448,133
Grasim Industries, Ltd.	67,343	1,008,442
Gujarat State Petronet, Ltd.	265,747	767,895
HCL Technologies, Ltd.	103,048	1,450,959
HDFC Bank, Ltd.	84,023	2,657,799
Hero MotoCorp, Ltd.	31,601	1,518,750
Hindalco Industries, Ltd.	229,710	717,955
Hindustan Petroleum Corp., Ltd.	190,488	792,242
Hindustan Unilever, Ltd.	187,967	4,756,235
Hindustan Zinc, Ltd.	148,400	607,157
Housing Development Finance Corp., Ltd.	108,675	3,155,047
ICICI Bank, Ltd.	282,999	1,249,613
IDBI Bank, Ltd.(1)	367,000	317,093
Idea Cellular, Ltd.(1)	1,816,900	1,449,239
IDFC Bank, Ltd.	260,034	152,684
IDFC, Ltd.	260,034	177,502
IFCI, Ltd.(1)	673,372	169,482
Indiabulls Housing Finance, Ltd.	40,115	760,350
Indiabulls Real Estate, Ltd.(1)	91,200	200,842
Indian Hotels Co., Ltd. (The)	197,136	382,413
Indian Oil Corp., Ltd.	425,400	1,023,701
Infosys, Ltd.	287,003	5,711,913
ITC, Ltd.	836,085	3,632,021
Jindal Steel & Power, Ltd.(1)	190,924	571,728
JSW Steel, Ltd.	320,881	1,542,332
Kotak Mahindra Bank, Ltd.	66,537	1,270,376
Larsen & Toubro, Ltd.	198,857	3,784,197
LIC Housing Finance, Ltd.	49,663	382,476

Security	Shares	Value

India (continued)
Lupin, Ltd.	80,300	$964,294
Mahindra & Mahindra, Ltd.	121,720	1,661,122
Maruti Suzuki India, Ltd.	24,011	3,342,314
Nestle India, Ltd.	11,930	1,841,780
NTPC, Ltd.	1,547,619	3,505,666
Oil & Natural Gas Corp., Ltd.	607,209	1,468,865
Oracle Financial Services Software, Ltd.(1)	10,452	592,151
Piramal Enterprises, Ltd.	50,846	1,980,952
Power Grid Corporation of India, Ltd.	1,307,767	3,485,397
Reliance Capital, Ltd.	36,735	225,595
Reliance Communications, Ltd.(1)	1,412,060	301,916
Reliance Industries, Ltd.	576,699	9,979,172
Reliance Infrastructure, Ltd.	133,300	776,188
Reliance Power, Ltd.(1)	1,400,250	685,137
Siemens, Ltd.	47,180	681,915
State Bank of India(1)	176,606	757,604
Steel Authority of India, Ltd.(1)	513,200	581,188
Sun Pharmaceutical Industries, Ltd.	427,669	3,558,456
Sun TV Network, Ltd.	55,449	625,759
Suzlon Energy, Ltd.(1)	2,099,450	239,444
Tata Communications, Ltd.	127,400	1,076,172
Tata Consultancy Services, Ltd.	146,457	4,161,718
Tata Global Beverages, Ltd.	74,700	269,914
Tata Motors, Ltd.(1)	208,855	788,633
Tata Power Co., Ltd. (The)	1,346,918	1,464,327
Tata Steel, Ltd.	118,663	977,389
Tech Mahindra, Ltd.	113,951	1,131,297
Titan Co., Ltd.	103,677	1,380,310
UltraTech Cement, Ltd.	30,328	1,856,948
Unitech, Ltd.(1)	2,836,900	178,798
United Spirits, Ltd.(1)	146,425	1,254,138
UPL, Ltd.	105,956	993,624
Vedanta, Ltd.	476,489	1,553,092
Voltas, Ltd.	214,800	1,782,380
Wipro, Ltd.	241,827	978,368
Yes Bank, Ltd.	156,523	840,706
Zee Entertainment Enterprises, Ltd.	142,399	1,093,216
		$137,569,377

Indonesia — 3.0%
Adaro Energy Tbk PT	20,118,500	$2,661,957
AKR Corporindo Tbk PT	4,864,500	1,422,749
Aneka Tambang Tbk	10,251,500	652,101
Astra Argo Lestari Tbk PT	775,000	584,787
Astra International Tbk PT	13,196,100	6,546,885
Bank Central Asia Tbk PT	1,999,700	3,227,855

13	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia (continued)
Bank Danamon Indonesia Tbk PT	1,913,203	$873,455
Bank Mandiri Persero Tbk PT	3,765,100	1,738,341
Bank Negara Indonesia Persero Tbk PT	1,726,700	887,925
Bank Pan Indonesia Tbk PT(1)	4,945,000	265,605
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,068,100	152,566
Bank Rakyat Indonesia Persero Tbk PT	12,098,500	2,577,695
Bank Tabungan Negara Tbk PT	2,513,500	411,652
Berlian Laju Tanker Tbk PT(1)(3)	7,544,500	0
Bukit Asam Tbk PT	6,717,500	2,090,920
Bumi Serpong Damai Tbk PT	3,215,100	301,818
Charoen Pokphand Indonesia Tbk PT	5,565,200	1,746,129
Gudang Garam Tbk PT	295,000	1,538,798
Hanson International Tbk PT(1)	23,744,500	215,962
Indo Tambangraya Megah Tbk PT	652,700	1,289,962
Indocement Tunggal Prakarsa Tbk PT	2,435,200	2,389,697
Indofood Sukses Makmur Tbk PT	3,485,500	1,536,083
Indosat Tbk PT	1,634,500	398,005
Jasa Marga (Persero) Tbk PT	3,198,000	1,041,297
Kalbe Farma Tbk PT	61,346,500	5,513,752
Lippo Karawaci Tbk PT	6,134,800	155,797
Matahari Department Store Tbk PT	686,300	382,814
Matahari Putra Prima Tbk PT(1)	7,240,000	127,550
Medco Energi Internasional Tbk PT(1)	17,990,000	1,236,216
Media Nusantara Citra Tbk PT	3,201,000	219,082
Mitra Keluarga Karyasehat Tbk PT	3,345,900	463,971
MNC Investama Tbk PT(1)	49,042,500	349,769
Perusahaan Gas Negara Persero Tbk PT	31,781,800	3,753,682
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	501,107
PP Persero Tbk PT	8,311,089	1,200,451
Semen Indonesia Persero Tbk PT	5,479,200	2,891,162
Sigmagold Inti Perkasa Tbk PT(1)(3)	17,097,000	29,641
Siloam International Hospitals Tbk PT(1)	2,296,600	497,782
Surya Semesta Internusa Tbk PT	14,275,000	575,129
Telekomunikasi Indonesia Persero Tbk PT	25,815,800	6,401,504
Tower Bersama Infrastructure Tbk PT	2,272,900	828,261
Unilever Indonesia Tbk PT	746,500	2,240,514
United Tractors Tbk PT	1,701,383	4,168,230
Vale Indonesia Tbk PT(1)	5,222,500	1,585,512
Waskita Karya Persero Tbk PT	4,712,800	694,136
Wijaya Karya Beton Tbk PT	3,158,200	87,224
Wijaya Karya Persero Tbk PT	6,522,800	702,333
XL Axiata Tbk PT(1)	2,604,900	498,199
		$69,656,062

Security	Shares	Value

Jordan — 0.6%
Al-Eqbal Investment Co. PLC(1)	50,157	$2,030,674
Alia The Royal Jordanian Airlines PLC(1)	249,829	140,919
Arab Bank PLC	746,208	6,989,468
Arab Potash Co. PLC	55,440	1,227,112
Bank of Jordan	218,804	722,374
Cairo Amman Bank	183,573	392,926
Capital Bank of Jordan	406,376	504,657
Jordan Ahli Bank	321,537	516,373
Jordan Islamic Bank	129,843	585,575
Jordan Petroleum Refinery	270,214	914,473
Jordan Telecommunications Co.	69,284	166,060
Jordanian Electric Power Co.	319,209	593,254
Union Investment Corp. PLC(1)	99,181	160,738
		$14,944,603

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	447,782	$5,215,231
KAZ Minerals PLC(1)	550,742	6,099,548
Kcell JSC GDR(4)	414,605	1,855,658
Nostrum Oil & Gas PLC(1)	75,523	197,719
		$13,368,156

Kenya — 0.7%
ARM Cement, Ltd.(1)	1,653,600	$70,034
Bamburi Cement Co., Ltd.	408,700	728,609
Barclays Bank of Kenya, Ltd.	6,474,160	747,398
British American Tobacco Kenya, Ltd.	52,000	326,857
Co-operative Bank of Kenya, Ltd. (The)	6,002,136	1,027,979
East African Breweries, Ltd.	1,355,280	3,035,246
Equity Group Holdings, Ltd.	4,838,900	2,406,448
KCB Group, Ltd.	3,921,120	1,830,592
KenolKobil, Ltd.	2,894,200	515,585
Kenya Power & Lighting, Ltd.	7,482,654	469,307
Nation Media Group PLC	518,384	464,194
Safaricom PLC	13,965,772	3,885,793
Standard Chartered Bank Kenya, Ltd.	219,542	446,133
		$15,954,175

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	1,223,868	$3,409,003
Ahli United Bank	370,553	363,589
Al Ahli Bank of Kuwait KSCP	339,889	362,354
Al-Mazaya Holding Co.	882,500	260,141
ALAFCO Aviation Lease and Finance Co. KSCP	495,253	585,782
Boubyan Bank KSCP	435,013	737,261

14	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kuwait (continued)
Boubyan Petrochemicals Co.	1,195,545	$3,652,192
Burgan Bank SAK	424,273	387,743
Commercial Bank of Kuwait KSCP	519,644	903,619
Commercial Real Estate Co. KSCC	2,296,205	568,662
Gulf Bank KSCP	928,963	804,321
Gulf Cable & Electrical Industries Co. KSCP	308,785	386,187
Gulf National Holding Co.(3)	297,855	0
Jazeera Airways Co. KSC	134,546	335,242
Kuwait Cement Co.	533,870	686,723
Kuwait Finance House KSCP	1,521,812	2,930,640
Kuwait International Bank KSCP	326,536	279,351
Kuwait Portland Cement Co. KSC	126,123	461,307
Kuwait Projects Co. Holdings KSC	378,400	297,612
Kuwait Real Estate Co. KSC(1)	2,762,965	457,105
Mabanee Co. SAKC	618,024	1,353,651
Mezzan Holding Co. KSCC	138,999	330,759
Mobile Telecommunications Co.	3,941,289	6,326,410
National Bank of Kuwait SAK	1,683,508	4,508,432
National Industries Group Holding SAK	1,375,456	731,938
National Investment Co.	581,744	176,174
National Real Estate Co. KPSC(1)	948,370	361,662
Qurain Petrochemical Industries Co. KSC	1,291,648	1,389,860
Sultan Center Food Products Co.(1)	3,421,833	760,500
Warba Bank KSCP(1)	338,872	262,707
		$34,070,927

Latvia — 0.0%(5)
Grindeks	42,000	$350,038
		$350,038

Lebanon — 0.1%
Solidere GDR(1)	316,363	$2,315,777
		$2,315,777

Lithuania — 0.2%
Apranga PVA	427,588	$1,149,762
Energijos Skirstymo Operatorius AB	128,934	129,537
Klaipedos Nafta AB	1,345,900	853,819
Pieno Zvaigzdes(1)	104,200	140,202
Rokiskio Suris	122,500	375,601
Siauliu Bankas	2,303,871	1,352,358
		$4,001,279

Security	Shares	Value

Malaysia — 3.0%
Aeon Co. (M) Bhd	661,200	$370,604
AirAsia Group Bhd	1,228,200	1,078,092
Alliance Bank Malaysia Bhd	416,600	412,124
AMMB Holdings Bhd	316,900	313,850
Astro Malaysia Holdings Bhd	979,300	441,076
Axiata Group Bhd	2,357,650	2,553,965
Berjaya Corp. Bhd(1)	2,090,591	154,338
Berjaya Sports Toto Bhd	830,250	482,288
Boustead Holdings Bhd	834,694	488,950
British American Tobacco Malaysia Bhd	74,500	628,582
Bumi Armada Bhd(1)	3,133,350	551,066
Bursa Malaysia Bhd	122,550	235,928
CIMB Group Holdings Bhd	892,200	1,284,695
Dialog Group Bhd	3,532,614	2,890,765
Digi.com Bhd	1,873,500	2,099,443
FGV Holdings Bhd	1,358,400	579,542
Gamuda Bhd	965,900	920,831
Genting Bhd	1,146,500	2,469,917
Genting Malaysia Bhd	1,760,500	2,194,608
Genting Plantations Bhd	261,700	602,095
Hartalega Holdings Bhd	237,200	359,405
Hong Leong Bank Bhd	116,000	545,637
Hong Leong Financial Group Bhd	59,900	266,685
IHH Healthcare Bhd	2,141,700	3,117,303
IJM Corp. Bhd	1,567,680	756,962
IOI Corp. Bhd	1,111,018	1,264,770
IOI Properties Group Bhd	1,044,058	488,740
KLCCP Stapled Group	399,100	755,420
KNM Group Bhd(1)	5,003,150	246,458
Kuala Lumpur Kepong Bhd	178,100	1,085,693
Lafarge Malaysia Bhd(1)	942,950	734,847
Magnum Bhd	940,340	508,926
Malayan Banking Bhd	733,187	1,771,393
Malaysia Airports Holdings Bhd	342,800	781,107
Malaysian Resources Corp. Bhd	761,400	145,719
Maxis Bhd	1,037,800	1,480,862
MISC Bhd	482,400	793,846
MMC Corp. Bhd	1,217,800	440,667
My EG Services Bhd	727,950	222,697
Nestle Malaysia Bhd	12,300	447,059
Petronas Chemicals Group Bhd	1,952,800	4,294,775
Petronas Dagangan Bhd	422,200	2,808,276
Petronas Gas Bhd	315,800	1,457,111
PPB Group Bhd	246,960	1,003,059
Press Metal Aluminium Holdings Bhd	1,975,820	2,329,834
Public Bank Bhd	360,020	2,132,519
RHB Bank Bhd	206,400	276,507

15	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)
Sapura Energy Bhd(1)	5,340,168	$795,929
Silverlake Axis, Ltd.	703,200	263,398
Sime Darby Bhd	1,193,039	741,972
Sime Darby Plantation Bhd	1,056,339	1,366,649
Sime Darby Property Bhd	1,193,039	394,361
Sunway Bhd	717,840	270,381
Supermax Corp. Bhd	1,126,100	1,215,164
Telekom Malaysia Bhd	1,249,900	1,220,076
Tenaga Nasional Bhd	1,175,625	4,542,115
Top Glove Corp. Bhd	723,500	1,807,019
UEM Sunrise Bhd	1,683,050	379,644
UMW Holdings Bhd	448,400	662,042
Unisem (M) Bhd	2,784,300	1,796,304
WCT Holdings Bhd	734,737	180,110
YTL Corp. Bhd	2,920,734	971,734
YTL Power International Bhd	1,920,860	576,654
		$68,452,588

Mauritius — 0.7%
Alteo, Ltd.	852,532	$652,468
Attitude Property, Ltd.	700,989	261,299
CIEL, Ltd.	1,801,109	369,210
CIM Financial Services, Ltd.	2,484,951	698,798
MCB Group, Ltd.	918,789	7,150,965
Phoenix Beverages, Ltd.	24,345	424,173
Rogers & Co., Ltd.	2,004,091	1,991,092
SBM Holdings, Ltd.	9,094,160	1,972,219
Sun, Ltd., Class A	516,880	732,630
Terra Mauricia, Ltd.	594,238	466,937
United Basalt Products, Ltd.	334,219	1,285,586
		$16,005,377

Mexico — 6.2%
Alfa SAB de CV, Series A	4,741,372	$6,456,574
Alsea SAB de CV	694,800	2,394,069
America Movil SAB de CV, Series L	22,692,550	19,420,057
Arca Continental SAB de CV	329,780	2,189,834
Bolsa Mexicana de Valores SAB de CV	1,204,875	2,262,646
Cemex SAB de CV ADR(1)	185,473	1,381,774
Cemex SAB de CV, Series CPO(1)	7,728,239	5,772,000
Coca-Cola Femsa SAB de CV, Series L	319,500	1,998,830
El Puerto de Liverpool SAB de CV	163,780	1,221,029
Fibra Uno Administracion SA de CV	2,054,090	2,966,887
Fomento Economico Mexicano SAB de CV, Series UBD	1,073,456	10,545,214
Genomma Lab Internacional SAB de CV(1)	2,778,500	2,209,353
Gentera SAB de CV	1,792,600	1,935,164

Security	Shares	Value

Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	370,587	$3,505,492
Grupo Aeroportuario del Sureste SAB de CV, Class B	206,415	3,686,902
Grupo Bimbo SAB de CV, Series A	1,376,145	2,947,550
Grupo Carso SAB de CV, Series A1	934,900	3,892,543
Grupo Elektra SAB de CV	61,453	2,299,029
Grupo Financiero Banorte SAB de CV, Class O	1,701,800	11,870,210
Grupo Financiero Inbursa SAB de CV, Class O	3,303,000	5,449,545
Grupo Mexico SAB de CV, Series B	2,409,679	7,585,458
Grupo Sanborns SAB de CV	226,889	236,168
Grupo Simec SA de CV, Series B(1)	133,800	437,989
Grupo Televisa SAB ADR	431,500	8,578,220
Grupo Televisa SAB, Series CPO	1,550,600	6,169,870
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	958,200	1,574,486
Industrias CH SAB de CV, Series B(1)	225,500	1,050,202
Industrias Penoles SAB de CV	106,665	1,808,488
Infraestructura Energetica Nova SAB de CV	180,000	880,890
Kimberly-Clark de Mexico SAB de CV, Class A	1,101,000	2,027,408
Mexichem SAB de CV	815,799	2,854,766
Minera Frisco SAB de CV(1)	714,800	306,818
Organizacion Soriana SAB de CV, Class B(1)	120,000	226,637
Promotora y Operadora de Infraestructura SAB de CV	345,845	3,572,431
Telesites SAB de CV(1)	1,386,268	1,025,694
Ternium SA ADR	26,100	946,125
TV Azteca SAB de CV, Series CPO	1,240,300	155,056
Wal-Mart de Mexico SAB de CV, Series V	2,708,580	7,907,276
		$141,748,684

Morocco — 0.7%
Attijariwafa Bank	54,975	$2,752,970
Banque Centrale Populaire	63,220	1,912,567
BMCE Bank	49,850	1,053,536
Cosumar	92,324	1,682,812
Douja Promotion Groupe Addoha SA	160,235	307,544
Label Vie	3,100	696,154
LafargeHolcim Maroc SA	14,330	2,612,754
Lesieur Cristal	35,208	572,335
Managem SA	2,236	309,139
Maroc Telecom	202,750	3,055,480
Samir(1)(3)	15,717	0
Taqa Morocco	10,428	939,653
		$15,894,944

Nigeria — 0.7%
Access Bank PLC	23,343,745	$643,217
Afriland Properties PLC(1)(3)	1,286,159	0
Dangote Cement PLC	3,302,044	2,076,827

16	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Nigeria (continued)
Ecobank Transnational, Inc.(1)	7,244,274	$411,613
FBN Holdings PLC	29,232,719	815,445
Flour Mills of Nigeria PLC	3,215,556	248,757
Guaranty Trust Bank PLC	23,743,326	2,625,204
Guiness Nigeria PLC	1,391,550	356,801
Lafarge Africa PLC	5,061,475	386,366
Lekoil, Ltd.(1)	1,111,089	286,401
Nestle Nigeria PLC	413,429	1,879,051
Nigerian Breweries PLC	4,747,707	1,376,917
SEPLAT Petroleum Development Co. PLC(2)	764,746	1,489,085
Stanbic IBTC Holdings PLC	1,977,675	270,802
Transnational Corp. of Nigeria PLC	44,100,342	146,973
Unilever Nigeria PLC	2,740,833	399,484
United Bank for Africa PLC	25,521,594	673,651
Zenith Bank PLC	23,186,709	1,474,378
		$15,560,972

Oman — 0.7%
Al Anwar Ceramic Tiles Co.	1,033,027	$246,732
Bank Dhofar SAOG	2,257,341	965,765
Bank Muscat SAOG	2,778,388	2,626,937
Bank Sohar SAOG	2,977,139	950,704
Dhofar International Development & Investment Holding SAOG	339,824	251,730
HSBC Bank Oman SAOG	915,535	278,697
National Bank of Oman SAOG	1,713,121	766,298
Oman Cables Industry SAOG	127,600	308,887
Oman Cement Co. SAOG	951,260	910,175
Oman Flour Mills Co. SAOG	90,796	185,810
Oman Telecommunications Co. SAOG	936,551	1,650,571
Ominvest	1,586,849	1,351,262
Ooredoo	731,509	967,128
Phoenix Power Co. SAOC	2,829,100	830,987
Raysut Cement Co. SAOG	634,342	721,217
Renaissance Services SAOG(1)	1,523,972	1,694,531
Sembcorp Salalah Power & Water Co.	1,120,000	647,295
		$15,354,726

Pakistan — 1.3%
Adamjee Insurance Co., Ltd.	1,115,744	$446,449
Bank Alfalah, Ltd.	2,236,538	1,026,124
Cherat Cement Co., Ltd.	231,500	173,453
D.G. Khan Cement Co., Ltd.	322,232	299,410
Engro Corp., Ltd.	487,387	1,330,896
Engro Fertilizers, Ltd.	610,528	389,451
Engro Foods, Ltd.	512,800	377,280

Security	Shares	Value

Pakistan (continued)
Fatima Fertilizer Co., Ltd.	680,500	$192,323
Fauji Cement Co., Ltd.	1,580,000	307,330
Fauji Fertilizer Bin Qasim, Ltd.	1,026,000	327,403
Fauji Fertilizer Co., Ltd.	1,398,110	1,124,538
Habib Bank, Ltd.	1,125,817	1,613,746
Hub Power Co., Ltd. (The)	3,388,900	2,627,197
K-Electric, Ltd.(1)	11,230,000	489,362
Kot Addu Power Co., Ltd.	1,364,400	623,775
Lucky Cement, Ltd.	303,500	1,350,135
Maple Leaf Cement Factory, Ltd.	624,937	272,392
Mari Petroleum Co., Ltd.	43,100	506,691
MCB Bank, Ltd.	1,209,730	2,024,666
Millat Tractors, Ltd.	97,690	932,591
National Bank of Pakistan(1)	672,540	272,957
Nishat Mills, Ltd.	2,394,071	2,649,680
Oil & Gas Development Co., Ltd.	1,122,391	1,364,504
Pak Elektron, Ltd.	892,000	275,977
Pak Suzuki Motor Co., Ltd.	106,700	296,349
Pakistan Oilfields, Ltd.	188,600	1,007,811
Pakistan Petroleum, Ltd.	837,777	1,439,089
Pakistan State Oil Co., Ltd.	503,274	1,321,259
Pakistan Telecommunication Co., Ltd.	1,949,200	185,949
Searle Co., Ltd. (The)	686,633	1,859,973
SUI Southern Gas Co., Ltd.(1)	1,500,051	389,173
TRG Pakistan(1)	1,992,000	497,033
United Bank, Ltd.	556,245	790,527
		$28,785,493

Panama — 0.2%
Copa Holdings SA, Class A	59,767	$5,817,720
		$5,817,720

Peru — 1.5%
Alicorp SAA	1,031,466	$3,701,260
BBVA Banco Continental SA	358,301	454,488
Cementos Pacasmayo SAA	192,689	447,607
Cia de Minas Buenaventura SA ADR	281,597	3,869,143
Credicorp, Ltd.	63,400	14,504,018
Ferreycorp SAA	2,543,060	1,834,405
Grana y Montero SAA(1)	1,115,664	852,511
Southern Copper Corp.	139,376	6,879,599
Volcan Cia Minera SAA, Class B	3,886,275	962,155
		$33,505,186

17	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Philippines — 3.0%
Aboitiz Equity Ventures, Inc.	1,404,010	$1,524,971
Aboitiz Power Corp.	2,919,900	2,046,541
Alliance Global Group, Inc.(1)	2,794,300	627,882
Ayala Corp.	143,035	2,697,514
Ayala Land, Inc.	3,502,500	2,697,342
Ayala Land, Inc., PFC Shares(3)	3,951,800	0
Bank of the Philippine Islands	1,107,720	2,047,869
BDO Unibank, Inc.	1,091,944	2,717,867
Bloomberry Resorts Corp.	11,870,300	2,345,120
Cosco Capital, Inc.	3,726,300	428,066
D&L Industries, Inc.	4,814,000	923,415
DMCI Holdings, Inc.	2,571,600	571,826
Emperador, Inc.	4,313,300	591,212
Energy Development Corp.(1)	14,106,300	1,352,099
Filinvest Land, Inc.	9,303,000	248,746
First Gen Corp.	2,377,522	694,891
First Philippine Holdings Corp.	587,500	691,064
Globe Telecom, Inc.	45,740	1,580,927
GT Capital Holdings, Inc.	56,950	1,039,671
International Container Terminal Services, Inc.	579,270	971,237
JG Summit Holdings, Inc.	1,805,920	1,905,653
Jollibee Foods Corp.	933,070	4,746,781
Lopez Holdings Corp.	4,600,000	328,276
LT Group, Inc.	1,873,000	634,962
Manila Electric Co.	433,030	3,098,423
Manila Water Co.	1,388,900	693,662
Megaworld Corp.	9,443,000	826,028
Melco Resorts and Entertainment (Philippines) Corp.(1)	3,711,400	481,767
Metro Pacific Investments Corp.	7,682,400	681,902
Metropolitan Bank & Trust Co.	936,617	1,301,349
Nickel Asia Corp.	5,281,800	432,705
Petron Corp.	4,267,400	713,399
Philex Mining Corp.	6,094,825	508,271
PLDT, Inc.	178,645	4,481,534
Puregold Price Club, Inc.	2,240,100	1,911,062
Robinsons Land Corp.	1,507,082	556,360
Robinsons Retail Holdings, Inc.	1,269,250	2,042,613
San Miguel Corp.	306,670	804,406
Security Bank Corp.	186,200	711,735
Semirara Mining & Power Corp.	3,622,920	2,163,101
SM Investments Corp.	275,083	4,930,083
SM Prime Holdings, Inc.	6,510,499	4,634,954
SSI Group, Inc.	2,061,000	79,999
Travellers International Hotel Group, Inc.(1)	3,521,900	336,490
Universal Robina Corp.	1,611,430	3,885,707
Vista Land & Lifescapes, Inc.	3,675,000	415,061
		$69,104,543

Security	Shares	Value

Poland — 3.1%
Alior Bank SA(1)	65,097	$1,294,418
AmRest Holdings SE(1)	12,198	1,456,313
Asseco Poland SA	480,583	6,066,278
Bank Handlowy w Warszawie SA	39,181	804,674
Bank Millennium SA(1)	687,285	1,729,073
Bank Polska Kasa Opieki SA	102,868	3,149,746
Bank Zachodni WBK SA	19,800	1,985,755
Boryszew SA(1)	122,670	226,461
Budimex SA	33,545	1,146,400
CCC SA	38,814	2,391,218
Ciech SA	42,262	644,302
Cyfrowy Polsat SA(1)	342,382	2,226,550
Enea SA(1)	392,460	1,029,111
Energa SA	367,797	901,774
Eurocash SA	317,200	1,606,736
Getin Noble Bank SA(1)	774,062	207,599
Grupa Azoty SA	74,494	850,236
Grupa Lotos SA	74,062	1,323,107
ING Bank Slaski SA	35,724	1,877,049
Jastrzebska Spolka Weglowa SA(1)	80,467	1,736,735
KGHM Polska Miedz SA	151,583	4,010,388
LPP SA	2,021	4,963,174
Lubelski Wegiel Bogdanka SA(1)	12,326	209,123
mBank SA	11,330	1,326,200
Netia SA	393,220	533,591
Orange Polska SA(1)	1,362,301	1,857,551
PGE SA(1)	1,443,963	3,886,458
PKP Cargo SA(1)	51,483	676,750
Polski Koncern Naftowy ORLEN SA	227,752	5,776,026
Polskie Gornictwo Naftowe i Gazownictwo SA(1)	1,282,036	1,937,515
Powszechna Kasa Oszczednosci Bank Polski SA(1)	630,169	7,191,285
Powszechny Zaklad Ubezpieczen SA	439,397	5,053,673
Tauron Polska Energia SA(1)	1,898,392	1,169,179
		$71,244,448

Qatar — 1.5%
Aamal Co. QSC	230,040	$644,214
Al Meera Consumer Goods Co.	12,300	544,632
Barwa Real Estate Co.	172,367	1,714,166
Commercial Bank PQSC (The)	144,180	1,609,923
Doha Bank QPSC	98,700	689,537
Gulf International Services QSC(1)	124,213	579,709
Industries Qatar	116,126	3,956,327
Masraf Al Rayan QSC	228,260	2,421,143
Medicare Group	18,044	346,656
Ooredoo QPSC	170,000	3,276,608

18	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Qatar (continued)
Qatar Electricity & Water Co. QSC	49,258	$2,565,821
Qatar Gas Transport Co., Ltd.	489,281	2,248,517
Qatar Insurance Co.	103,644	1,031,123
Qatar International Islamic Bank	31,943	490,027
Qatar Islamic Bank	36,702	1,336,208
Qatar National Bank QPSC	136,354	6,528,094
Qatar National Cement Co. QSC	33,300	516,070
Qatar Navigation QSC	44,721	801,450
Qatari Investors Group	21,054	177,099
United Development Co. QSC	366,035	1,393,605
Vodafone Qatar QSC(1)	571,700	1,430,020
		$34,300,949

Romania — 0.7%
Banca Transilvania SA	8,448,000	$5,356,260
BRD-Groupe Societe Generale SA	642,412	2,228,661
OMV Petrom SA	34,103,833	2,742,575
Societatea Energetica Electrica SA	487,729	1,171,665
Societatea Nationala de Gaze Naturale ROMGAZ SA	235,067	1,816,063
Societatea Nationala Nuclearelectrica SA	227,761	430,975
Transelectrica SA	299,241	1,723,840
Transgaz SA Medias	10,700	902,092
		$16,372,131

Russia — 5.8%
Aeroflot PJSC	789,856	$1,553,543
Alrosa PJSC	650,100	1,008,364
Evraz PLC	247,452	1,805,227
Federal Grid Co. Unified Energy System PJSC	371,445,440	1,007,926
Gazprom PJSC ADR	2,454,895	11,009,222
Globaltrans Investment PLC GDR(4)	208,663	2,397,270
Inter RAO UES PJSC	37,254,070	2,485,460
Lenta, Ltd. GDR(1)(4)	168,201	839,270
LSR Group PJSC GDR(4)	186,400	459,883
Lukoil PJSC ADR(6)	10,200	729,300
Lukoil PJSC ADR(6)	178,782	12,824,258
Luxoft Holding, Inc.(1)	19,800	752,400
Magnit PJSC	62,447	4,153,420
Magnit PJSC GDR(4)	66,434	1,089,524
Magnitogorsk Iron & Steel Works PJSC	721,700	531,891
Magnitogorsk Iron & Steel Works PJSC GDR(4)	46,201	445,754
Mail.ru Group, Ltd. GDR(1)(4)	130,162	3,515,231
Mechel PJSC ADR(1)	152,000	428,640
MegaFon PJSC GDR(4)(6)	27,210	259,855
MegaFon PJSC GDR(4)(6)	120,383	1,142,855
MMC Norilsk Nickel PJSC ADR(6)	32,723	566,599

Security	Shares	Value

Russia (continued)
MMC Norilsk Nickel PJSC ADR(6)	419,792	$7,250,252
Mobile TeleSystems PJSC	1,171,567	4,924,799
Moscow Exchange MICEX-RTS PJSC	834,940	1,373,956
Mosenergo PJSC	8,811,603	341,450
Novatek PJSC GDR(4)	34,108	5,415,616
Novolipetsk Steel PJSC GDR	81,300	2,100,982
PhosAgro PJSC GDR(4)(6)	12,600	165,942
PhosAgro PJSC GDR(4)(6)	28,064	370,927
Polymetal International PLC	228,081	1,989,297
QIWI PLC ADR	57,166	902,651
Rosneft Oil Co. PJSC GDR(4)(6)	3,905	25,773
Rosneft Oil Co. PJSC GDR(4)(6)	461,943	3,051,570
Rosseti PJSC	28,171,437	346,889
Rostelecom PJSC	1,260,647	1,417,097
RusHydro PJSC	205,845,080	2,241,158
Sberbank of Russia PJSC	4,662,848	15,940,501
Severstal PJSC GDR(4)	144,000	2,349,758
Sistema PJSFC	5,535,478	800,957
Sollers PJSC(1)	24,262	194,724
Surgutneftegas PJSC ADR(6)	10,800	49,248
Surgutneftegas PJSC ADR(6)	527,704	2,416,019
Surgutneftegas PJSC, PFC Shares	4,537,600	2,520,381
Tatneft PJSC ADR(6)	3,614	250,812
Tatneft PJSC ADR(6)	100,386	6,920,012
TMK PJSC GDR(4)	64,757	299,255
Transneft PJSC, PFC Shares	845	2,203,972
Unipro PJSC	8,737,000	377,773
VEON, Ltd. ADR	370,784	1,123,476
VTB Bank PJSC	2,908,170,000	2,237,718
X5 Retail Group NV GDR(4)	157,800	4,228,232
Yandex NV, Class A(1)	265,300	9,540,188
		$132,377,277

Slovenia — 0.7%
Cinkarna Celje DD	3,159	$979,927
Gorenje DD	51,507	702,623
KRKA DD	67,125	4,563,024
Luka Koper	54,318	2,003,126
Petrol	6,269	2,656,791
Pozavarovalnica Sava DD	56,957	1,144,135
Telekom Slovenije DD	21,981	1,966,421
Zavarovalnica Triglav DD	48,275	1,757,178
		$15,773,225

19	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa — 6.3%
Absa Group, Ltd.	115,033	$1,498,619
AECI, Ltd.	73,130	588,203
African Rainbow Minerals, Ltd.	94,900	818,930
Anglo American Platinum, Ltd.	48,769	1,500,133
AngloGold Ashanti, Ltd.	218,130	1,914,780
Aspen Pharmacare Holdings, Ltd.	392,807	7,609,245
Astral Foods, Ltd.	18,500	409,886
Aveng, Ltd.(1)	939,990	6,401
AVI, Ltd.	233,600	1,939,753
Barloworld, Ltd.	560,920	5,398,884
Bid Corp., Ltd.	187,327	3,745,532
Bidvest Group, Ltd. (The)	489,196	6,953,823
Capitec Bank Holdings, Ltd.	12,100	873,797
Clicks Group, Ltd.	167,700	2,461,328
DataTec, Ltd.	160,600	298,861
Discovery, Ltd.	96,631	1,245,523
Exxaro Resources, Ltd.	118,010	1,162,810
FirstRand, Ltd.	703,860	3,699,561
Foschini Group, Ltd. (The)	63,545	829,718
Gold Fields, Ltd.	509,300	1,869,003
Grindrod Shipping Holdings, Ltd.(1)	8,507	86,572
Grindrod, Ltd.(1)	340,300	203,056
Growthpoint Properties, Ltd.	1,042,876	2,070,756
Harmony Gold Mining Co., Ltd.	374,410	623,180
Hyprop Investments, Ltd.	92,800	723,829
Impala Platinum Holdings, Ltd.(1)	533,748	792,801
Imperial Holdings, Ltd.	60,958	988,365
Investec, Ltd.	62,594	452,315
JSE, Ltd.	40,800	514,683
Kumba Iron Ore, Ltd.	23,160	512,399
Liberty Holdings, Ltd.	88,826	777,145
Life Healthcare Group Holdings, Ltd.	1,510,419	2,754,572
Massmart Holdings, Ltd.	116,773	1,041,426
Mediclinic International PLC	253,849	1,707,753
MMI Holdings, Ltd.	478,158	616,973
Mondi, Ltd.	49,630	1,359,848
Mr Price Group, Ltd.	74,702	1,332,669
MTN Group, Ltd.	1,536,595	13,367,388
Murray & Roberts Holdings, Ltd.	915,850	1,258,612
Nampak, Ltd.(1)	465,438	535,251
Naspers, Ltd., Class N	61,047	15,027,860
Nedbank Group, Ltd.	44,331	917,372
Netcare, Ltd.	1,305,994	2,678,361
Northam Platinum, Ltd.(1)	207,738	557,290
Pick’n Pay Stores, Ltd.	305,481	1,724,810
PPC, Ltd.(1)	468,427	227,005

Security	Shares	Value

South Africa (continued)
Rand Merchant Investment Holdings, Ltd.	322,134	$974,866
Redefine Properties, Ltd.	2,311,150	1,865,236
Remgro, Ltd.	103,310	1,705,331
Reunert, Ltd.	407,260	2,529,740
RMB Holdings, Ltd.	163,033	1,019,032
Sanlam, Ltd.	378,884	2,196,656
Sappi, Ltd.	345,500	2,469,265
Sasol, Ltd.	244,489	9,634,705
Shoprite Holdings, Ltd.	224,300	3,709,672
Sibanye Gold, Ltd.(1)	534,218	326,997
SPAR Group, Ltd. (The)	147,000	2,140,723
Standard Bank Group, Ltd.	246,739	3,815,253
Steinhoff International Holdings NV(1)	787,883	153,511
Telkom SA SOC, Ltd.	309,050	1,187,121
Tiger Brands, Ltd.	103,271	2,737,396
Tongaat Hulett, Ltd.	99,910	640,266
Truworths International, Ltd.	155,016	962,984
Vodacom Group, Ltd.	528,700	5,633,065
Wilson Bayly Holmes-Ovcon, Ltd.	106,200	1,121,426
Woolworths Holdings, Ltd.	287,328	1,116,263
		$143,616,589

South Korea — 5.7%
AMOREPACIFIC Corp.	9,380	$2,244,420
AMOREPACIFIC Group	6,000	514,279
BNK Financial Group, Inc.	34,935	280,153
Celltrion, Inc.(1)	21,040	5,123,910
Cheil Worldwide, Inc.	31,519	569,928
CJ CheilJedang Corp.	4,652	1,407,572
CJ Corp.	3,500	439,960
CJ ENM Co., Ltd.	3,130	649,971
CJ Logistics Corp.(1)	2,049	277,104
Coway Co., Ltd.	14,240	1,195,863
Daelim Industrial Co., Ltd.	4,800	336,795
Daesang Corp.	8,000	176,133
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	334,407
Daewoo Industrial Development Co., Ltd.(1)	3,657	8,827
Daewoong Pharmaceutical Co., Ltd.	5,630	923,500
DB Insurance Co., Ltd.	9,940	573,272
DGB Financial Group Co., Ltd.	34,537	289,143
Dong-A Pharmaceutical Co., Ltd.	2,407	208,023
Dong-A ST Co., Ltd.	4,078	349,769
Dongkuk Steel Mill Co., Ltd.	50,333	345,824
Doosan Corp.	3,701	344,576
Doosan Heavy Industries & Construction Co., Ltd.(1)	23,400	315,654
Doosan Infracore Co., Ltd.(1)	34,600	312,486

20	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
E-MART, Inc.	6,525	$1,275,618
GS Engineering & Construction Corp.	10,435	424,218
GS Holdings Corp.	29,120	1,401,488
Hana Financial Group, Inc.	46,600	1,873,675
Hanjin Kal Corp.	19,283	318,483
Hankook Tire Co., Ltd.	21,623	858,247
Hanmi Pharmaceutical Co., Ltd.	3,953	1,502,985
Hanmi Science Co., Ltd.	9,058	562,328
Hansol Holdings Co., Ltd.	37,566	159,760
Hansol Paper Co., Ltd.	22,933	376,786
Hanwha Aerospace Co., Ltd.(1)	9,095	183,454
Hanwha Chemical Corp.	35,850	679,916
Hanwha Corp.	11,790	339,302
HDC Holdings Co., Ltd.	6,549	155,760
HDC Hyundai Development Co-Engineering & Construction, Class E(1)	9,150	470,321
Hite-Jinro Co., Ltd.	20,121	327,418
Hyosung Advanced Materials Corp.(1)	1,067	162,151
Hyosung Chemical Corp.(1)	760	114,477
Hyosung Corp.	3,287	131,114
Hyosung Heavy Industries Corp.(1)	2,221	105,029
Hyosung TNC Co., Ltd.(1)	1,031	205,066
Hyundai Construction Equipment Co., Ltd.(1)	1,100	131,182
Hyundai Department Store Co., Ltd.	7,615	671,019
Hyundai Engineering & Construction Co., Ltd.	15,844	832,744
Hyundai Glovis Co., Ltd.	4,770	585,092
Hyundai Heavy Industries Co., Ltd.(1)	6,601	630,633
Hyundai Heavy Industries Holdings Co., Ltd.(1)	867	260,696
Hyundai Marine & Fire Insurance Co., Ltd.	10,256	336,350
Hyundai Mipo Dockyard Co., Ltd.(1)	5,275	442,334
Hyundai Mobis Co., Ltd.	12,774	2,603,924
Hyundai Motor Co.	30,410	3,524,314
Hyundai Steel Co.	16,100	775,937
Hyundai Wia Corp.	5,400	227,733
Industrial Bank of Korea	37,480	525,085
Kakao Corp.	5,600	564,663
Kangwon Land, Inc.	30,266	702,903
KB Financial Group, Inc.	56,400	2,710,778
KCC Corp.	1,345	407,762
Kia Motors Corp.	53,420	1,514,490
Korea Electric Power Corp.	147,695	4,388,833
Korea Gas Corp.(1)	15,148	789,397
Korea Investment Holdings Co., Ltd.	6,990	447,817
Korea Zinc Co., Ltd.	3,675	1,357,124
Korean Air Lines Co., Ltd.	10,010	262,140
Korean Reinsurance Co.	29,387	290,250

Security	Shares	Value

South Korea (continued)
KT Corp.	69,653	$1,776,969
KT Corp. ADR	16,800	230,160
KT&G Corp.	36,763	3,634,611
Kumho Petrochemical Co., Ltd.	4,400	445,945
LG Chem, Ltd.	8,233	2,768,950
LG Corp.	20,410	1,375,833
LG Display Co., Ltd.	19,325	366,367
LG Electronics, Inc.	15,743	1,055,221
LG Hausys, Ltd.	2,858	172,041
LG Household & Health Care, Ltd.	2,500	2,707,289
LG International Corp.	8,000	169,035
LG Uplus Corp.	121,400	1,671,340
Lotte Chemical Corp.	4,379	1,410,308
Lotte Corp.(1)	5,796	273,020
LOTTE Fine Chemical Co., Ltd.	9,050	499,116
Lotte Shopping Co., Ltd.	4,523	834,128
LS Corp.	7,030	472,304
LS Industrial Systems Co., Ltd.	3,300	214,021
Medy-Tox, Inc.	2,500	1,606,943
Mirae Asset Daewoo Co., Ltd.	76,889	561,765
Naver Corp.	1,979	1,269,713
NCsoft Corp.	1,263	435,995
NH Investment & Securities Co., Ltd.	21,508	250,948
NHN Entertainment Corp.(1)	4,718	265,533
Nong Shim Co., Ltd.	3,700	973,208
OCI Co., Ltd.	4,137	367,260
Orion Corp./Republic of Korea	10,527	1,256,375
POSCO	14,872	4,377,057
Posco Daewoo Corp.	9,000	154,594
S-Oil Corp.	22,412	2,353,993
S1 Corp.	3,266	253,353
Samsung Biologics Co., Ltd.(1)(2)	5,181	1,728,758
Samsung C&T Corp.	14,200	1,570,846
Samsung Card Co., Ltd.	8,160	258,444
Samsung Electro-Mechanics Co., Ltd.	5,701	784,757
Samsung Electronics Co., Ltd.	240,100	9,966,606
Samsung Fire & Marine Insurance Co., Ltd.	4,379	1,069,384
Samsung Heavy Industries Co., Ltd.(1)	67,350	391,257
Samsung Life Insurance Co., Ltd.	14,110	1,214,796
Samsung SDI Co., Ltd.	3,725	765,316
Samsung Securities Co., Ltd.	16,440	479,455
Shinhan Financial Group Co., Ltd.	67,151	2,619,513
Shinsegae, Inc.	1,984	588,773
SK Chemicals Co., Ltd.(1)	5,375	431,044
SK Holdings Co., Ltd.	6,084	1,434,117
SK Hynix, Inc.	26,400	2,040,466

21	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
SK Innovation Co., Ltd.	34,891	$6,196,866
SK Networks Co., Ltd.	64,010	269,478
SK Telecom Co., Ltd.	21,600	4,827,378
ViroMed Co., Ltd.(1)	9,440	1,691,648
Woori Bank	61,986	936,914
Yuanta Securities Korea Co., Ltd.(1)	78,565	257,095
Yuhan Corp.	6,867	1,370,582
Zyle Motor Sales Corp.(1)	5,113	7,564
		$128,936,817

Sri Lanka — 0.7%
Access Engineering PLC	3,199,414	$336,435
Aitken Spence PLC	1,072,547	329,059
Ceylon Tobacco Co. PLC	140,993	1,037,475
Chevron Lubricants Lanka PLC	1,500,000	814,080
Commercial Bank of Ceylon PLC	2,108,547	1,664,620
DFCC Bank PLC	293,137	190,034
Dialog Axiata PLC	13,459,868	1,203,621
Distilleries Co. of Sri Lanka PLC	1,996,476	255,637
Hatton National Bank PLC	1,368,463	1,936,632
Hemas Holdings PLC	500,000	312,760
John Keells Holdings PLC	3,177,989	2,770,190
Lanka IOC PLC	1,479,571	303,588
Melstacorp PLC(1)	6,101,508	1,891,090
National Development Bank PLC	538,000	387,844
Nations Trust Bank PLC(1)	386,337	220,274
Sampath Bank PLC(1)	839,158	1,550,786
Teejay Lanka PLC	1,705,074	344,909
		$15,549,034

Taiwan — 5.8%
AcBel Polytech, Inc.	429,000	$273,676
Acer, Inc.	263,519	215,967
AirTAC International Group	106,714	1,162,068
AmTRAN Technology Co., Ltd.	650,067	278,491
ASE Technology Holding Co., Ltd.	262,561	673,047
Asia Cement Corp.	524,356	700,367
Asustek Computer, Inc.	63,325	545,886
AU Optronics Corp.	1,011,837	437,914
Capital Securities Corp.	711,928	261,915
Catcher Technology Co., Ltd.	49,183	605,814
Cathay Financial Holding Co., Ltd.	1,110,533	1,915,222
Center Laboratories, Inc.(1)	523,551	1,603,297
Chailease Holding Co., Ltd.	209,328	685,062
Chang Hwa Commercial Bank, Ltd.	829,476	490,903
Cheng Shin Rubber Industry Co., Ltd.	843,672	1,304,820

Security	Shares	Value

Taiwan (continued)
Chicony Electronics Co., Ltd.	100,164	$227,050
China Airlines, Ltd.(1)	2,591,887	839,123
China Development Financial Holding Corp.	2,042,050	748,030
China Life Insurance Co., Ltd.	473,009	501,050
China Motor Corp.	762,315	659,054
China Petrochemical Development Corp.(1)	1,155,564	533,525
China Steel Corp.	2,389,734	1,953,549
Chipbond Technology Corp.	68,000	146,600
Chong Hong Construction Co., Ltd.	184,999	561,735
Chunghwa Telecom Co., Ltd.	2,498,746	8,659,468
Clevo Co.	260,155	297,659
Compal Electronics, Inc.	572,345	356,137
Coretronic Corp.	165,702	258,763
CTBC Financial Holding Co., Ltd.	2,741,275	1,859,933
Delta Electronics, Inc.	132,151	460,737
Dynapack International Technology Corp.	183,374	233,722
E Ink Holdings, Inc.	278,000	358,235
E.Sun Financial Holding Co., Ltd.	1,733,040	1,209,478
Eclat Textile Co., Ltd.	90,159	1,038,816
Elan Microelectronics Corp.	95,300	150,838
Epistar Corp.	125,472	155,658
EVA Airways Corp.	1,789,366	884,008
Evergreen International Storage & Transport Corp.	868,000	377,420
Evergreen Marine Corp.(1)	2,373,754	1,076,431
Everlight Electronics Co., Ltd.	142,291	187,519
Far Eastern Department Stores, Ltd.	1,200,995	696,963
Far Eastern New Century Corp.	2,912,695	3,110,317
Far EasTone Telecommunications Co., Ltd.	1,232,084	2,924,207
Feng Hsin Steel Co., Ltd.	183,260	324,667
FIH Mobile, Ltd.(1)	1,391,000	211,317
First Financial Holding Co., Ltd.	1,373,587	944,852
Formosa Chemicals & Fibre Corp.	709,399	2,798,674
Formosa International Hotels Corp.	118,084	551,804
Formosa Petrochemical Corp.	1,005,320	3,962,299
Formosa Plastics Corp.	837,896	3,085,462
Formosa Taffeta Co., Ltd.	673,000	713,110
Formosan Rubber Group, Inc.	350,730	161,049
Foxconn Technology Co., Ltd.	109,087	271,117
Fubon Financial Holding Co., Ltd.	1,022,596	1,696,531
Giant Manufacturing Co., Ltd.	201,208	862,942
Goldsun Building Materials Co., Ltd.(1)	1,672,928	541,720
Great Wall Enterprise Co., Ltd.	930,888	1,210,171
Highwealth Construction Corp.	441,669	683,157
Hiwin Technologies Corp.	247,241	2,427,093
Hon Hai Precision Industry Co., Ltd.	882,434	2,420,498
Hota Industrial Manufacturing Co., Ltd.	89,360	381,220

22	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Hotai Motor Co., Ltd.	197,000	$1,715,350
HTC Corp.(1)	185,535	327,392
Hu Lane Associate, Inc.	157,000	688,594
Hua Nan Financial Holdings Co., Ltd.	1,191,080	714,345
Innolux Corp.	1,213,762	457,136
Inventec Corp.	324,966	260,039
Kenda Rubber Industrial Co., Ltd.	238,367	252,090
Kinpo Electronics, Inc.	2,159,000	716,534
Largan Precision Co., Ltd.	5,795	975,796
Lite-On Technology Corp.	240,941	316,653
MediaTek, Inc.	98,462	818,873
Mega Financial Holding Co., Ltd.	1,516,730	1,351,102
Merida Industry Co., Ltd.	146,657	707,248
Nan Kang Rubber Tire Co., Ltd.	1,001,253	830,417
Nan Ya Plastics Corp.	973,214	2,704,260
Neo Solar Power Corp.(1)	685,542	225,484
Novatek Microelectronics Corp., Ltd.	62,942	304,799
Pegatron Corp.	223,028	496,854
Pou Chen Corp.	1,061,819	1,168,037
Powertech Technology, Inc.	111,865	316,980
President Chain Store Corp.	480,664	5,295,330
Quanta Computer, Inc.	198,508	343,618
Radiant Opto-Electronics Corp.	141,264	298,735
Radium Life Tech Co., Ltd.(1)	633,422	279,718
Realtek Semiconductor Corp.	74,002	298,191
Ruentex Development Co., Ltd.	524,767	583,323
Sanyang Motor Co., Ltd.	1,013,866	697,481
ScinoPharm Taiwan, Ltd.	255,343	266,260
Shin Kong Financial Holding Co., Ltd.	1,899,606	721,626
Shin Kong Synthetic Fibers Corp.	750,483	325,096
Simplo Technology Co., Ltd.	30,533	177,472
Sino-American Silicon Products, Inc.	70,233	241,873
SinoPac Financial Holdings Co., Ltd.	1,948,446	732,880
St. Shine Optical Co., Ltd.	22,000	485,262
Synnex Technology International Corp.	169,358	242,046
Tainan Spinning Co., Ltd.	941,822	411,398
Taishin Financial Holding Co., Ltd.	1,426,766	700,035
Taiwan Business Bank	767,898	253,448
Taiwan Cement Corp.	799,513	1,028,825
Taiwan Cooperative Financial Holding Co., Ltd.	1,253,288	766,406
Taiwan Fertilizer Co., Ltd.	328,000	461,106
Taiwan Glass Industry Corp.	542,564	294,595
Taiwan Mobile Co., Ltd.	1,169,296	4,031,773
Taiwan Semiconductor Manufacturing Co., Ltd.	1,022,465	8,175,331
Taiwan Tea Corp.	395,711	199,868
Tatung Co., Ltd.(1)	1,151,785	1,472,073

Security	Shares	Value

Taiwan (continued)
Teco Electric & Machinery Co., Ltd.	2,247,000	$1,642,609
Tong Yang Industry Co., Ltd.	483,608	711,727
TPK Holding Co., Ltd.	79,148	156,967
Tripod Technology Corp.	68,535	189,453
TSRC Corp.	554,063	579,677
TTY Biopharm Co., Ltd.	534,330	1,614,921
Tung Ho Steel Enterprise Corp.	798,060	597,482
U-Ming Marine Transport Corp.	186,000	192,356
Uni-President Enterprises Corp.	3,558,831	9,413,795
United Microelectronics Corp.	816,090	467,359
Walsin Lihwa Corp.	2,539,000	1,730,035
Wan Hai Lines, Ltd.	518,962	281,894
Waterland Financial Holdings	714,977	262,920
Wei Chuan Food Corp.(1)	623,000	486,793
Wistron Corp.	281,230	217,590
WPG Holdings Co., Ltd.	247,489	343,766
Xxentria Technology Materials Corp.	234,700	684,241
Yageo Corp.	19,591	501,470
Yang Ming Marine Transport(1)	1,153,621	346,539
YFY, Inc.	899,120	356,320
Yieh Phui Enterprise Co., Ltd.	1,437,319	500,741
Yuanta Financial Holding Co., Ltd.	1,535,629	708,369
Yulon Motor Co., Ltd.	857,950	593,508
		$131,580,441

Thailand — 3.1%
Advanced Info Service PCL(7)	635,100	$3,856,202
Airports of Thailand PCL(7)	1,801,600	3,590,983
AP Thailand PCL(7)	2,428,300	671,900
Bangkok Bank PCL(7)	126,300	783,184
Bangkok Dusit Medical Services PCL(7)	4,713,300	3,754,837
Bangkok Land PCL(7)	13,071,100	750,613
Banpu PCL(7)	853,900	542,466
BEC World PCL(7)	1,752,100	511,828
Berli Jucker PCL(7)	591,200	1,012,444
BTS Group Holdings PCL(7)	3,681,100	1,046,953
Bumrungrad Hospital PCL(7)	482,200	2,632,029
Central Pattana PCL(7)	537,000	1,223,745
Central Plaza Hotel PCL(7)	268,400	353,574
CH. Karnchang PCL(7)	442,520	353,090
Charoen Pokphand Foods PCL(7)	975,500	799,547
CP ALL PCL(7)	1,230,300	2,775,516
Delta Electronics (Thailand) PCL(7)	1,096,800	2,300,918
Electricity Generating PCL(7)	299,200	2,077,085
Glow Energy PCL(7)	673,400	1,894,540
Hana Microelectronics PCL(7)	1,549,800	1,677,925

23	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand (continued)
Home Product Center PCL(7)	3,521,555	$1,559,250
Indorama Ventures PCL(7)	879,700	1,575,914
IRPC PCL(7)	3,717,200	721,246
Italian-Thai Development PCL(1)(7)	4,208,006	359,324
Jasmine International PCL(7)	662,900	107,770
Kasikornbank PCL(7)	300,200	1,959,841
KCE Electronics PCL(7)	562,600	697,224
Khon Kaen Sugar Industry PCL(7)	2,728,780	269,200
Kiatnakin Bank PCL(7)	103,100	224,849
Krung Thai Bank PCL(7)	1,231,400	704,001
L.P.N. Development PCL(7)	1,255,000	380,831
Land & Houses PCL(7)	2,593,500	935,335
Minor International PCL(7)	2,603,577	2,977,005
Pruksa Holding PCL(7)	518,200	319,474
PTT Exploration & Production PCL(7)	314,498	1,305,761
PTT Global Chemical PCL(7)	876,200	2,156,808
PTT PCL(7)	2,036,000	3,137,181
Quality House PCL(7)	8,192,646	856,984
Ratchaburi Electricity Generating Holding PCL(7)	676,000	1,046,419
Robinson PCL(7)	644,300	1,226,824
Samart Corp. PCL(7)	2,188,100	477,367
Siam Cement PCL(7)	146,100	1,968,420
Siam City Cement PCL(7)	59,183	423,714
Siam Commercial Bank PCL(7)	482,500	2,031,921
Siam Global House PCL (The)(7)	1,162,656	608,598
Sino-Thai Engineering & Construction PCL(1)(7)	452,157	291,166
Super Energy Corp. PCL(1)(7)	11,910,000	261,656
Thai Airways International PCL(1)(7)	794,000	334,471
Thai Beverage PCL(7)	2,240,500	1,252,203
Thai Oil PCL(7)	330,500	797,490
Thai Union Group PCL(7)	950,700	468,999
Thanachart Capital PCL(7)	363,800	561,122
Thoresen Thai Agencies PCL(7)	1,334,265	291,074
TMB Bank PCL(7)	9,863,000	682,642
Total Access Communication PCL(7)	689,400	850,415
TPI Polene PCL(7)	7,161,500	408,894
True Corp. PCL(7)	8,870,490	1,666,675
TTW PCL(7)	3,598,200	1,352,183
		$69,859,630

Tunisia — 0.2%
Attijari Bank	9,305	$181,359
Banque de Tunisie	134,784	438,123
Banque Internationale Arabe de Tunisie	6,838	446,823
Banque Nationale Agricole(1)	87,116	673,582
Carthage Cement(1)	597,550	429,912

Security	Shares	Value

Tunisia (continued)
Euro Cycles SA	18,760	$191,166
Poulina Group	122,715	520,655
Societe D’Articles Hygieniques SA(1)	84,735	458,800
Societe Frigorifique et Brasserie de Tunis SA	92,682	839,616
Telnet Holding	95,416	402,862
Union Internationale de Banques SA	40,688	509,561
		$5,092,459

Turkey — 2.5%
AG Anadolu Grubu Holding AS	109,884	$394,709
Akbank Turk AS	887,877	1,307,312
Akcansa Cimento AS	126,800	225,994
Aksa Akrilik Kimya Sanayii AS	251,413	597,584
Aksa Enerji Uretim AS(1)	600,923	520,628
Albaraka Turk Katilim Bankasi AS	522,467	139,390
Anadolu Efes Biracilik ve Malt Sanayii AS	257,058	1,081,236
Arcelik AS	516,256	1,324,482
Aygaz AS	279,132	588,494
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	372,500	181,857
BIM Birlesik Magazalar AS	271,885	3,907,845
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(1)	121,177	179,431
Cimsa Cimento Sanayi ve Ticaret AS	141,400	286,268
Coca-Cola Icecek AS	102,495	616,527
Dogan Sirketler Grubu Holding AS(1)	1,732,915	352,531
Dogus Otomotiv Servis ve Ticaret AS	111,778	144,628
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	440,700	319,382
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,265,567	3,320,779
Enka Insaat ve Sanayi AS	1,336,833	1,326,224
Eregli Demir ve Celik Fabrikalari TAS	2,495,893	5,600,905
Ford Otomotiv Sanayi AS	157,461	1,889,123
Gubre Fabrikalari TAS(1)	239,300	172,799
Haci Omer Sabanci Holding AS	498,524	860,656
Is Gayrimenkul Yatirim Ortakligi AS	1,682,412	342,200
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	2,316,004	2,065,750
KOC Holding AS	746,532	2,109,003
Koza Altin Isletmeleri AS(1)	77,300	672,546
Migros Ticaret AS(1)	75,000	293,840
Net Holding AS(1)	325,363	115,113
Pegasus Hava Tasimaciligi AS(1)	36,600	215,122
Petkim Petrokimya Holding AS	1,139,360	1,029,977
TAV Havalimanlari Holding AS	101,888	601,535
Tekfen Holding AS	209,373	829,243
Tofas Turk Otomobil Fabrikasi AS	266,109	1,243,727
Trakya Cam Sanayii AS	365,441	326,907

24	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Turkey (continued)
Tupras-Turkiye Petrol Rafinerileri AS	353,994	$7,756,514
Turk Hava Yollari AO(1)	578,119	2,034,456
Turk Sise ve Cam Fabrikalari AS	769,408	782,034
Turk Telekomunikasyon AS(1)	1,467,995	1,434,275
Turkcell Iletisim Hizmetleri AS	2,156,473	5,666,958
Turkiye Garanti Bankasi AS	882,172	1,272,793
Turkiye Halk Bankasi AS	267,144	377,332
Turkiye Is Bankasi AS, Class C	563,039	582,322
Turkiye Sinai Kalkinma Bankasi AS	1,026,653	179,601
Turkiye Vakiflar Bankasi TAO, Class D	458,258	384,047
Ulker Biskuvi Sanayi AS(1)	269,059	955,068
Vestel Elektronik Sanayi ve Ticaret AS(1)	242,175	456,346
Yapi ve Kredi Bankasi AS(1)	609,032	262,526
		$57,328,019

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	1,023,599	$1,972,297
Abu Dhabi National Hotels	232,683	181,088
Agthia Group PJSC	1,013,903	1,329,741
Air Arabia PJSC	4,253,944	1,239,619
Ajman Bank PJSC	825,022	216,200
Al Waha Capital PJSC	1,587,889	779,482
Aldar Properties PJSC	4,132,498	2,286,886
Arabtec Holding PJSC	1,673,286	902,409
Dana Gas PJSC	5,241,906	1,560,696
DP World, Ltd.	211,673	4,870,222
Dubai Financial Market PJSC	1,928,561	509,920
Dubai Investments PJSC	1,856,227	1,023,591
Dubai Islamic Bank PJSC	982,741	1,346,396
DXB Entertainments PJSC(1)	4,892,600	448,068
Emaar Properties PJSC	2,668,666	3,844,351
Emirates Telecommunications Group Co. PJSC	577,000	2,726,849
First Abu Dhabi Bank PJSC	1,640,026	6,081,182
National Central Cooling Co. (Tabreed)	828,054	417,654
RAK Properties PJSC	2,150,800	391,859
Union National Bank PJSC	1,310,400	1,244,262
		$33,372,772

Vietnam — 1.5%
Bank for Foreign Trade of Vietnam JSC	1,188,355	$2,995,156
Bao Viet Holdings	307,150	1,032,752
Development Investment Construction Corp.	322,120	222,094
FLC Faros Construction JSC(1)	383,532	701,934
FPT Corp.	187,852	369,491
HAGL JSC(1)	1,155,511	379,153
Hoa Phat Group JSC(1)	2,967,967	4,768,098

Security	Shares	Value

Vietnam (continued)
KIDO Group Corp.	633,520	$923,040
Kinh Bac City Development Share Holding Corp.(1)	328,860	169,030
Masan Group Corp.(1)	408,780	1,483,620
PetroVietnam Drilling & Well Services JSC(1)	813,305	459,264
PetroVietnam Fertilizer & Chemical JSC	880,500	698,756
PetroVietnam Gas JSC	352,900	1,332,542
PetroVietnam Technical Services Corp.	1,236,400	914,090
Pha Lai Thermal Power JSC	483,390	391,164
Phu Nhuan Jewelry JSC	73,305	325,092
Refrigeration Electrical Engineering Corp.	186,753	283,688
Saigon Securities, Inc.	198,000	246,832
Tan Tao Investment & Industry JSC(1)	1,554,838	180,574
Vietjet Aviation JSC	410,676	2,554,187
Vietnam Dairy Products JSC	492,098	3,560,627
Vietnam Joint Stock Commercial Bank for Industry and Trade	1,255,523	1,279,350
Vingroup JSC(1)	1,808,537	8,274,419
		$33,544,953

Total Common Stocks (identified cost $1,971,359,859)		$2,251,813,615

Equity-Linked Securities(2)(8) — 0.7%
Security	Maturity Date	Shares	Value

Saudi Arabia — 0.7%
Abdullah Al Othaim Markets	7/20/20	23,008	$464,405
Al Rajhi Bank	1/19/21	85,461	2,014,386
Al Tayyar Travel Group Holding Co.	2/24/21	46,623	310,538
Alinma Bank	1/19/21	109,712	673,999
Almarai Co.	7/20/20	38,453	544,436
Arab National Bank	3/13/20	49,700	460,504
Bank Albilad	2/24/21	28,212	197,087
Banque Saudi Fransi	3/24/20	49,100	455,599
Etihad Etisalat Co.	11/9/20	95,838	490,638
Fawaz Abdulaziz Alhokair Co.	2/28/20	43,595	246,896
Jarir Marketing Co.	1/19/21	11,895	574,705
Mobile Telecommunication Co.	4/5/21	123,207	204,666
National Industrialization Co.	8/26/19	30,681	177,195
Rabigh Refining and Petrochemicals Co.	7/20/20	64,000	477,816
Riyad Bank	11/9/20	68,200	321,870
Sahara Petrochemical Co.	9/14/18	43,292	218,168
Samba Financial Group	5/6/20	61,205	517,331
Saudi Airlines Catering Co.	5/10/21	5,500	129,493
Saudi Arabian Amiantit Co.	4/5/21	106,500	182,876
Saudi Arabian Fertilizer Co.	7/20/20	12,058	210,591

25	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
Saudi Arabian Mining Co.	4/5/21	21,900	$335,764
Saudi Basic Industries Corp.	1/19/21	38,437	1,320,042
Saudi British Bank	3/24/20	58,524	529,000
Saudi Chemical Co.	4/05/21	25,900	234,802
Saudi Electricity Co.	1/19/21	190,400	973,729
Saudi Industrial Investment Group	12/12/19	35,563	256,974
Saudi International Petrochemical	1/19/21	40,200	248,463
Saudi Kayan Petrochemical Co.	1/19/21	59,809	290,880
Saudi Telecom Co.	4/5/21	45,600	1,051,728
Savola AB	1/24/20	63,323	563,937
Yanbu National Petrochemicals Co.	7/20/20	18,678	368,042

Total Equity-Linked Securities (identified cost $12,863,374)			$15,046,560

Warrants(1) — 0.0%(5)
Security	Shares	Value
Samart Corp. PCL, Exp. 5/17/21, Strike THB 15.00	729,366	$7,015

Total Warrants (identified cost $0)		$7,015

Rights(1) — 0.0%(5)
Security	Shares	Value
Cosumar, Exp. 12/28/18	1	$9

Total Rights (identified cost $5)		$9

Short-Term Investments — 0.2%
Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Eurodollar Time Deposit, 0.35%, 8/1/18	$4,122	$4,122,253

Total Short-Term Investments (identified cost $4,122,253)		$4,122,253

Total Investments — 99.7% (identified cost $1,988,345,491)		$2,270,989,452

Other Assets, Less Liabilities — 0.3%		$7,758,789

Net Assets — 100.0%		$2,278,748,241

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $24,255,830 or 1.1% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $33,127,604 or 1.5% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Securities are traded on separate exchanges for the same entity.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value
Hong Kong Dollar	9.2%	$210,299,149
United States Dollar	8.8	199,381,959
South African Rand	6.3	143,463,078
Indian Rupee	6.0	137,569,377
New Taiwan Dollar	5.8	131,369,124
Mexican Peso	5.7	130,842,565
South Korean Won	5.7	128,706,657
Brazilian Real	5.5	125,814,380
Polish Zloty	3.1	71,244,448
Chilean Peso	3.1	70,162,662
Indonesian Rupiah	3.0	69,656,062
Philippine Peso	3.0	69,104,543
Thai Baht	3.0	68,614,442
Malaysian Ringgit	3.0	68,189,190
Euro	2.6	58,989,002
New Turkish Lira	2.5	57,328,019
Russian Ruble	2.0	45,661,979
Kuwaiti Dinar	1.9	44,158,066
United Arab Emirates Dirham	1.5	35,226,850
Qatari Riyal	1.5	34,300,949
Vietnamese Dong	1.5	33,544,953
Chinese Yuan Renminbi	1.4	31,146,105
Colombian Peso	1.3	29,215,697
Pakistani Rupee	1.3	28,785,493
Other currency, less than 1% each	11.0	248,214,703
Total Investments	99.7%	$2,270,989,452

26	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	19.2%	$436,903,306
Materials	11.6	265,085,919
Consumer Staples	10.7	242,906,463
Industrials	10.5	238,735,656
Energy	9.4	214,844,920
Telecommunication Services	8.9	203,825,431
Consumer Discretionary	8.8	199,317,971
Utilities	6.2	141,402,340
Information Technology	5.4	124,010,728
Health Care	5.1	115,552,259
Real Estate	3.7	84,282,206
Short-Term Investments	0.2	4,122,253
Total Investments	99.7%	$2,270,989,452

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:

THB	–	Thai Baht

27	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2018
Unaffiliated investments, at value (identified cost, $1,988,345,491)	$2,270,989,452
Cash	885,887
Foreign currency, at value (identified cost, $11,265,288)	11,306,118
Dividends and interest receivable	7,323,541
Receivable for investments sold	83,463
Receivable for Fund shares sold	1,272,886
Tax reclaims receivable	74,990
Total assets	$2,291,936,337

Liabilities
Payable for investments purchased	$527,476
Payable for Fund shares redeemed	6,889,216
Payable to affiliates:
Investment adviser fee	1,519,928
Administration fee	285,960
Distribution and service fees	66,127
Accrued foreign capital gains taxes	2,451,775
Accrued expenses	1,447,614
Total liabilities	$13,188,096
Net Assets	$2,278,748,241

Sources of Net Assets
Paid-in capital	$2,285,934,102
Accumulated undistributed net investment income	14,726,750
Accumulated net realized loss	(302,021,621)
Net unrealized appreciation	280,109,010
Total	$2,278,748,241

Investor Class Shares
Net Assets	$279,542,031
Shares Outstanding	18,660,325
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.98

Class C Shares
Net Assets	$8,345,583
Shares Outstanding	569,777
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.65

Institutional Class Shares
Net Assets	$1,695,496,258
Shares Outstanding	112,599,709
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.06

Class R6 Shares
Net Assets	$295,364,369
Shares Outstanding	19,609,230
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.06

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

28	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2018
Dividends (net of foreign taxes, $5,943,930)	$53,974,213
Interest	4,730
Total investment income	$53,978,943

Expenses
Investment adviser fee	$10,399,640
Administration fee	1,969,765
Distribution and service fees
Investor Class	405,965
Class C	45,427
Trustees’ fees and expenses	48,379
Custodian fee	1,494,807
Transfer and dividend disbursing agent fees	723,964
Legal and accounting services	78,444
Printing and postage	98,508
Registration fees	59,369
Miscellaneous	199,263
Total expenses	$15,523,531

Net investment income	$38,455,412

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $137,641)	$54,578,042
Foreign currency transactions	(1,138,682)
Net realized gain	$53,439,360
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $1,577,300)	$(418,757,520)
Foreign currency	(135,725)
Net change in unrealized appreciation (depreciation)	$(418,893,245)

Net realized and unrealized loss	$(365,453,885)

Net decrease in net assets from operations	$(326,998,473)

29	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018
From operations —
Net investment income	$38,455,412	$48,219,970
Net realized gain	53,439,360	14,886,813
Net change in unrealized appreciation (depreciation)	(418,893,245)	704,772,106
Net increase (decrease) in net assets from operations	$(326,998,473)	$767,878,889
Distributions to shareholders —
From net investment income
Investor Class	$—	$(10,183,156)
Class C	—	(168,458)
Institutional Class	—	(49,803,465)
Class R6	—	(16,110,983)
Total distributions to shareholders	$—	$(76,266,062)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$20,145,848	$55,520,901
Class C	170,176	885,164
Institutional Class	158,927,355	420,440,001
Class R6	16,177,698	80,751,262
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	—	9,992,931
Class C	—	158,118
Institutional Class	—	36,505,344
Class R6	—	15,633,121
Cost of shares redeemed
Investor Class	(100,940,244)	(292,705,286)
Class C	(827,120)	(2,294,846)
Institutional Class	(274,235,081)	(756,611,346)
Class R6	(256,928,889)	(171,183,425)
Net decrease in net assets from Fund share transactions	$(437,510,257)	$(602,908,061)

Net increase (decrease) in net assets	$(764,508,730)	$88,704,766

Net Assets
At beginning of period	$3,043,256,971	$2,954,552,205
At end of period	$2,278,748,241	$3,043,256,971

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$14,726,750	$(23,728,662)

30	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Financial Highlights

	Investor Class
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017	2016	2015	2014
Net asset value — Beginning of period	$16.850		$13.340	$10.990	$13.850	$14.070	$15.260

Income (Loss) From Operations
Net investment income(1)	$0.207		$0.223	$0.179	$0.185	$0.204	$0.201
Net realized and unrealized gain (loss)	(2.077)		3.650	2.364	(2.851)	(0.166)	(1.204)

Total income (loss) from operations	$(1.870)		$3.873	$2.543	$(2.666)	$0.038	$(1.003)

Less Distributions
From net investment income	$—		$(0.363)	$(0.193)	$(0.016)	$(0.180)	$(0.187)
From net realized gain	—		—	—	(0.178)	(0.078)	—

Total distributions	$—		$(0.363)	$(0.193)	$(0.194)	$(0.258)	$(0.187)

Net asset value — End of period	$14.980		$16.850	$13.340	$10.990	$13.850	$14.070

Total Return(2)	(11.10	)%(3)	29.33%	23.32%	(19.59)%	0.25%	(6.62)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$279,542		$400,814	$520,939	$527,198	$599,094	$755,768
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.41	%(5)	1.37%	1.38%	1.37%	1.36%	1.38%
Net investment income	2.67	%(5)	1.52%	1.44%	1.43%	1.34%	1.36%
Portfolio Turnover	1	%(3)	3%	6%	8%	9%	7%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

31	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017	2016	2015	2014
Net asset value — Beginning of period	$16.530		$13.120	$10.840	$13.760	$13.960	$15.130

Income (Loss) From Operations
Net investment income(1)	$0.150		$0.096	$0.083	$0.096	$0.094	$0.091
Net realized and unrealized gain (loss)	(2.030)		3.580	2.340	(2.834)	(0.163)	(1.188)

Total income (loss) from operations	$(1.880)		$3.676	$2.423	$(2.738)	$(0.069)	$(1.097)

Less Distributions
From net investment income	$—		$(0.266)	$(0.143)	$(0.004)	$(0.053)	$(0.073)
From net realized gain	—		—	—	(0.178)	(0.078)	—

Total distributions	$—		$(0.266)	$(0.143)	$(0.182)	$(0.131)	$(0.073)

Net asset value — End of period	$14.650		$16.530	$13.120	$10.840	$13.760	$13.960

Total Return(2)	(11.43	)%(3)	28.32%	22.50%	(20.23)%	(0.51)%	(7.27)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,346		$10,152	$9,209	$9,573	$15,996	$19,779
Ratios (as a percentage of average daily net assets):
Expenses(4)	2.16	%(5)	2.12%	2.13%	2.12%	2.11%	2.13%
Net investment income	1.98	%(5)	0.66%	0.68%	0.74%	0.63%	0.63%
Portfolio Turnover	1	%(3)	3%	6%	8%	9%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

32	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Financial Highlights — continued

	Institutional Class
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017	2016	2015	2014
Net asset value — Beginning of period	$16.910		$13.400	$11.040	$13.890	$14.110	$15.310

Income (Loss) From Operations
Net investment income(1)	$0.231		$0.245	$0.212	$0.233	$0.243	$0.224
Net realized and unrealized gain (loss)	(2.081)		3.673	2.375	(2.880)	(0.162)	(1.197)

Total income (loss) from operations	$(1.850)		$3.918	$2.587	$(2.647)	$0.081	$(0.973)

Less Distributions
From net investment income	$—		$(0.408)	$(0.227)	$(0.025)	$(0.223)	$(0.227)
From net realized gain	—		—	—	(0.178)	(0.078)	—

Total distributions	$—		$(0.408)	$(0.227)	$(0.203)	$(0.301)	$(0.227)

Net asset value — End of period	$15.060		$16.910	$13.400	$11.040	$13.890	$14.110

Total Return(2)	(10.94	)%(3)	29.56%	23.64%	(19.40)%	0.55%	(6.42)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,695,496		$2,030,663	$1,884,610	$1,803,056	$3,227,614	$3,392,890
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.16	%(5)	1.12%	1.13%	1.12%	1.11%	1.13%
Net investment income	2.98	%(5)	1.65%	1.68%	1.77%	1.59%	1.52%
Portfolio Turnover	1	%(3)	3%	6%	8%	9%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

33	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Financial Highlights — continued

	Class R6
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2015(1)
			2018	2017	2016
Net asset value — Beginning of period	$16.910		$13.400	$11.040	$13.890	$16.010

Income (Loss) From Operations
Net investment income(2)	$0.231		$0.249	$0.225	$0.223	$0.027
Net realized and unrealized gain (loss)	(2.081)		3.676	2.370	(2.861)	(1.842)

Total income (loss) from operations	$(1.850)		$3.925	$2.595	$(2.638)	$(1.815)

Less Distributions
From net investment income	$—		$(0.415)	$(0.235)	$(0.034)	$(0.227)
From net realized gain	—		—	—	(0.178)	(0.078)

Total distributions	$—		$(0.415)	$(0.235)	$(0.212)	$(0.305)

Net asset value — End of period	$15.060		$16.910	$13.400	$11.040	$13.890

Total Return(3)	(10.99	)%(4)	29.69%	23.71%	(19.34)%	(11.36	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$295,364		$601,629	$539,794	$555,338	$593,622
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.09	%(6)	1.07%	1.08%	1.07%	1.07	%(6)
Net investment income	2.96	%(6)	1.67%	1.79%	1.72%	0.31	%(6)
Portfolio Turnover	1	%(4)	3%	6%	8%	9	%(7)

(1)	For the period from the commencement of operations, July 1, 2014, to January 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2015.

34	See Notes to Financial Statements.

Parametric Emerging Markets Fund

July 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Investor Class, Institutional Class and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

35

Parametric Emerging Markets Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of July 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to July 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $349,111,888 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The

36

Parametric Emerging Markets Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2018, $349,111,888 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,019,721,488

Gross unrealized appreciation	$660,934,280
Gross unrealized depreciation	(409,666,316)

Net unrealized appreciation	$251,267,964

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion, 0.775% on net assets of $1 billion but less than $2.5 billion, 0.75% on net assets of $2.5 billion but less than $5 billion, 0.73% on net assets of $5 billion but less than $7.5 billion and 0.71% on net assets of $7.5 billion and over, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended July 31, 2018, the investment adviser fee amounted to $10,399,640 or 0.79% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended July 31, 2018, the administration fee amounted to $1,969,765.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2018, EVM earned $31,834 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2018 amounted to $405,965 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2018, the Fund paid or accrued to EVD $34,070 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2018 amounted to $11,357 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

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Parametric Emerging Markets Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2018, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $16,114,787 and $422,864,752, respectively, for the six months ended July 31, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018

Sales	1,284,537	3,766,534
Issued to shareholders electing to receive payments of distributions in Fund shares	—	654,358
Redemptions	(6,413,081)	(19,672,231)

Net decrease	(5,128,544)	(15,251,339)

Class C	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018

Sales	10,885	58,977
Issued to shareholders electing to receive payments of distributions in Fund shares	—	10,606
Redemptions	(55,055)	(157,753)

Net decrease	(44,170)	(88,170)

Institutional Class	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018

Sales	10,104,643	28,311,462
Issued to shareholders electing to receive payments of distributions in Fund shares	—	2,369,982
Redemptions	(17,562,204)	(51,281,512)

Net decrease	(7,457,561)	(20,600,068)

Class R6	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018

Sales	1,038,731	5,554,714
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,015,051
Redemptions	(16,997,582)	(11,291,637)

Net decrease	(15,958,851)	(4,721,872)

38

Parametric Emerging Markets Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2018.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$18,244,894	$1,021,913,986		$510,232	$1,040,669,112
Emerging Europe	17,505,096	374,643,095		256,010	392,404,201
Latin America	426,968,423	—		—	426,968,423
Middle East/Africa	2,670,316	389,101,563		0	391,771,879

Total Common Stocks	$465,388,729	$1,785,658,644	**	$766,242	$2,251,813,615

Equity-Linked Securities — Saudi Arabia	$—	$15,046,560		$—	$15,046,560
Warrants	7,015	—		—	7,015
Rights	9	—		—	9
Short-Term Investments	—	4,122,253		—	4,122,253

Total Investments	$465,395,753	$1,804,827,457		$766,242	$2,270,989,452

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

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Parametric Emerging Markets Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2018 is not presented. At July 31, 2018, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

40

Parametric Emerging Markets Fund

July 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Parametric Emerging Markets Fund

July 31, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Parametric Emerging Markets Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser. The Board also noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in emerging markets. The Board also noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

42

Parametric Emerging Markets Fund

July 31, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. In considering the Fund’s performance, the Board noted that the Fund’s underperformance was primarily attributable to relative underweights in certain larger countries in the Fund’s primary benchmark index which had stronger returns. The Board also noted that sector allocation within these countries also had a negative impact on the Fund’s relative performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

43

Parametric Emerging Markets Fund

July 31, 2018

Officers and Trustees

Officers of Parametric Emerging Markets Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric Emerging Markets Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

44

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

45

This Page Intentionally Left Blank

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7750    7.31.18

Parametric International Equity Fund

Semiannual Report

July 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2018

Parametric International Equity Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	32

Officers and Trustees	35

Important Notices	36

Parametric International Equity Fund

July 31, 2018

Performance1,2

Portfolio Managers Thomas Seto, Timothy W. Atwill, Ph.D., CFA and Paul Bouchey, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	04/01/2010	04/01/2010	–3.14%	7.10%	6.77%	6.49%
Institutional Class at NAV	04/01/2010	04/01/2010	–2.98	7.42	7.06	6.77
Class R at NAV	08/10/2015	04/01/2010	–3.22	6.87	6.60	6.40
Class R6 at NAV	08/10/2015	04/01/2010	–2.98	7.40	7.08	6.78
MSCI EAFE Index	—	—	–5.12%	6.40%	5.86%	5.83%

% Total Annual Operating Expense Ratios[3]			Investor Class	Institutional Class	Class R	Class R6
Gross			0.86%	0.61%	1.11%	0.58%
Net			0.75	0.50	1.00	0.47

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric International Equity Fund

July 31, 2018

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Nestle SA	1.2%

Total SA	0.8

Air Liquide SA	0.8

Deutsche Telekom AG	0.7

Orange SA	0.7

Unilever NV	0.7

Compagnie Financiere Richemont SA, Class A	0.7

Novartis AG	0.6

CSL, Ltd.	0.6

Vodafone Group PLC	0.6

Total	7.4%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

3

Parametric International Equity Fund

July 31, 2018

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Investor Class and the performance of Class R6 is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric International Equity Fund

July 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 – July 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/18)	Ending Account Value (7/31/18)	Expenses Paid During Period* (2/1/18 – 7/31/18)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$968.60	$3.66	**	0.75%
Institutional Class	$1,000.00	$970.20	$2.44	**	0.50%
Class R	$1,000.00	$967.80	$4.88	**	1.00%
Class R6	$1,000.00	$970.20	$2.30	**	0.47%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,021.10	$3.76	**	0.75%
Institutional Class	$1,000.00	$1,022.30	$2.51	**	0.50%
Class R	$1,000.00	$1,019.80	$5.01	**	1.00%
Class R6	$1,000.00	$1,022.50	$2.36	**	0.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2018.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Parametric International Equity Fund

July 31, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 98.1%
Security	Shares	Value

Australia — 8.7%
Adelaide Brighton, Ltd.	13,200	$67,565
AGL Energy, Ltd.	61,713	1,009,840
Altium, Ltd.	17,033	258,846
Alumina, Ltd.	55,500	116,979
Amcor, Ltd.	17,100	191,428
AMP, Ltd.	36,161	91,452
ARB Corp., Ltd.	5,909	92,403
Aristocrat Leisure, Ltd.	21,634	518,198
Asx, Ltd.	1,485	72,515
Atlas Arteria, Ltd.	33,880	164,661
Atlassian Corp. PLC, Class A(1)	8,534	617,947
Aurizon Holdings, Ltd.	31,941	108,187
AusNet Services	252,683	306,218
Australian Pharmaceutical Industries, Ltd.	100,174	126,075
Automotive Holdings Group, Ltd.	23,000	46,741
Bank of Queensland, Ltd.	6,700	55,390
Beach Energy, Ltd.	41,800	59,307
Bendigo & Adelaide Bank, Ltd.	15,000	130,655
Blackmores, Ltd.	1,038	114,397
BlueScope Steel, Ltd.	10,995	144,473
Boral, Ltd.	21,487	106,188
Brambles, Ltd.	56,335	413,743
BWP Trust	43,000	105,844
Caltex Australia, Ltd.	14,550	351,991
carsales.com, Ltd.	16,291	168,919
Cimic Group, Ltd.	2,560	92,067
Cleanaway Waste Management, Ltd.	110,518	152,874
Coca-Cola Amatil, Ltd.	25,021	178,227
Cochlear, Ltd.	2,716	410,537
Commonwealth Bank of Australia	11,400	634,831
Cromwell Property Group	126,000	103,891
CSL, Ltd.	10,380	1,518,660
CSR, Ltd.	25,925	81,810
Dexus	30,795	231,035
Domain Holdings Australia, Ltd.	33,200	78,516
DuluxGroup, Ltd.	13,768	78,345
Elders, Ltd.	17,500	97,710
Evolution Mining, Ltd.	44,676	92,645
G8 Education, Ltd.	67,000	123,960
Goodman Group	44,165	316,616
GPT Group (The)	52,362	201,101
GrainCorp, Ltd., Class A	25,572	140,927
GUD Holdings, Ltd.	8,300	87,543
GWA Group, Ltd.	16,000	38,899

Security	Shares	Value

Australia (continued)
Hansen Technologies, Ltd.	30,805	$77,494
Harvey Norman Holdings, Ltd.	37,504	99,044
Iluka Resources, Ltd.	9,500	80,969
Incitec Pivot, Ltd.	24,973	70,413
Insurance Australia Group, Ltd.	20,689	123,680
Investa Office Fund	19,533	74,901
InvoCare, Ltd.	7,600	80,150
IOOF Holdings, Ltd.	7,250	49,322
James Hardie Industries PLC CDI	6,121	97,872
JB Hi-Fi, Ltd.	6,499	115,134
Link Administration Holdings, Ltd.	45,000	257,033
Medibank Pvt, Ltd.	42,014	97,169
Metcash, Ltd.	68,363	133,653
Mirvac Group	126,845	215,302
National Australia Bank, Ltd.	15,330	322,777
Navitas, Ltd.	32,100	102,702
Newcrest Mining, Ltd.	10,706	171,993
Northern Star Resources, Ltd.	21,243	113,648
Oil Search, Ltd.	69,256	461,989
Orica, Ltd.	5,800	75,765
Orora, Ltd.	42,869	115,599
Premier Investments, Ltd.	7,193	92,906
Qantas Airways, Ltd.	38,249	191,174
REA Group, Ltd.	4,583	295,898
Reliance Worldwide Corp, Ltd.	24,300	107,349
Rio Tinto, Ltd.	3,197	193,218
Scentre Group	133,091	421,696
Sims Metal Management, Ltd.	5,711	72,911
South32, Ltd.	47,043	125,199
Southern Cross Media Group, Ltd.	51,672	48,436
Spark Infrastructure Group	270,383	462,579
SpeedCast International, Ltd.	46,511	214,271
Star Entertainment Group, Ltd. (The)	38,085	140,515
Stockland	71,106	219,717
Suncorp Group, Ltd.	10,356	115,228
Super Retail Group, Ltd.	18,050	124,039
Sydney Airport	45,111	237,078
Tabcorp Holdings, Ltd.	89,236	309,935
Technology One, Ltd.	32,500	119,420
Telstra Corp., Ltd.	346,742	731,155
Transurban Group	71,615	622,723
Treasury Wine Estates, Ltd.	28,241	386,730
Vicinity Centres	71,300	141,254
Washington H. Soul Pattinson & Co., Ltd.	17,626	285,745
Webjet, Ltd.	9,738	96,709
Wesfarmers, Ltd.	26,741	983,223

6	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Australia (continued)
Westpac Banking Corp.	16,749	$366,677
WiseTech Global, Ltd.	17,700	200,806
Woodside Petroleum, Ltd.	33,435	896,172
		$21,239,528

Austria — 1.1%
ams AG	3,370	$242,451
ANDRITZ AG	2,354	133,446
BUWOG AG	3,930	133,233
CA Immobilien Anlagen AG	4,051	141,623
DO & Co. AG	1,870	131,199
Erste Group Bank AG	5,900	254,829
EVN AG	2,151	42,786
Lenzing AG	409	51,941
Oesterreichische Post AG	3,050	144,469
OMV AG	6,515	368,183
Porr AG	1,731	61,322
Rhi Magnesita NV	2,046	131,045
S IMMO AG	2,800	60,880
S&T AG	3,000	85,283
Telekom Austria AG	19,133	166,461
UNIQA Insurance Group AG	4,365	43,647
Verbund AG	9,000	354,850
Vienna Insurance Group	2,101	59,809
Wienerberger AG	6,800	166,690
		$2,774,147

Belgium — 2.2%
Ackermans & van Haaren NV	418	$76,236
Aedifica SA	3,049	290,788
Ageas	2,473	132,640
AGFA-Gevaert NV(1)	19,500	93,095
Anheuser-Busch InBev SA/NV	7,300	742,877
Barco NV	1,818	258,043
Bekaert SA	2,430	68,256
Biocartis NV(1)(2)	6,300	92,521
bpost SA	14,900	234,889
Cofinimmo	2,670	349,657
Colruyt SA	750	44,836
D’ieteren SA/NV	2,000	87,118
Econocom Group SA/NV	26,944	95,132
Elia System Operator SA/NV	3,060	190,698
Euronav SA	16,700	141,322
Gimv NV	500	29,716
Groupe Bruxelles Lambert SA	1,360	144,471

Security	Shares	Value

Belgium (continued)
Ion Beam Applications(1)	3,519	$92,097
KBC Group NV	2,922	224,318
Kinepolis Group NV	1,796	114,859
Ontex Group NV	977	29,540
Orange Belgium SA	1,888	30,286
Proximus SA	16,200	397,047
Retail Estates NV	755	68,258
Sofina SA	347	62,884
Solvay SA	1,639	224,544
Telenet Group Holding NV(1)	4,666	224,686
UCB SA	4,872	418,869
Umicore SA	6,674	390,580
		$5,350,263

Denmark — 2.2%
Alm Brand A/S	4,100	$42,605
Bakkafrost P/F	2,234	137,275
Carlsberg A/S, Class B	3,846	463,974
Chr. Hansen Holding A/S	4,046	418,823
Coloplast A/S, Class B	1,302	142,009
Danske Bank A/S	18,200	528,901
Dfds A/S	1,122	73,900
DSV A/S	2,531	212,043
H Lundbeck AS	1,459	105,589
ISS A/S	1,926	71,942
Matas A/S	4,212	33,862
Nilfisk Holding A/S(1)	1,020	52,774
NKT A/S(1)	2,500	67,305
Novo Nordisk A/S, Class B	11,400	567,119
Novozymes A/S, Class B	7,184	378,272
Orsted A/S(2)	12,900	796,038
Pandora A/S	9,000	639,111
Ringkjoebing Landbobank A/S	795	44,935
Rockwool International A/S, Class B	246	98,499
Royal Unibrew A/S	1,899	158,172
Topdanmark A/S	2,527	108,530
Vestas Wind Systems A/S	2,869	185,136
William Demant Holding A/S(1)	1,895	90,577
		$5,417,391

Finland — 2.2%
Amer Sports Oyj	8,339	$267,386
Caverion OYJ(1)	4,767	39,981
Citycon Oyj	50,397	106,052
Cramo Oyj	3,655	78,062

7	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Finland (continued)
DNA Oyj	2,547	$50,484
Elisa Oyj	9,357	406,290
Ferratum Oyj	2,041	42,341
Fortum Oyj	23,080	579,839
Huhtamaki Oyj	1,924	69,097
Kemira Oyj	3,783	49,656
Kesko Oyj, Class B	7,618	427,815
Kone Oyj, Class B	4,394	240,202
Metsa Board Oyj	9,623	99,764
Neste Oyj	6,224	513,395
Nokia Oyj	81,195	440,698
Nokian Renkaat Oyj	4,149	179,936
Oriola Oyj, Series B	21,185	68,345
Orion Oyj, Class B	14,650	504,355
Raisio Oyj, Class V	9,946	41,846
Sampo Oyj, Class A	8,646	439,113
Technopolis Oyj	15,622	70,636
Tieto Oyj	2,033	63,228
Tokmanni Group Corp.	7,975	66,175
UPM-Kymmene Oyj	8,531	302,617
Uponor Oyj	4,213	64,063
Valmet Oyj	3,811	79,174
YIT Oyj	7,400	50,316
		$5,340,866

France — 8.8%
Aeroports de Paris	489	$109,312
Air Liquide SA	15,550	1,988,131
Airbus SE	2,843	351,876
Alstom SA	2,298	103,024
Alten SA	1,210	120,084
Altran Technologies SA	7,912	75,290
Amundi SA(2)	1,276	87,922
Atos SE	2,791	373,986
AXA SA	21,900	551,818
BioMerieux	780	64,865
BNP Paribas SA	11,980	777,140
Bollore SA	11,284	52,462
Bouygues SA	2,581	113,343
Bureau Veritas SA	4,718	121,373
CNP Assurances	6,100	142,448
Danone SA	11,280	885,618
Dassault Systemes SE	3,155	470,425
Eiffage SA	672	75,097
Elior Group SA(2)	3,613	58,990

Security	Shares	Value

France (continued)
Engie SA	57,248	$924,472
Essilor International Cie Generale d’Optique SA	2,822	415,861
Eurazeo SA	1,050	81,177
Eutelsat Communications SA	5,093	109,029
Fnac Darty SA(1)	617	55,982
Gecina SA	1,913	325,867
Getlink	4,517	59,624
Hermes International	207	131,009
ICADE	2,907	281,460
Iliad SA	936	147,979
Ingenico Group SA	1,627	134,763
Kering SA	624	331,647
Korian SA	2,511	87,948
L’Oreal SA	4,377	1,069,613
Lagardere SCA	3,693	107,760
Legrand SA	2,162	158,686
LVMH Moet Hennessy Louis Vuitton SE	1,956	681,643
Mercialys SA	6,623	118,573
Nexity SA	4,423	272,157
Orange SA	104,500	1,780,858
Orpea	1,348	185,116
Publicis Groupe SA	1,902	121,379
Rubis SCA	3,910	230,604
Safran SA	2,043	253,340
Sanofi	13,534	1,177,408
Sartorius Stedim Biotech	786	93,553
SCOR SE	4,600	178,957
SEB SA	492	93,454
Societe BIC SA	456	43,613
Sodexo SA	790	87,513
SOITEC(1)	1,589	135,779
Sopra Steria Group	819	144,866
Suez	25,209	356,605
Teleperformance	618	113,175
Thales SA	1,146	150,440
Total SA	31,097	2,028,311
Ubisoft Entertainment SA(1)	2,315	255,159
Unibail-Rodamco-Westfield	4,184	928,853
Veolia Environnement SA	19,808	451,994
Vinci SA	3,092	311,122
Vivendi SA	6,567	170,145
Wendel SA	602	87,670
Worldline SA(1)(2)	2,397	142,559
		$21,540,927

8	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Germany — 8.9%
1&1 Drillisch AG	1,305	$77,627
adidas AG	1,442	318,817
ADO Properties SA(2)	4,405	251,283
Allianz SE	4,451	984,804
alstria office REIT AG	16,144	250,656
AURELIUS Equity Opportunities SE & Co. KGaA	1,200	74,110
Aurubis AG	1,067	87,337
Axel Springer SE	773	57,760
BASF SE	10,528	1,009,198
Bayer AG	9,834	1,094,791
Bayerische Motoren Werke AG, PFC Shares	1,536	127,194
Bechtle AG	1,050	94,281
Beiersdorf AG	4,645	541,463
Brenntag AG	1,852	111,124
CANCOM SE	2,228	120,611
Continental AG	968	223,081
Covestro AG(2)	1,700	163,262
Daimler AG	7,929	548,799
Delivery Hero SE(1)(2)	2,000	113,584
Deutsche Boerse AG	1,786	235,371
Deutsche Lufthansa AG	2,062	57,854
Deutsche Pfandbriefbank AG(2)	4,793	75,074
Deutsche Post AG	8,239	291,047
Deutsche Telekom AG	110,815	1,832,333
Deutsche Wohnen SE	14,811	721,079
E.ON SE	111,516	1,258,148
Encavis AG	18,946	137,342
Evonik Industries AG	2,553	94,478
Fielmann AG	567	39,807
Fraport AG	716	71,476
Freenet AG	4,137	118,559
Fresenius Medical Care AG & Co. KGaA	2,940	286,809
Fresenius SE & Co. KGaA	5,187	399,858
Fuchs Petrolub SE, PFC Shares	1,895	106,990
GEA Group AG	2,527	98,767
Gerresheimer AG	913	77,737
Grand City Properties SA	12,766	331,545
GRENKE AG	857	94,725
Hannover Rueck SE	1,092	145,656
Hella GmbH & Co. KGaA	898	52,903
Henkel AG & Co. KGaA	4,580	491,127
Henkel AG & Co. KGaA, PFC Shares	8,725	1,094,884
Hochtief AG	363	65,273
Hugo Boss AG	1,223	110,280
Innogy SE(2)	7,900	351,008
KION Group AG	994	68,217

Security	Shares	Value

Germany (continued)
KWS Saat SE	205	$80,836
LEG Immobilien AG	3,814	428,983
Linde AG	2,386	590,050
MAN SE	587	65,896
Merck KGaA	1,900	195,312
MTU Aero Engines AG	567	120,237
Muenchener Rueckversicherungs-Gesellschaft AG	1,785	395,547
Osram Licht AG	742	33,129
ProSiebenSat.1 Media SE	3,293	88,878
Puma SE	52	26,101
Rational AG	114	78,081
RWE AG, PFC Shares	10,176	215,303
SAP SE	10,536	1,226,242
Scout24 AG(2)	2,000	104,056
Siemens AG	7,855	1,108,647
Software AG	2,606	123,011
Symrise AG	1,730	156,373
Talanx AG	1,940	74,238
Telefonica Deutschland Holding AG	22,223	97,326
TLG Immobilien AG	9,950	260,094
TUI AG	5,129	109,723
Uniper SE	12,515	390,767
United Internet AG	1,626	87,465
VERBIO Vereinigte BioEnergie AG	4,576	33,131
Volkswagen AG	452	77,988
Wirecard AG	2,394	447,855
Zalando SE(1)(2)	3,599	206,477
		$21,779,875

Hong Kong — 4.5%
AIA Group, Ltd.	109,800	$961,140
ASM Pacific Technology, Ltd.	19,100	229,843
Beijing Gas Blue Sky Holdings, Ltd.(1)	1,400,000	91,045
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	38,000	79,901
BOC Hong Kong (Holdings), Ltd.	31,500	152,884
Brightoil Petroleum Holdings, Ltd.(1)(3)	262,000	0
C-Mer Eye Care Holdings, Ltd.(1)	74,000	65,231
Cafe de Coral Holdings, Ltd.	38,000	95,853
Canvest Environmental Protection Group Co., Ltd.	100,000	54,916
China Goldjoy Group, Ltd.	996,000	61,075
China Regenerative Medicine International, Ltd.(1)	3,140,000	44,825
China Youzan, Ltd.(1)	1,120,000	134,111
Chow Tai Fook Jewellery Group, Ltd.	78,600	77,792
CK Asset Holdings, Ltd.	33,500	256,559
CK Infrastructure Holdings, Ltd.	35,500	263,527

9	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong (continued)
CLP Holdings, Ltd.	60,000	$685,856
Esprit Holdings, Ltd.(1)	257,000	69,541
First Pacific Co., Ltd.	108,000	50,183
Fortune REIT	70,000	87,439
G-Resources Group, Ltd.(1)	5,688,000	66,758
Global Cord Blood Corp.	12,700	99,187
Hang Lung Group, Ltd.	21,000	62,138
Hang Seng Bank, Ltd.	6,700	182,590
HC Group, Inc.	134,000	75,275
Henderson Land Development Co., Ltd.	20,152	112,560
HK Electric Investments & HK Electric Investments, Ltd.(2)	145,500	148,498
HKBN, Ltd.	105,000	162,689
HKT Trust and HKT, Ltd.	339,000	453,964
Honbridge Holdings, Ltd.(1)	640,000	95,510
Hong Kong & China Gas Co., Ltd.	218,210	445,577
Hong Kong Exchanges and Clearing, Ltd.	10,900	323,027
Hongkong Land Holdings, Ltd.	23,200	168,944
Hysan Development Co., Ltd.	18,000	98,689
Jardine Matheson Holdings, Ltd.	9,000	609,379
Jardine Strategic Holdings, Ltd.	7,900	315,587
Johnson Electric Holdings, Ltd.	38,000	112,635
Kerry Logistics Network, Ltd.	73,500	96,266
Kerry Properties, Ltd.	13,500	68,482
KuangChi Science, Ltd.(1)	737,000	83,740
Landing International Development, Ltd.(1)	127,400	126,378
Lee’s Pharmaceutical Holdings, Ltd.	98,000	105,074
Li & Fung, Ltd.	266,000	90,204
Link REIT	25,500	253,013
Macau Legend Development, Ltd.	273,000	48,398
Madison Holdings Group, Ltd.(1)	492,000	102,282
Man Wah Holdings, Ltd.	68,800	50,741
Melco International Development, Ltd.	36,000	102,400
MGM China Holdings, Ltd.	31,600	68,154
MTR Corp., Ltd.	51,000	286,253
New World Development Co., Ltd.	104,000	148,294
Nexteer Automotive Group, Ltd.	48,000	68,492
NWS Holdings, Ltd.	91,000	164,484
Pacific Textiles Holdings, Ltd.	81,000	67,961
Sands China, Ltd.	54,800	283,138
Shangri-La Asia, Ltd.	50,000	82,057
Shunten International Holdings, Ltd.(1)	720,000	27,949
Sino Land Co., Ltd.	70,000	120,342
SJM Holdings, Ltd.	111,000	135,172
Superb Summit International Group, Ltd.(1)(3)	230,000	0
Swire Pacific, Ltd., Class A	9,500	103,177
Swire Properties, Ltd.	25,400	100,034

Security	Shares	Value

Hong Kong (continued)
Techtronic Industries Co., Ltd.	41,500	$231,443
Television Broadcasts, Ltd.	19,500	60,539
Texwinca Holdings, Ltd.	70,000	30,817
Town Health International Medical Group, Ltd.(3)	604,000	26,548
Vitasoy International Holdings, Ltd.	96,000	342,064
VTech Holdings, Ltd.	14,500	162,514
Wharf Real Estate Investment Co., Ltd.	22,000	160,263
Yue Yuen Industrial Holdings, Ltd.	43,000	115,699
		$10,907,100

Ireland — 2.1%
Bank of Ireland Group PLC	93,050	$798,591
C&C Group PLC	23,800	95,642
Cairn Homes PLC(1)	59,850	118,965
CRH PLC	18,510	633,094
DCC PLC	4,921	455,277
Glenveagh Properties PLC(1)(2)	62,500	81,766
Grafton Group PLC	33,399	335,123
Greencore Group PLC	42,726	99,494
Hibernia REIT PLC	202,785	345,085
ICON PLC(1)	4,430	616,479
Irish Residential Properties REIT PLC	93,395	149,982
Kerry Group PLC, Class A	5,539	588,201
Paddy Power Betfair PLC	5,318	579,991
Smurfit Kappa Group PLC	4,388	180,304
UDG Healthcare PLC	17,588	193,636
		$5,271,630

Israel — 2.2%
ADO Group, Ltd.(1)	2,500	$51,235
Amot Investments, Ltd.	22,481	113,391
Azrieli Group, Ltd.	2,874	137,654
Bank Hapoalim B.M.	24,638	174,247
Bayside Land Corp.	83	36,544
Bezeq The Israeli Telecommunication Corp., Ltd.	488,290	517,315
Brack Capital Properties NV(1)	284	31,684
Check Point Software Technologies, Ltd.(1)	2,350	264,774
Delek Automotive Systems, Ltd.	13,963	73,808
Delta-Galil Industries, Ltd.	1,119	32,342
El Al Israel Airlines(1)	154,187	38,363
Elbit Systems, Ltd.	2,388	286,713
Electra, Ltd.	291	67,187
First International Bank of Israel, Ltd.	4,135	88,968
Frutarom Industries, Ltd.	5,600	566,041
IDI Insurance Co., Ltd.	672	40,741

10	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Israel (continued)
Inrom Construction Industries, Ltd.	18,751	$68,421
Israel Discount Bank, Ltd., Series A	46,000	145,419
Jerusalem Oil Exploration(1)	2,690	135,703
Kenon Holdings, Ltd.	3,095	49,322
Melisron, Ltd.	3,626	142,512
Mizrahi Tefahot Bank, Ltd.	7,050	137,101
Nice, Ltd.(1)	1,437	156,882
Nova Measuring Instruments, Ltd.(1)	2,500	70,240
Oil Refineries, Ltd.	389,192	179,267
Orbotech, Ltd.(1)	1,735	111,456
Paz Oil Co., Ltd.	2,262	322,864
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	2,600	123,114
Reit 1, Ltd.	19,864	77,931
Shapir Engineering and Industry, Ltd.	30,000	86,976
Shufersal, Ltd.	34,218	206,711
SodaStream International, Ltd.(1)	4,100	357,930
Teva Pharmaceutical Industries, Ltd. ADR	22,170	530,750
		$5,423,606

Italy — 4.4%
Amplifon SpA	18,720	$417,498
Anima Holding SpA(2)	11,048	59,219
Ansaldo STS SpA(1)	6,279	92,527
Assicurazioni Generali SpA	10,926	193,751
ASTM SpA	2,449	66,599
Atlantia SpA	13,328	394,784
Autogrill SpA	4,891	53,391
Banca Mediolanum SpA	7,021	50,342
Banca Popolare di Sondrio SCPA	17,850	77,195
Beni Stabili SpA SIIQ	132,963	117,040
Brembo SpA	4,505	61,661
Buzzi Unicem SpA	7,100	156,162
Cementir Holding SpA	15,000	121,513
Cerved Group SpA	9,600	110,288
Danieli & C Officine Meccaniche SpA, PFC Shares	3,048	53,545
Davide Campari-Milano SpA	50,493	425,332
De’Longhi SpA	3,050	89,610
Ei Towers SpA	6,517	433,945
Enav SpA(2)	13,855	71,361
Enel SpA	156,774	873,377
ENI SpA	42,600	819,988
ERG SpA	2,068	46,480
EXOR NV	1,123	73,668
Ferrari NV(4)	400	53,048
Ferrari NV(4)	1,850	245,538

Security	Shares	Value

Italy (continued)
FinecoBank Banca Fineco SpA	4,180	$49,016
Hera SpA	14,846	49,237
IMA Industria Macchine Automatiche SpA	1,000	83,972
Infrastrutture Wireless Italiane SpA(2)	76,500	625,668
International Game Technology PLC	2,666	67,396
Interpump Group SpA	2,600	81,731
Intesa Sanpaolo SpA	105,800	324,238
Intesa Sanpaolo SpA, PFC Shares	17,593	56,041
Iren SPA	22,040	62,315
Italgas SpA	13,643	78,474
Leonardo SpA	13,286	158,729
Luxottica Group SpA	3,446	232,991
MARR SpA	2,736	73,740
Mediaset SpA(1)	17,964	60,820
Mediobanca Banca di Credito Finanziario SpA	6,800	70,412
Moncler SpA	3,636	160,252
OVS SpA(2)	20,100	65,709
Parmalat SpA	31,548	109,056
Poste Italiane SpA(2)	8,902	82,819
Prada SpA	18,400	87,676
Prysmian SpA	7,258	185,402
Recordati SpA	15,114	563,270
Reply SpA	1,900	128,335
Retelit SpA	143,500	269,771
Salvatore Ferragamo SpA	1,935	44,676
Saras SpA	30,643	73,366
Snam SpA	43,650	187,457
Societa Iniziative Autostradali e Servizi SpA	4,176	73,968
STMicroelectronics NV	49,997	1,079,741
Tenaris SA	8,771	160,682
Terna Rete Elettrica Nazionale SpA	28,000	156,846
Tod’s SpA	613	39,024
Unipol Gruppo SpA	15,281	63,475
UnipolSai Assicurazioni SpA	28,030	63,709
		$10,827,876

Japan — 13.4%
Activia Properties, Inc.	19	$84,828
Advance Residence Investment Corp.	55	143,221
Air Water, Inc.	6,900	126,134
Aisin Seiki Co., Ltd.	2,800	130,598
Ajinomoto Co., Inc.	7,400	131,020
Asahi Group Holdings, Ltd.	5,400	262,466
Asahi Kasei Corp.	19,000	253,972
Astellas Pharma, Inc.	24,800	404,510

11	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Bandai Namco Holdings, Inc.	2,900	$116,024
Bridgestone Corp.	4,200	165,675
Calbee, Inc.	3,300	109,469
Canon, Inc.	7,200	233,599
Central Japan Railway Co.	1,100	229,106
Chiba Bank, Ltd. (The)	10,000	71,385
Chugai Pharmaceutical Co., Ltd.	3,600	183,116
Chugoku Bank, Ltd. (The)	9,000	95,485
Chugoku Electric Power Co., Inc. (The)	12,600	165,795
Citizen Watch Co., Ltd.	12,000	79,041
Coca-Cola Bottlers Japan Holdings, Inc.	3,200	115,385
Concordia Financial Group, Ltd.	25,400	136,566
Cosmo Energy Holdings Co., Ltd.	5,700	201,162
Dai Nippon Printing Co., Ltd.	5,700	124,537
Daicel Corp.	9,200	101,361
Daido Steel Co., Ltd.	1,200	59,263
Daikin Industries, Ltd.	1,300	155,389
Daito Trust Construction Co., Ltd.	1,600	268,108
Daiwa House Industry Co., Ltd.	11,100	404,767
Daiwa House REIT Investment Corp.	77	190,479
Daiwa Securities Group, Inc.	25,000	145,812
DeNA Co., Ltd.	2,800	52,810
Denka Co., Ltd.	2,400	82,713
Denso Corp.	3,500	173,128
Dentsu, Inc.	2,100	88,180
Disco Corp.	600	102,427
East Japan Railway Co.	2,500	233,830
Eisai Co., Ltd.	4,000	344,369
Ezaki Glico Co., Ltd.	2,200	101,894
FamilyMart UNY Holdings Co., Ltd.	1,800	167,977
FANUC Corp.	1,200	241,969
Fast Retailing Co., Ltd.	400	175,182
FUJIFILM Holdings Corp.	4,000	165,099
Fukuoka Financial Group, Inc.	19,000	103,991
GLP J-REIT	123	131,470
Hachijuni Bank, Ltd. (The)	13,400	59,076
Hankyu Hanshin Holdings, Inc.	2,700	107,526
Hirose Electric Co., Ltd.	840	102,422
Hiroshima Bank, Ltd. (The)	9,500	65,374
Hisamitsu Pharmaceutical Co., Inc.	1,700	124,442
Hokkaido Electric Power Co., Inc.	16,300	105,194
Hokuhoku Financial Group, Inc.	4,000	57,630
Hokuriku Electric Power Co.(1)	14,300	150,112
Hulic Co., Ltd.	17,000	166,835
Idemitsu Kosan Co., Ltd.	7,100	319,822
ITOCHU Corp.	8,400	149,154

Security	Shares	Value

Japan (continued)
Iyo Bank, Ltd. (The)	9,200	$63,500
Japan Airlines Co., Ltd.	2,000	73,829
Japan Exchange Group, Inc.	7,500	133,412
Japan Hotel REIT Investment Corp.	191	140,059
Japan Post Holdings Co., Ltd.	8,000	88,206
Japan Prime Realty Investment Corp.	38	136,908
Japan Real Estate Investment Corp.	34	178,090
Japan Retail Fund Investment Corp.	95	173,572
Japan Tobacco, Inc.	10,400	295,981
JSR Corp.	6,500	124,981
JXTG Holdings, Inc.	100,800	739,005
Kajima Corp.	9,000	70,221
Kakaku.com, Inc.	3,700	77,924
Kaneka Corp.	9,000	79,222
Kansai Electric Power Co., Inc. (The)	27,800	395,745
Kansai Paint Co., Ltd.	6,000	138,073
Kao Corp.	4,700	343,344
KDDI Corp.	48,300	1,344,519
Keikyu Corp.	5,900	96,599
Keio Corp.	1,400	68,753
Keyence Corp.	600	317,381
Kikkoman Corp.	3,000	142,383
Kintetsu Group Holdings Co., Ltd.	2,700	107,444
Kirin Holdings Co., Ltd.	9,900	253,454
Kobayashi Pharmaceutical Co., Ltd.	1,400	116,872
Konami Holdings Corp.	2,400	112,917
Kuraray Co., Ltd.	6,400	90,457
Kyocera Corp.	3,600	209,521
Kyowa Hakko Kirin Co., Ltd.	4,500	85,501
Kyushu Electric Power Co., Inc.	20,600	242,763
Lawson, Inc.	1,600	96,080
Lion Corp.	5,000	90,533
M3, Inc.	3,200	122,020
Makita Corp.	2,000	89,972
Marubeni Corp.	12,600	96,197
Maruichi Steel Tube, Ltd.	3,000	103,368
Mebuki Financial Group, Inc.	21,500	76,823
MEIJI Holdings Co., Ltd.	2,200	173,000
Miraca Holdings, Inc.	2,700	78,468
Mitsubishi Gas Chemical Co., Inc.	5,000	111,715
Mitsubishi Motors Corp.	16,700	127,670
Mitsubishi Tanabe Pharma Corp.	6,300	118,122
Mitsui & Co., Ltd.	8,900	149,164
Mizuho Financial Group, Inc.	212,500	369,387
MS&AD Insurance Group Holdings, Inc.	4,600	140,896
NEC Corp.	4,500	125,014

12	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
NH Foods, Ltd.	3,000	$119,433
Nidec Corp.	1,500	217,875
Nintendo Co., Ltd.	800	270,550
Nippon Building Fund, Inc.	44	244,968
Nippon Express Co., Ltd.	1,400	91,643
Nippon Kayaku Co., Ltd.	5,000	57,018
Nippon Paper Industries Co., Ltd.	5,100	83,556
Nippon Prologis REIT, Inc.	100	202,391
Nippon Shinyaku Co., Ltd.	2,000	113,842
Nippon Shokubai Co., Ltd.	1,400	100,094
Nippon Steel & Sumitomo Metal Corp.	10,400	207,410
Nippon Telegraph & Telephone Corp.	20,700	957,448
Nissan Chemical Corp.	3,100	138,978
Nissan Motor Co., Ltd.	15,900	150,400
Nisshin Seifun Group, Inc.	6,900	135,206
Nissin Foods Holdings Co., Ltd.	1,600	110,391
Nitori Holdings Co., Ltd.	800	120,565
Nomura Real Estate Master Fund, Inc.	165	233,798
Nomura Research Institute, Ltd.	2,400	115,338
NTT Data Corp.	12,500	142,384
NTT DoCoMo, Inc.	34,900	898,498
Obic Co., Ltd.	1,700	146,042
Odakyu Electric Railway Co., Ltd.	4,900	103,786
Okinawa Electric Power Co., Inc. (The)	3,662	79,772
Omron Corp.	2,900	131,250
Ono Pharmaceutical Co., Ltd.	7,000	165,405
Oracle Corp. Japan	900	75,541
Oriental Land Co., Ltd.	1,300	141,355
ORIX Corp.	11,000	178,172
Orix JREIT, Inc.	116	180,899
Osaka Gas Co., Ltd.	15,700	302,151
Otsuka Holdings Co., Ltd.	6,700	309,408
Rakuten, Inc.	9,100	64,151
Recruit Holdings Co., Ltd.	6,600	180,850
Relo Group, Inc.	6,000	162,522
Resona Holdings, Inc.	27,900	158,687
Ricoh Co., Ltd.	15,500	151,320
Rinnai Corp.	800	69,285
Ryohin Keikaku Co., Ltd.	400	128,386
Santen Pharmaceutical Co., Ltd.	7,600	127,121
Sawai Pharmaceutical Co., Ltd.	1,900	89,823
SECOM Co., Ltd.	1,300	99,362
Sekisui Chemical Co., Ltd.	7,200	128,870
Sekisui House, Ltd.	6,100	103,977
Seven Bank, Ltd.	26,300	79,610
Shimadzu Corp.	4,000	114,070

Security	Shares	Value

Japan (continued)
Shimamura Co., Ltd.	1,000	$93,576
Shimano, Inc.	800	115,366
Shin-Etsu Chemical Co., Ltd.	4,300	434,995
Shionogi & Co., Ltd.	3,900	212,872
Shizuoka Bank, Ltd. (The)	8,000	73,940
Showa Denko K.K.	3,100	147,858
Showa Shell Sekiyu K.K.	6,200	101,757
Sompo Holdings, Inc.	4,900	199,156
Sumitomo Corp.	9,500	156,434
Sumitomo Electric Industries, Ltd.	6,400	98,452
Sumitomo Metal Mining Co., Ltd.	5,000	179,734
Sumitomo Mitsui Financial Group, Inc.	10,000	396,877
Sumitomo Osaka Cement Co., Ltd.	12,000	57,218
Suntory Beverage & Food, Ltd.	2,200	93,591
Suruga Bank, Ltd.	12,200	109,308
Suzuki Motor Corp.	2,500	147,045
T&D Holdings, Inc.	8,800	131,490
Taiheiyo Cement Corp.	3,000	94,793
Taisei Corp.	2,100	116,790
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	158,592
Takashimaya Co., Ltd.	14,000	117,250
Takeda Pharmaceutical Co., Ltd.	8,800	371,561
TEIJIN, Ltd.	5,500	102,724
Terumo Corp.	4,100	225,238
Toho Gas Co., Ltd.	5,300	181,066
Tohoku Electric Power Co., Inc.	19,200	244,508
Tokio Marine Holdings, Inc.	5,500	261,668
Tokyo Electron, Ltd.	1,400	245,420
Tokyo Gas Co., Ltd.	12,900	315,088
Tokyu Corp.	6,500	111,907
Toray Industries, Inc.	17,900	138,722
Tosoh Corp.	8,200	133,932
Toyota Motor Corp.	10,800	709,896
Trend Micro, Inc.	1,300	76,813
Tsuruha Holdings, Inc.	600	73,808
Ube Industries, Ltd.	3,200	86,137
United Urban Investment Corp.	96	149,272
USS Co., Ltd.	5,000	94,894
West Japan Railway Co.	1,300	90,883
Yahoo! Japan Corp.	24,900	94,734
Yakult Honsha Co., Ltd.	2,100	151,431
Yamaguchi Financial Group, Inc.	8,000	90,659
Yamato Holdings Co., Ltd.	3,300	95,645
Yamazaki Baking Co., Ltd.	4,400	109,415
Yaskawa Electric Corp.	2,800	92,598
Zeon Corp.	6,000	67,977
		$32,706,655

13	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Netherlands — 4.5%
Aalberts Industries NV	2,908	$131,773
ABN AMRO Group NV(2)	4,855	134,367
Accell Group	2,450	51,003
Akzo Nobel NV	8,135	751,356
ALTICE EUROPE NV, Class B(1)	6,916	22,987
AMG Advanced Metallurgical Group NV	4,069	240,237
ASM International NV	2,469	142,136
ASML Holding NV	6,736	1,442,637
ASR Nederland NV	2,400	107,368
Cimpress NV(1)	473	69,091
Corbion NV	6,263	214,438
Eurocommercial Properties NV	1,439	60,877
Euronext NV(2)	1,764	109,480
Flow Traders(2)	2,849	84,644
Gemalto NV(1)	3,224	188,071
GrandVision NV(2)	5,474	125,664
IMCD NV	2,169	157,585
ING Groep NV	53,109	811,864
InterXion Holding NV(1)	3,300	214,104
Koninklijke Ahold Delhaize NV	27,230	692,477
Koninklijke KPN NV	143,773	415,680
Koninklijke Philips NV	25,141	1,103,678
Koninklijke Vopak NV	2,501	117,638
NN Group NV	5,540	244,741
NSI NV	1,162	45,306
NXP Semiconductors NV(1)	1,100	104,874
PostNL NV	28,142	111,089
QIAGEN NV(1)	6,909	250,498
RELX NV	17,050	370,815
SBM Offshore NV	6,486	100,498
Signify NV(2)	3,321	91,960
TKH Group NV	1,737	108,564
TomTom NV(1)	6,730	68,731
Unilever NV	30,450	1,756,690
Vastned Retail NV	1,000	45,407
Wolters Kluwer NV	4,270	257,134
		$10,945,462

New Zealand — 1.1%
A2 Milk Co., Ltd.(1)	32,739	$233,829
Air New Zealand, Ltd.	34,574	76,525
Auckland International Airport, Ltd.	40,500	184,394
Contact Energy, Ltd.	28,474	112,261
Fisher & Paykel Healthcare Corp., Ltd.	11,759	118,742
Fletcher Building, Ltd.	59,700	286,090

Security	Shares	Value

New Zealand (continued)
Goodman Property Trust	65,888	$66,766
Heartland Bank, Ltd.	76,907	89,653
Infratil, Ltd.	38,198	90,147
Kiwi Property Group, Ltd.	150,000	138,749
Mercury NZ, Ltd.	47,223	108,220
Precinct Properties New Zealand, Ltd.	121,300	114,148
Restaurant Brands New Zealand, Ltd.	8,227	42,915
Ryman Healthcare, Ltd.	12,285	101,940
SKYCITY Entertainment Group, Ltd.	62,322	168,354
Spark New Zealand, Ltd.	101,061	266,840
Summerset Group Holdings, Ltd.	16,945	89,380
Trade Me, Ltd.	28,289	93,626
Z Energy, Ltd.	55,400	271,304
		$2,653,883

Norway — 2.1%
Aker BP ASA	3,100	$110,766
Atea ASA	18,187	259,956
Austevoll Seafood ASA	16,139	235,057
Borregaard ASA	7,950	75,470
DNB ASA	16,445	331,149
Entra ASA(2)	16,712	244,018
Equinor ASA	12,900	342,265
Europris ASA(2)	27,574	71,739
Gjensidige Forsikring ASA	7,400	118,778
Golar LNG, Ltd.	2,320	60,343
Kongsberg Gruppen ASA	11,096	225,344
Marine Harvest ASA	17,300	378,285
Nordic American Tankers, Ltd.	13,100	29,475
Nordic Nanovector ASA(1)	4,831	37,782
Nordic Semiconductor ASA(1)	30,100	181,440
Norsk Hydro ASA	33,693	192,186
Norwegian Finans Holding ASA(1)	8,625	105,355
Salmar ASA	2,400	122,457
Scatec Solar ASA(2)	8,900	68,574
Schibsted ASA, Class B	13,669	443,146
Ship Finance International, Ltd.	5,500	80,025
SpareBank 1 SMN	4,478	46,839
SpareBank 1 SR-Bank ASA	4,300	47,761
Telenor ASA	29,669	580,385
Tomra Systems ASA	13,200	272,597
Veidekke ASA	7,872	77,256
Wilh Wilhelmsen Holding ASA, Class A	1,536	38,423
XXL ASA(2)	21,116	129,519
Yara International ASA	8,282	365,171
		$5,271,561

14	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Portugal — 1.1%
Banco Comercial Portugues SA(1)	1,242,000	$388,961
CTT-Correios de Portugal SA	69,614	244,519
EDP Renovaveis SA	4,900	50,611
EDP-Energias de Portugal SA	75,050	306,190
Galp Energia SGPS SA, Class B	21,650	444,651
Jeronimo Martins SGPS SA	24,150	358,848
Navigator Co. SA (The)	50,600	288,582
NOS SGPS SA	65,302	380,359
Pharol SGPS SA(1)	189,661	51,061
REN - Redes Energeticas Nacionais SGPS SA	15,211	44,540
Semapa-Sociedade de Investimento e Gestao	4,106	96,347
		$2,654,669

Singapore — 2.2%
Ascendas Real Estate Investment Trust	69,500	$140,646
Best World International, Ltd.	76,000	71,100
BOC Aviation, Ltd.(2)	11,800	74,324
CapitaLand Commercial Trust, Ltd.	94,500	121,727
CapitaLand Mall Trust	45,800	72,802
CDL Hospitality Trusts	40,000	47,671
China Aviation Oil Singapore Corp, Ltd.	40,000	44,113
ComfortDelGro Corp., Ltd.	49,300	85,217
DBS Group Holdings, Ltd.	17,700	348,253
Ezion Holdings, Ltd.(1)	226,000	13,514
Flex, Ltd.(1)	29,200	407,632
Frasers Logistics & Industrial Trust	49,500	38,176
Genting Singapore, Ltd.	388,400	365,190
Hutchison Port Holdings Trust	196,200	50,113
IGG, Inc.	53,000	68,682
Keppel Infrastructure Trust	291,400	111,380
Keppel REIT	66,000	56,767
M1, Ltd.	44,000	53,010
Mapletree Commercial Trust	35,100	41,802
Mapletree Industrial Trust	34,200	50,304
Mapletree Logistics Trust	70,400	65,199
Mapletree North Asia Commercial Trust	46,100	39,004
Metro Holdings, Ltd.	53,000	45,571
Midas Holdings, Ltd.(1)(3)	480,000	0
mm2 Asia, Ltd.(1)	142,500	46,124
Olam International, Ltd.	50,200	82,331
Raffles Medical Group, Ltd.	140,800	115,958
Sea, Ltd. ADR(1)	4,300	60,630
Sheng Siong Group, Ltd.	91,200	71,698
Singapore Airlines, Ltd.	22,900	166,170
Singapore Airport Terminal Services, Ltd.	25,700	98,126

Security	Shares	Value

Singapore (continued)
Singapore Exchange, Ltd.	21,600	$118,235
Singapore Post, Ltd.	72,300	71,263
Singapore Press Holdings, Ltd.	123,000	263,343
Singapore Technologies Engineering, Ltd.	47,600	119,760
Singapore Telecommunications, Ltd.	262,200	618,797
StarHub, Ltd.	21,000	26,568
Suntec Real Estate Investment Trust	45,000	60,964
United Overseas Bank, Ltd.	15,700	312,202
Venture Corp., Ltd.	13,300	163,545
Wilmar International, Ltd.	213,500	491,700
		$5,299,611

Spain — 4.2%
Acerinox SA	8,856	$128,003
Aena SME SA(2)	2,240	406,727
Almirall SA	9,140	130,790
Amadeus IT Group SA	12,900	1,100,447
Banco Bilbao Vizcaya Argentaria SA	38,700	283,503
Banco de Sabadell SA	53,823	89,603
Bankia SA	20,510	80,627
Bankinter SA	11,334	109,319
Bolsas y Mercados Espanoles SHMSF SA	1,920	61,776
CaixaBank SA	34,214	157,414
Cellnex Telecom SA(2)	3,584	95,242
Cia de Distribucion Integral Logista Holdings SA	4,197	99,426
Coca-Cola European Partners PLC	17,900	738,196
Construcciones y Auxiliar de Ferrocarriles SA	2,050	90,800
Ebro Foods SA	12,141	262,771
Enagas SA	6,668	186,414
Endesa SA	5,685	131,463
Ercros SA	35,810	204,440
Gestamp Automocion SA(2)	12,257	92,375
Grifols SA	20,691	600,849
Grifols SA ADR	12,300	255,594
Grupo Catalana Occidente SA	2,596	110,841
Iberdrola SA	95,182	740,033
Industria de Diseno Textil SA	23,800	779,941
Inmobiliaria Colonial Socimi SA	53,263	573,280
Lar Espana Real Estate Socimi SA	14,031	149,217
Mapfre SA	26,500	83,166
Neinor Homes SA(1)(2)	4,963	93,885
Prosegur Cash SA(2)	18,590	49,996
Prosegur Cia de Seguridad SA	16,517	109,876
Red Electrica Corp. SA	7,578	160,617
Repsol SA	39,916	791,730

15	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Spain (continued)
Siemens Gamesa Renewable Energy SA	16,900	$238,391
Tecnicas Reunidas SA	1,615	54,521
Telefonica SA	107,200	963,248
Tubacex SA(1)	34,340	126,435
		$10,330,956

Sweden — 4.6%
Alfa Laval AB	3,749	$103,058
Arjo AB, Class B	13,601	46,110
Assa Abloy AB, Class B	9,306	183,705
Atlas Copco AB, Class B	2,941	77,076
Attendo AB(2)	14,762	133,529
Axfood AB	7,649	154,860
BillerudKorsnas AB	16,002	190,646
BioGaia AB, Class B	2,949	144,704
Bonava AB, Class B	4,887	63,999
Capio AB(2)	22,400	133,557
Castellum AB	18,524	334,138
Catena Media PLC(1)	6,265	82,456
Cloetta AB, Class B	24,800	78,827
Com Hem Holding AB	17,822	318,418
D Carnegie & Co. AB(1)	6,188	115,537
Dometic Group AB(2)	18,000	174,631
Elekta AB, Class B	33,916	476,187
Epiroc AB, Class B(1)	2,941	31,166
Essity Aktiebolag, Class B	22,241	556,347
Fabege AB	25,800	365,413
Getinge AB, Class B	20,810	223,720
Granges AB	7,960	99,647
Hennes & Mauritz AB, Class B	25,700	400,139
Hexpol AB	24,200	260,310
Holmen AB, Class B	8,326	185,331
Hufvudstaden AB, Class A	11,335	175,385
Industrivarden AB, Class A	3,874	84,767
Industrivarden AB, Class C	3,570	75,193
Kindred Group PLC SDR	16,200	209,065
Kungsleden AB	20,778	167,590
L E Lundbergforetagen, Class B	4,000	130,707
LeoVegas AB(2)	12,500	103,680
Lundin Petroleum AB	14,116	465,427
Medivir AB, Class B(1)	11,060	47,836
Modern Times Group MTG AB, Class B	2,700	99,157
Mycronic AB	12,782	130,245
NCC AB, Class B	4,080	65,860
NetEnt AB	26,464	113,139

Security	Shares	Value

Sweden (continued)
Nibe Industrier AB, Class B	6,212	$69,817
Nordea Bank AB	41,200	437,868
Pandox AB	5,668	106,536
RaySearch Laboratories AB(1)	6,321	82,981
Scandic Hotels Group AB(2)	6,000	62,610
Securitas AB, Class B	6,225	112,000
Skanska AB, Class B	3,995	75,147
SKF AB, Class B	3,418	70,173
Starbreeze AB(1)	33,624	34,350
Svenska Cellulosa AB SCA, Class B	31,061	321,386
Svenska Handelsbanken AB, Class A	16,280	201,099
Swedbank AB, Class A	14,600	345,251
Swedish Match AB	8,034	439,197
Telefonaktiebolaget LM Ericsson, Class B	95,300	748,129
Telia Co. AB	173,127	832,772
Trelleborg AB, Class B	2,484	51,723
Volvo AB, Class A	3,800	66,841
Volvo AB, Class B	12,900	226,382
Wihlborgs Fastigheter AB	11,784	140,166
		$11,225,990

Switzerland — 8.9%
Allreal Holding AG	1,304	$202,884
ALSO Holding AG	1,183	129,300
Ascom Holding AG	5,950	108,136
Autoneum Holding AG	372	85,032
Baloise Holding AG	1,432	223,305
Banque Cantonale Vaudoise	202	151,022
Belimo Holding AG	28	117,793
BKW AG	1,604	108,271
Burckhardt Compression Holdings AG	260	94,547
Cembra Money Bank AG	1,074	98,501
Clariant AG	23,873	570,835
Comet Holding AG	1,329	131,356
Compagnie Financiere Richemont SA, Class A	20,009	1,752,365
Daetwyler Holding AG, Bearer Shares	436	80,591
DKSH Holding AG	1,552	113,459
dormakaba Holding AG	136	87,142
EFG International AG	8,368	62,337
Emmi AG	245	200,948
Ems-Chemie Holding AG	258	165,474
Flughafen Zurich AG	707	147,936
Forbo Holding AG	79	124,905
Geberit AG	1,101	490,247
Georg Fischer AG	150	193,537

16	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)
Givaudan SA	443	$1,036,932
Helvetia Holding AG	372	219,861
Inficon Holding AG	320	149,733
Intershop Holding AG	234	119,345
Julius Baer Group, Ltd.	4,417	242,315
Kardex AG	528	81,089
Komax Holding AG	326	91,292
Kuehne & Nagel International AG	1,725	275,310
Landis+Gyr Group AG	3,200	204,210
LEM Holding SA	53	72,274
Mobimo Holding AG	577	143,175
Nestle SA	34,693	2,827,249
Novartis AG	18,255	1,531,991
Panalpina Welttransport Holding AG	731	104,364
Pargesa Holding SA, Bearer Shares	1,628	135,980
Partners Group Holding AG	326	247,390
Roche Holding AG PC	5,093	1,251,077
Roche Holding AG, Bearer Shares	473	117,196
Schindler Holding AG	842	190,477
Schindler Holding AG PC	1,220	284,105
Schmolz & Bickenbach AG(1)	96,337	79,209
SFS Group AG	1,027	121,550
SGS SA	132	344,079
Sika AG	7,980	1,133,067
Sonova Holding AG	585	107,851
Straumann Holding AG	149	115,702
Sulzer AG	513	62,923
Swatch Group AG (The)	3,577	294,375
Swatch Group AG (The), Bearer Shares	1,354	606,038
Swiss Life Holding AG	703	252,081
Swiss Prime Site AG	5,856	536,658
Swiss Re AG	4,990	457,499
Swisscom AG	2,095	983,593
Temenos AG	4,862	782,546
Valiant Holding AG	1,138	121,474
Valora Holding AG	268	82,393
VAT Group AG(2)	929	121,967
Vontobel Holding AG	2,114	146,561
Zurich Insurance Group AG	2,123	651,019
		$21,765,873

United Kingdom — 8.7%
3i Group PLC	7,509	$93,260
Admiral Group PLC	3,026	78,660
Assura PLC	171,909	127,562

Security	Shares	Value

United Kingdom (continued)
AstraZeneca PLC	11,023	$848,508
Aveva Group PLC	4,558	157,256
Aviva PLC	25,000	163,843
Babcock International Group PLC	11,872	111,284
BAE Systems PLC	21,824	186,821
Bellway PLC	1,558	59,559
Berkeley Group Holdings PLC	1,364	66,763
BHP Billiton PLC	16,329	375,791
Big Yellow Group PLC	8,638	107,766
British American Tobacco PLC	13,450	739,377
BTG PLC(1)	10,830	75,400
Bunzl PLC	2,708	80,466
Carnival PLC	2,885	167,467
Compass Group PLC	13,137	282,568
Computacenter PLC	4,400	90,454
ConvaTec Group PLC(2)	54,000	155,047
Croda International PLC	2,464	166,237
Daily Mail & General Trust PLC, Class A	7,483	73,144
Direct Line Insurance Group PLC	15,813	71,346
DS Smith PLC	15,415	101,846
easyJet PLC	5,421	115,123
Elementis PLC	29,679	101,119
Essentra PLC	15,665	98,831
Experian PLC	5,985	146,945
F&C Commercial Property Trust, Ltd.	51,629	99,107
Ferguson PLC	2,207	174,050
Fidessa Group PLC	2,212	111,920
FirstGroup PLC(1)	47,376	54,747
Fresnillo PLC	4,298	58,539
G4S PLC	22,268	80,596
GlaxoSmithKline PLC	39,957	829,917
Grainger PLC	28,961	116,324
Great Portland Estates PLC	11,841	111,053
Greene King PLC	6,800	45,908
Halma PLC	11,833	218,286
Hammerson PLC	22,747	155,568
Howden Joinery Group PLC	9,910	62,041
HSBC Holdings PLC	76,825	735,699
Imperial Brands PLC	9,400	359,998
Indivior PLC(1)	23,948	96,058
Informa PLC	16,240	168,221
Inmarsat PLC	40,064	299,352
Intertek Group PLC	1,038	80,074
John Wood Group PLC	28,791	245,638
Johnson Matthey PLC	3,050	150,267
Just Eat PLC(1)	20,538	213,487

17	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
Kingfisher PLC	16,823	$65,404
Land Securities Group PLC	20,525	253,780
Legal & General Group PLC	37,400	128,706
Lloyds Banking Group PLC	311,400	255,248
London Stock Exchange Group PLC	2,149	123,854
LondonMetric Property PLC	26,800	66,195
Marks & Spencer Group PLC	21,900	88,512
Meggitt PLC	11,454	85,651
Melrose Industries PLC	28,400	80,362
Merlin Entertainments PLC(2)	10,000	51,694
Micro Focus International PLC	18,295	298,527
Mimecast, Ltd.(1)	2,500	89,775
Mondi PLC	5,400	148,476
Moneysupermarket.com Group PLC	32,372	133,423
National Grid PLC	93,281	996,517
NCC Group PLC	32,556	94,067
NEPI Rockcastle PLC	17,458	161,680
Next PLC	1,260	98,096
Pearson PLC	10,040	121,605
Pennon Group PLC	27,207	268,474
Persimmon PLC	2,550	82,938
Playtech PLC	5,601	39,503
Provident Financial PLC(1)	10,491	92,179
Randgold Resources, Ltd.	1,380	102,177
Reckitt Benckiser Group PLC	3,215	286,619
RELX PLC	7,273	158,459
Rentokil Initial PLC	17,999	80,023
Rightmove PLC	3,180	203,159
Rio Tinto PLC	9,070	497,951
Rolls-Royce Holdings PLC	12,632	164,235
Royal Dutch Shell PLC, Class A	27,600	945,766
Royal Dutch Shell PLC, Class B	18,789	658,126
Royal Mail PLC	12,695	78,107
RPC Group PLC	11,288	120,674
RSA Insurance Group PLC	6,332	53,553
Sage Group PLC (The)	38,000	309,888
Savills PLC	11,000	127,851
Segro PLC	29,923	260,820
Severn Trent PLC	13,453	341,440
Shaftesbury PLC	10,274	125,627
Sky PLC	6,960	139,056
Spirax-Sarco Engineering PLC	959	87,361
St. James’s Place PLC	4,600	72,783
Standard Life Aberdeen PLC	27,303	111,837
TalkTalk Telecom Group PLC	75,000	112,913
Tate & Lyle PLC	16,484	134,823

Security	Shares	Value

United Kingdom (continued)
Travis Perkins PLC	3,350	$52,571
Tritax Big Box REIT PLC	51,456	102,819
Unilever PLC	8,140	464,997
UNITE Group PLC (The)	9,707	111,430
United Utilities Group PLC	30,928	291,865
Victrex PLC	1,727	71,555
Vodafone Group PLC	613,643	1,499,106
WH Smith PLC	2,540	64,131
Whitbread PLC	1,688	86,713
William Hill PLC	12,074	47,128
WPP PLC	11,945	186,843
		$21,286,365

Total Common Stocks (identified cost $203,634,192)		$240,014,234

Rights(1) — 0.0%
Security	Shares	Value
Glenveagh Properties PLC, Exp. 8/9/18	10,416	$0

Total Rights (identified cost $0)		$0

Warrants(1) — 0.0%
Security	Shares	Value
Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763	135,600	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 1.1%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(5)	2,760,308	$2,760,308

Total Short-Term Investments (identified cost $2,760,308)		$2,760,308

Total Investments — 99.2% (identified cost $206,394,500)		$242,774,542

Other Assets, Less Liabilities — 0.8%		$2,020,537

Net Assets — 100.0%		$244,795,079

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

18	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $6,387,043 or 2.6% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)	Securities are traded on separate exchanges for the same entity.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018.

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value
Euro	38.0%	$93,043,464
Japanese Yen	13.4	32,706,655
British Pound Sterling	9.1	22,359,208
Swiss Franc	9.0	22,008,324
Australian Dollar	8.4	20,621,581
Swedish Krona	4.6	11,225,990
Hong Kong Dollar	4.1	9,944,685
United States Dollar	3.6	8,733,037
Danish Krone	2.1	5,280,116
Norwegian Krone	2.1	5,238,993
Singapore Dollar	1.9	4,638,230
Israeli Shekel	1.7	4,158,696
New Zealand Dollar	1.1	2,653,883
South African Rand	0.1	161,680
Total Investments	99.2%	$242,774,542

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	10.9%	$26,605,357
Industrials	10.6	25,917,440
Consumer Staples	10.4	25,370,142
Consumer Discretionary	10.1	24,701,815
Health Care	9.6	23,616,633
Materials	9.2	22,508,698
Information Technology	8.9	21,857,186
Real Estate	8.2	20,085,294
Telecommunication Services	7.7	18,831,478
Utilities	7.0	17,177,358
Energy	5.5	13,342,833
Short-Term Investments	1.1	2,760,308
Total Investments	99.2%	$242,774,542

Abbreviations:

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

Currency Abbreviations:

SGD	–	Singapore Dollar

19	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2018
Unaffiliated investments, at value (identified cost, $203,634,192)	$240,014,234
Affiliated investment, at value (identified cost, $2,760,308)	2,760,308
Cash	728
Foreign currency, at value (identified cost, $520,488)	521,515
Dividends receivable	333,212
Dividends receivable from affiliated investment	2,392
Receivable for Fund shares sold	1,094,597
Tax reclaims receivable	588,787
Receivable from affiliates	30,278
Other assets	4,374
Total assets	$245,350,425

Liabilities
Payable for Fund shares redeemed	$357,685
Payable to affiliates:
Investment adviser and administration fee	81,467
Distribution and service fees	13,816
Accrued expenses	102,378
Total liabilities	$555,346
Net Assets	$244,795,079

Sources of Net Assets
Paid-in capital	$202,042,116
Accumulated undistributed net investment income	3,091,480
Accumulated net realized gain	3,290,716
Net unrealized appreciation	36,370,767
Total	$244,795,079

Investor Class Shares
Net Assets	$65,535,690
Shares Outstanding	4,713,156
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.90

Institutional Class Shares
Net Assets	$93,400,903
Shares Outstanding	6,680,869
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.98

Class R Shares
Net Assets	$1,159,694
Shares Outstanding	83,826
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.83

Class R6 Shares
Net Assets	$84,698,792
Shares Outstanding	6,059,510
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.98

20	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2018
Dividends (net of foreign taxes, $621,829)	$5,140,224
Dividends from affiliated investment	14,563
Total investment income	$5,154,787

Expenses
Investment adviser and administration fee	$490,527
Distribution and service fees
Investor Class	75,004
Class R	2,842
Trustees’ fees and expenses	5,545
Custodian fee	71,908
Transfer and dividend disbursing agent fees	52,395
Legal and accounting services	27,155
Printing and postage	10,285
Registration fees	43,067
Miscellaneous	28,428
Total expenses	$807,156
Deduct —
Allocation of expenses to affiliates	$127,277
Total expense reductions	$127,277

Net expenses	$679,879

Net investment income	$4,474,908

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,227,224
Investment transactions — affiliated investment	377
Foreign currency transactions	(79,808)
Net realized gain	$2,147,793
Change in unrealized appreciation (depreciation) —
Investments	$(14,649,613)
Investments — affiliated investment	(219)
Foreign currency	(35,433)
Net change in unrealized appreciation (depreciation)	$(14,685,265)

Net realized and unrealized loss	$(12,537,472)

Net decrease in net assets from operations	$(8,062,564)

21	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018
From operations —
Net investment income	$4,474,908	$5,300,423
Net realized gain	2,147,793	5,586,140
Net change in unrealized appreciation (depreciation)	(14,685,265)	43,457,767
Net increase (decrease) in net assets from operations	$(8,062,564)	$54,344,330
Distributions to shareholders —
From net investment income
Investor Class	$—	$(1,486,587)
Institutional Class	—	(2,196,786)
Class R	—	(25,865)
Class R6	—	(2,816,034)
Total distributions to shareholders	$—	$(6,525,272)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$17,895,121	$33,141,322
Institutional Class	24,909,671	35,797,290
Class R	160,239	463,484
Class R6	7,064,518	48,292,478
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	—	1,162,366
Institutional Class	—	1,799,165
Class R	—	25,865
Class R6	—	2,215,954
Cost of shares redeemed
Investor Class	(10,389,069)	(19,269,279)
Institutional Class	(15,524,150)	(21,722,920)
Class R	(128,957)	(343,580)
Class R6	(27,826,017)	(48,038,853)
Net increase (decrease) in net assets from Fund share transactions	$(3,838,644)	$33,523,292

Net increase (decrease) in net assets	$(11,901,208)	$81,342,350

Net Assets
At beginning of period	$256,696,287	$175,353,937
At end of period	$244,795,079	$256,696,287

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$3,091,480	$(1,383,428)

22	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Financial Highlights

	Investor Class
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017	2016	2015		2014
Net asset value — Beginning of period	$14.350		$11.570	$10.750	$11.410	$11.960		$11.180

Income (Loss) From Operations
Net investment income(1)	$0.235		$0.272	$0.198	$0.217	$0.355	(2)	$0.195
Net realized and unrealized gain (loss)	(0.685)		2.869	0.810	(0.607)	(0.242)		0.822

Total income (loss) from operations	$(0.450)		$3.141	$1.008	$(0.390)	$0.113		$1.017

Less Distributions
From net investment income	$—		$(0.361)	$(0.178)	$(0.266)	$(0.251)		$(0.237)
From net realized gain	—		—	(0.010)	(0.004)	(0.412)		—

Total distributions	$—		$(0.361)	$(0.188)	$(0.270)	$(0.663)		$(0.237)

Net asset value — End of period	$13.900		$14.350	$11.570	$10.750	$11.410		$11.960

Total Return(3)(4)	(3.14	)%(5)	27.29%	9.55%	(3.73)%	1.01%		9.04%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65,536		$59,858	$34,386	$12,069	$8,503		$14,007
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	0.75	%(7)	0.75%	0.84%	0.90%	0.97%		1.05%
Net investment income	3.43	%(7)	2.06%	1.75%	1.86%	2.83	%(2)	1.65%
Portfolio Turnover	9	%(5)	36%	22%	34%	63%		35%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.35%.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable, which were eliminated effective March 1, 2013.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.10%, 0.11%, 0.23%, 0.35%, 0.32% and 0.29% of average daily net assets for the six months ended July 31, 2018 and the years ended January 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

23	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Financial Highlights — continued

	Institutional Class
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,
			2018	2017	2016	2015		2014
Net asset value — Beginning of period	$14.410		$11.610	$10.770	$11.430	$11.990		$11.200

Income (Loss) From Operations
Net investment income(1)	$0.251		$0.312	$0.257	$0.325	$0.333	(2)	$0.259
Net realized and unrealized gain (loss)	(0.681)		2.874	0.788	(0.693)	(0.184)		0.790

Total income (loss) from operations	$(0.430)		$3.186	$1.045	$(0.368)	$0.149		$1.049

Less Distributions
From net investment income	$—		$(0.386)	$(0.195)	$(0.288)	$(0.297)		$(0.259)
From net realized gain	—		—	(0.010)	(0.004)	(0.412)		—

Total distributions	$—		$(0.386)	$(0.205)	$(0.292)	$(0.709)		$(0.259)

Net asset value — End of period	$13.980		$14.410	$11.610	$10.770	$11.430		$11.990

Total Return(3)(4)	(2.98	)%(5)	27.60%	9.78%	(3.37)%	1.22%		9.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$93,401		$86,446	$55,324	$30,808	$84,195		$68,911
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	0.50	%(7)	0.50%	0.60%	0.65%	0.72%		0.80%
Net investment income	3.65	%(7)	2.36%	2.26%	2.72%	2.66	%(2)	2.20%
Portfolio Turnover	9	%(5)	36%	22%	34%	63%		35%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.048 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.28%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.10%, 0.11%, 0.24%, 0.35%, 0.32% and 0.29% of average daily net assets for the six months ended July 31, 2018 and the years ended January 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

24	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Financial Highlights — continued

	Class R
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2016(1)
			2018	2017
Net asset value — Beginning of period	$14.290		$11.530	$10.740	$12.340

Income (Loss) From Operations
Net investment income(2)	$0.219		$0.259	$0.064	$0.044
Net realized and unrealized gain (loss)	(0.679)		2.827	0.919	(1.384)

Total income (loss) from operations	$(0.460)		$3.086	$0.983	$(1.340)

Less Distributions
From net investment income	$—		$(0.326)	$(0.183)	$(0.256)
From net realized gain	—		—	(0.010)	(0.004)

Total distributions	$—		$(0.326)	$(0.193)	$(0.260)

Net asset value — End of period	$13.830		$14.290	$11.530	$10.740

Total Return(3)(4)	(3.22	)%(5)	26.90%	9.22%	(10.98	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,160		$1,167	$786	$1
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.00	%(6)	1.00%	1.04%	1.15	%(6)
Net investment income	3.22	%(6)	1.98%	0.56%	0.82	%(6)
Portfolio Turnover	9	%(5)	36%	22%	34	%(7)

(1)	For the period from commencement of operations, August 10, 2015, to January 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.10%, 0.11%, 0.19% and 0.35% of average daily net assets for the six months ended July 31, 2018, the years ended January 31, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2016.

25	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Financial Highlights — continued

	Class R6
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31,		Period Ended January 31, 2016(1)
			2018	2017
Net asset value — Beginning of period	$14.410		$11.610	$10.770	$12.380

Income (Loss) From Operations
Net investment income(2)	$0.261		$0.319	$0.267	$0.059
Net realized and unrealized gain (loss)	(0.691)		2.875	0.780	(1.374)

Total income (loss) from operations	$(0.430)		$3.194	$1.047	$(1.315)

Less Distributions
From net investment income	$—		$(0.394)	$(0.197)	$(0.291)
From net realized gain	—		—	(0.010)	(0.004)

Total distributions	$—		$(0.394)	$(0.207)	$(0.295)

Net asset value — End of period	$13.980		$14.410	$11.610	$10.770

Total Return(3)(4)	(2.98	)%(5)	27.67%	9.79%	(10.77	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$84,699		$109,225	$84,858	$60,608
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.47	%(6)	0.47%	0.58%	0.62	%(6)
Net investment income	3.79	%(6)	2.42%	2.34%	1.10	%(6)
Portfolio Turnover	9	%(5)	36%	22%	34	%(7)

(1)	For the period from commencement of operations, August 10, 2015, to January 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.10%, 0.11%, 0.25% and 0.35% of average daily net assets for the six months ended July 31, 2018, the years ended January 31, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2016.

26	See Notes to Financial Statements.

Parametric International Equity Fund

July 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares, Investor Class, Institutional Class, Class R and Class R6, all of which are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

27

Parametric International Equity Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$210,156,105

Gross unrealized appreciation	$42,342,436
Gross unrealized depreciation	(9,723,999)

Net unrealized appreciation	$32,618,437

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreements between the Fund and EVM, the fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended July 31, 2018, the investment adviser and administration fee amounted to $490,527 or 0.40% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance

28

Parametric International Equity Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.75%, 0.50%, 1.00% and 0.47% of the Fund’s average daily net assets for Investor Class, Institutional Class, Class R and Class R6, respectively. This agreement may be changed or terminated after May 31, 2019. Pursuant to this agreement, EVM and Parametric were allocated $127,277 in total of the Fund’s operating expenses for the six months ended July 31, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2018, EVM earned $3,563 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class R shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2018 amounted to $75,004 for Investor Class shares.

The Fund also has in effect a distribution plan for Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended July 31, 2018, the Fund paid or accrued to EVD $1,421 for Class R shares.

Pursuant to the Class R Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2018 amounted to $1,421 for Class R shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $22,744,747 and $24,992,825, respectively, for the six months ended July 31, 2018.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018

Sales	1,296,393	2,564,884
Issued to shareholders electing to receive payments of distributions in Fund shares	—	84,844
Redemptions	(755,233)	(1,449,992)

Net increase	541,160	1,199,736

29

Parametric International Equity Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

Institutional Class	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018

Sales	1,800,788	2,743,459
Issued to shareholders electing to receive payments of distributions in Fund shares	—	130,848
Redemptions	(1,119,966)	(1,640,319)

Net increase	680,822	1,233,988

Class R	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018

Sales	11,627	38,290
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,895
Redemptions	(9,430)	(26,742)

Net increase	2,197	13,443

Class R6	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018

Sales	513,352	3,754,669
Issued to shareholders electing to receive payments of distributions in Fund shares	—	161,160
Redemptions	(2,035,608)	(3,643,473)

Net increase (decrease)	(1,522,256)	272,356

At July 31, 2018, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 17.0% of the value of the outstanding shares of the Fund.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2018.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

30

Parametric International Equity Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$1,550,586	$71,229,643		$26,548	$72,806,777
Developed Europe	3,358,979	158,424,872		—	161,783,851
Developed Middle East	1,264,910	4,158,696		—	5,423,606

Total Common Stocks	$6,174,475	$233,813,211	**	$26,548	$240,014,234

Rights	$0	$—		$—	$0

Warrants	—	0		—	0
Short-Term Investments	—	2,760,308		—	2,760,308

Total Investments	$6,174,475	$236,573,519		$26,548	$242,774,542

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2018 is not presented. At July 31, 2018, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

31

Parametric International Equity Fund

July 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Parametric International Equity Fund

July 31, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric International Equity Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser. The Board also noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in global markets. The Board also noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

33

Parametric International Equity Fund

July 31, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels will allow the Fund to continue to benefit from any economies of scale in the future.

34

Parametric International Equity Fund

July 31, 2018

Officers and Trustees

Officers of Parametric International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric International Equity Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7771    7.31.18

Parametric Volatility Risk Premium - Defensive Fund

Semiannual Report

July 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2018

Parametric Volatility Risk Premium - Defensive Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	22

Officers and Trustees	25

Important Notices	26

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Performance1,2

Portfolio Managers Thomas Seto, Thomas B. Lee, CFA and Jay Strohmaier, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Institutional Class at NAV	02/09/2017	02/09/2017	1.63%	7.03%	—	8.40%
CBOE S&P 500 BuyWrite Index	—	—	3.77%	8.98%	8.47%	9.93%
Blended Index	—	—	0.82	8.70	6.73	8.80

% Total Annual Operating Expense Ratios[3]						Institutional Class
Gross						0.63%
Net						0.55

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Fund Profile

Common Stock Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)4

Apple, Inc.	2.1%

Microsoft Corp.	1.8

Amazon.com, Inc.	1.5

JPMorgan Chase & Co.	1.0

Facebook, Inc., Class A	0.9

Johnson & Johnson	0.9

Exxon Mobil Corp.	0.9

Alphabet, Inc., Class A	0.8

Alphabet, Inc., Class C	0.8

Bank of America Corp.	0.7

Total	11.4%

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

3

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Endnotes and Additional Disclosures

[1]

CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 50% S&P 500 Index and 50% ICE BofAML 3-Month U.S. Treasury Bill Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Depictions do not reflect the Fund’s option positions. Excludes short-term investments.

Fund profile subject to change due to active management.

4

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 – July 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/18)	Ending Account Value (7/31/18)	Expenses Paid During Period* (2/1/18 – 7/31/18)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,016.30	$2.60	0.52%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,022.20	$2.61	0.52%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2018.

5

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 49.9%
Security	Shares	Value

Aerospace & Defense — 1.2%
Boeing Co. (The)	5,344	$1,904,067
Harris Corp.	3,352	552,913
Raytheon Co.	2,934	581,020
United Technologies Corp.	9,195	1,248,129
		$4,286,129

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	3,568	$329,077
Expeditors International of Washington, Inc.	4,712	358,913
		$687,990

Airlines — 0.2%
American Airlines Group, Inc.	13,109	$518,330
		$518,330

Auto Components — 0.1%
BorgWarner, Inc.	8,796	$404,792
Goodyear Tire & Rubber Co. (The)	4,072	98,583
		$503,375

Banks — 3.4%
Bank of America Corp.	83,391	$2,575,114
Citigroup, Inc.	17,667	1,270,081
Citizens Financial Group, Inc.	15,876	631,547
JPMorgan Chase & Co.	29,332	3,371,713
People’s United Financial, Inc.	26,563	484,244
U.S. Bancorp	14,143	749,720
Wells Fargo & Co.	40,968	2,347,057
Zions Bancorporation	3,328	172,058
		$11,601,534

Beverages — 0.9%
Coca-Cola Co. (The)	17,207	$802,363
Constellation Brands, Inc., Class A	2,897	609,036
PepsiCo, Inc.	14,470	1,664,050
		$3,075,449

Biotechnology — 1.4%
AbbVie, Inc.	10,857	$1,001,341
Amgen, Inc.	7,527	1,479,432
Gilead Sciences, Inc.	13,288	1,034,205
Regeneron Pharmaceuticals, Inc.(1)	1,944	715,412

Security	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals, Inc.(1)	3,744	$655,387
		$4,885,777

Building Products — 0.3%
A.O. Smith Corp.	621	$36,968
Allegion PLC	947	77,218
Johnson Controls International PLC	15,170	569,027
Masco Corp.	5,899	237,907
		$921,120

Capital Markets — 1.6%
Ameriprise Financial, Inc.	804	$117,119
Charles Schwab Corp. (The)	17,934	915,710
E*TRADE Financial Corp.(1)	5,242	313,524
Goldman Sachs Group, Inc. (The)	4,663	1,107,136
Morgan Stanley	19,760	999,065
Nasdaq, Inc.	4,719	431,317
Northern Trust Corp.	5,973	652,371
Raymond James Financial, Inc.	4,795	439,174
S&P Global, Inc.	3,422	685,906
		$5,661,322

Chemicals — 1.0%
Air Products and Chemicals, Inc.	2,517	$413,216
CF Industries Holdings, Inc.	4,816	213,927
DowDuPont, Inc.	18,784	1,291,776
Eastman Chemical Co.	1,626	168,486
Ecolab, Inc.	2,761	388,473
FMC Corp.	2,941	264,337
LyondellBasell Industries NV, Class A	3,254	360,510
Sherwin-Williams Co. (The)	1,085	478,192
		$3,578,917

Commercial Services & Supplies — 0.2%
Cintas Corp.	1,220	$249,466
Republic Services, Inc.	4,895	354,790
Stericycle, Inc.(1)	732	51,137
		$655,393

Communications Equipment — 0.5%
Cisco Systems, Inc.	36,851	$1,558,429
		$1,558,429

6	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Construction & Engineering — 0.1%
Fluor Corp.	2,321	$118,951
Jacobs Engineering Group, Inc.	2,891	195,519
Quanta Services, Inc.(1)	1,401	47,732
		$362,202

Consumer Finance — 0.0%(2)
Navient Corp.	7,533	$99,511
		$99,511

Containers & Packaging — 0.2%
Avery Dennison Corp.	1,251	$143,465
Sealed Air Corp.	5,857	258,118
WestRock Co.	3,448	199,915
		$601,498

Diversified Consumer Services — 0.0%(2)
H&R Block, Inc.	2,063	$51,905
		$51,905

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	11,838	$2,342,385
		$2,342,385

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	29,923	$956,638
CenturyLink, Inc.	30,000	563,100
Verizon Communications, Inc.	39,417	2,035,494
		$3,555,232

Electric Utilities — 0.7%
Alliant Energy Corp.	8,824	$379,168
Entergy Corp.	3,340	271,475
Exelon Corp.	12,226	519,605
FirstEnergy Corp.	5,163	182,925
NextEra Energy, Inc.	5,980	1,001,889
Pinnacle West Capital Corp.	2,563	206,142
		$2,561,204

Electrical Equipment — 0.2%
Eaton Corp. PLC	5,391	$448,369
nVent Electric PLC(1)	2,975	81,515
		$529,884

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.2%
FLIR Systems, Inc.	2,959	$173,397
TE Connectivity, Ltd.	5,433	508,366
		$681,763

Energy Equipment & Services — 0.2%
Helmerich & Payne, Inc.	5,359	$328,775
National Oilwell Varco, Inc.	10,441	507,641
		$836,416

Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.	1,834	$233,725
American Tower Corp.	6,256	927,389
Duke Realty Corp.	11,465	333,861
Essex Property Trust, Inc.	2,047	492,201
Extra Space Storage, Inc.	3,827	359,623
Host Hotels & Resorts, Inc.	12,140	254,212
Kimco Realty Corp.	16,982	283,430
Macerich Co. (The)	2,720	160,643
Public Storage	2,207	480,751
SL Green Realty Corp.	2,729	281,387
UDR, Inc.	10,043	386,455
Weyerhaeuser Co.	10,622	363,060
		$4,556,737

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	2,285	$499,752
Kroger Co. (The)	18,737	543,373
Sysco Corp.	8,910	598,841
Walmart, Inc.	12,221	1,090,480
		$2,732,446

Food Products — 0.4%
Hormel Foods Corp.	8,980	$323,011
JM Smucker Co. (The)	3,020	335,582
McCormick & Co., Inc.	4,462	524,463
Tyson Foods, Inc., Class A	6,041	348,264
		$1,531,320

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	18,314	$1,200,300
Boston Scientific Corp.(1)	23,382	785,869
Cooper Cos., Inc. (The)	1,821	474,370
IDEXX Laboratories, Inc.(1)	2,236	547,663
Intuitive Surgical, Inc.(1)	1,693	860,366

7	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic PLC	15,559	$1,403,889
Varian Medical Systems, Inc.(1)	594	68,577
		$5,341,034

Health Care Providers & Services — 1.7%
Aetna, Inc.	4,978	$937,805
Centene Corp.(1)	2,767	360,623
Cigna Corp.	3,503	628,508
Envision Healthcare Corp.(1)	9,763	432,110
Express Scripts Holding Co.(1)	6,469	514,027
Henry Schein, Inc.(1)	4,987	396,018
McKesson Corp.	2,951	370,646
UnitedHealth Group, Inc.	9,053	2,292,401
		$5,932,138

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	7,234	$1,139,644
Royal Caribbean Cruises, Ltd.	4,843	546,097
Starbucks Corp.	15,899	832,948
Wyndham Destinations, Inc.	1,858	85,691
Wyndham Hotels & Resorts, Inc.	1,858	107,764
Wynn Resorts, Ltd.	756	126,086
		$2,838,230

Household Durables — 0.2%
Garmin, Ltd.	2,621	$163,681
Leggett & Platt, Inc.	5,438	236,934
Lennar Corp., Class A	3,976	207,826
Lennar Corp., Class B	29	1,253
PulteGroup, Inc.	5,815	165,669
		$775,363

Household Products — 0.6%
Clorox Co. (The)	3,043	$411,322
Procter & Gamble Co. (The)	19,591	1,584,520
		$1,995,842

Independent Power and Renewable Electricity Producers — 0.0%(2)
NRG Energy, Inc.	2,933	$92,888
		$92,888

Industrial Conglomerates — 1.2%
3M Co.	6,770	$1,437,406
General Electric Co.	102,458	1,396,503

Security	Shares	Value

Industrial Conglomerates (continued)
Honeywell International, Inc.	7,411	$1,183,166
		$4,017,075

Insurance — 1.2%
Aflac, Inc.	13,084	$608,929
Arthur J. Gallagher & Co.	4,385	312,870
Assurant, Inc.	3,323	366,527
Brighthouse Financial, Inc.(1)	2,621	113,830
Hartford Financial Services Group, Inc.	12,418	654,429
Lincoln National Corp.	3,747	255,171
Marsh & McLennan Cos., Inc.	9,475	789,836
Progressive Corp. (The)	12,829	769,868
Torchmark Corp.	4,205	370,334
Unum Group	1,456	57,847
		$4,299,641

Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc.(1)	2,919	$5,188,347
Booking Holdings, Inc.(1)	381	772,942
Netflix, Inc.(1)	3,517	1,186,812
TripAdvisor, Inc.(1)	3,538	205,169
		$7,353,270

Internet Software & Services — 2.6%
Akamai Technologies, Inc.(1)	1,829	$137,650
Alphabet, Inc., Class A(1)	2,240	2,748,973
Alphabet, Inc., Class C(1)	2,168	2,639,020
Facebook, Inc., Class A(1)	18,237	3,147,341
VeriSign, Inc.(1)	1,339	194,463
		$8,867,447

IT Services — 2.1%
Accenture PLC, Class A	5,282	$841,581
Fidelity National Information Services, Inc.	4,870	502,243
Global Payments, Inc.	1,927	216,923
International Business Machines Corp.	9,624	1,394,806
Mastercard, Inc., Class A	8,791	1,740,618
Total System Services, Inc.	2,648	242,398
Visa, Inc., Class A	15,987	2,186,062
		$7,124,631

Leisure Products — 0.0%(2)
Mattel, Inc.	10,124	$160,668
		$160,668

8	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Life Sciences Tools & Services — 0.3%
PerkinElmer, Inc.	4,025	$318,699
Waters Corp.(1)	2,921	576,226
		$894,925

Machinery — 0.6%
Flowserve Corp.	1,387	$61,486
Fortive Corp.	2,243	184,105
Illinois Tool Works, Inc.	5,987	858,117
Ingersoll-Rand PLC	1,080	106,391
PACCAR, Inc.	8,226	540,613
Pentair PLC	5,730	255,844
		$2,006,556

Media — 1.4%
CBS Corp., Class B	10,604	$558,513
Comcast Corp., Class A	26,489	947,776
Discovery, Inc., Class A(1)	6,335	168,384
DISH Network Corp., Class A(1)	8,867	279,842
News Corp., Class A	18,862	284,250
News Corp., Class B	18,883	288,910
Twenty-First Century Fox, Inc., Class B	11,328	503,190
Walt Disney Co. (The)	14,635	1,661,951
		$4,692,816

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	6,048	$99,792
Nucor Corp.	7,302	488,723
		$588,515

Multi-Utilities — 0.7%
Centerpoint Energy, Inc.	17,460	$497,261
CMS Energy Corp.	11,915	575,971
NiSource, Inc.	14,255	373,196
SCANA Corp.	9,960	398,300
WEC Energy Group, Inc.	6,473	429,613
		$2,274,341

Multiline Retail — 0.2%
Dollar Tree, Inc.(1)	4,652	$424,635
Kohl’s Corp.	3,182	235,054
Nordstrom, Inc.	932	48,846
		$708,535

Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.8%
Andeavor	4,590	$688,775
Cabot Oil & Gas Corp.	7,629	179,281
Chevron Corp.	18,059	2,280,310
Cimarex Energy Co.	5,782	570,105
EQT Corp.	6,266	311,295
Exxon Mobil Corp.	36,931	3,010,246
Hess Corp.	7,631	500,823
Marathon Oil Corp.	12,299	259,755
Newfield Exploration Co.(1)	9,882	283,811
Noble Energy, Inc.	14,821	534,890
ONEOK, Inc.	10,511	740,395
Range Resources Corp.	12,788	197,319
		$9,557,005

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	4,104	$553,794
		$553,794

Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	15,285	$897,994
Johnson & Johnson	23,276	3,084,535
Merck & Co., Inc.	27,031	1,780,532
Nektar Therapeutics(1)	1,549	81,477
Pfizer, Inc.	54,674	2,183,133
		$8,027,671

Professional Services — 0.2%
Equifax, Inc.	2,928	$367,464
Verisk Analytics, Inc.(1)	3,497	386,838
		$754,302

Real Estate Management & Development — 0.0%(2)
CBRE Group, Inc., Class A(1)	2,598	$129,380
		$129,380

Road & Rail — 0.6%
J.B. Hunt Transport Services, Inc.	2,653	$318,095
Kansas City Southern	2,009	233,586
Union Pacific Corp.	9,437	1,414,512
		$1,966,193

Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc.	2,355	$226,410
Applied Materials, Inc.	13,573	660,055

9	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	5,326	$1,181,147
Intel Corp.	37,389	1,798,411
Micron Technology, Inc.(1)	11,349	599,114
NVIDIA Corp.	4,156	1,017,638
Qorvo, Inc.(1)	1,869	152,809
QUALCOMM, Inc.	5,297	339,485
Texas Instruments, Inc.	7,758	863,620
		$6,838,689

Software — 3.0%
Adobe Systems, Inc.(1)	5,164	$1,263,528
CA, Inc.	10,105	446,742
Microsoft Corp.	59,950	6,359,496
Oracle Corp.	30,201	1,439,984
Red Hat, Inc.(1)	3,339	471,567
salesforce.com, Inc.(1)	2,129	291,992
		$10,273,309

Specialty Retail — 1.0%
Best Buy Co., Inc.	4,022	$301,771
CarMax, Inc.(1)	3,325	248,311
Home Depot, Inc. (The)	10,379	2,050,060
Ross Stores, Inc.	5,748	502,547
Tiffany & Co.	2,114	290,802
		$3,393,491

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	38,212	$7,271,361
NetApp, Inc.	2,550	197,676
Seagate Technology PLC	2,896	152,388
Xerox Corp.	1,864	48,408
		$7,669,833

Textiles, Apparel & Luxury Goods — 0.5%
Michael Kors Holdings, Ltd.(1)	2,258	$150,676
NIKE, Inc., Class B	5,177	398,163
PVH Corp.	2,492	382,572
Ralph Lauren Corp.	1,633	220,422
Tapestry, Inc.	4,112	193,758
Under Armour, Inc., Class A(1)	7,697	153,709
Under Armour, Inc., Class C(1)	9,247	173,289
		$1,672,589

Security	Shares	Value

Tobacco — 0.6%
Altria Group, Inc.	11,539	$677,108
Philip Morris International, Inc.	16,729	1,443,713
		$2,120,821

Trading Companies & Distributors — 0.2%
Fastenal Co.	3,445	$196,124
United Rentals, Inc.(1)	1,096	163,085
W.W. Grainger, Inc.	696	241,205
		$600,414

Water Utilities — 0.1%
American Water Works Co., Inc.	3,884	$342,763
		$342,763

Total Common Stocks (identified cost $152,571,476)		$172,240,437

Short-Term Investments — 49.9%

U.S. Treasury Obligations — 47.8%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bills:
0.00%, 9/13/18(3)	$10,000	$9,977,574
0.00%, 1/3/19	10,000	9,909,583
0.00%, 3/28/19(3)	20,000	19,708,885
0.00%, 6/20/19	20,010	19,595,052
0.00%, 7/18/19	17,690	17,285,325
		$76,476,419
U.S. Treasury Notes:
0.75%, 2/15/19	$15,600	$15,473,555
1.00%, 9/15/18	15,000	14,982,298
1.25%, 10/31/18(3)	20,000	19,961,301
1.25%, 4/30/19	23,500	23,308,603
1.50%, 1/31/19	15,000	14,945,508
		$88,671,265

Total U.S. Treasury Obligations (identified cost $165,258,663)		$165,147,684

10	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Other — 2.1%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(4)	7,360,255	$7,360,255

Total Other (identified cost $7,360,255)		$7,360,255

Total Short-Term Investments (identified cost $172,618,918)		$172,507,939

Total Investments — 99.8% (identified cost $325,190,394)		$344,748,376

Total Written Options — (0.2)% (premiums received $1,145,864)		$(844,718)

Other Assets, Less Liabilities — 0.4%		$1,608,511

Net Assets — 100.0%		$345,512,169

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security (or a portion thereof) has been pledged as collateral for written options.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018.

Written Call Options — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

S&P 500 Index	51	$14,363,079	$2,800	8/1/18	$(113,220)
S&P 500 Index	55	15,489,595	2,810	8/3/18	(94,325)
S&P 500 Index	50	14,081,450	2,815	8/6/18	(78,000)
S&P 500 Index	50	14,081,450	2,840	8/8/18	(29,500)
S&P 500 Index	55	15,489,595	2,850	8/10/18	(20,488)
S&P 500 Index	52	14,644,708	2,850	8/13/18	(28,340)
S&P 500 Index	45	12,673,305	2,865	8/15/18	(15,975)
S&P 500 Index	55	15,489,595	2,855	8/17/18	(39,050)
S&P 500 Index	48	13,518,192	2,855	8/20/18	(36,720)
S&P 500 Index	45	12,673,305	2,880	8/22/18	(17,325)
S&P 500 Index	50	14,081,450	2,870	8/24/18	(29,750)
S&P 500 Index	50	14,081,450	2,855	8/27/18	(52,500)

Total					$(555,193)

11	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Portfolio of Investments (Unaudited) — continued

Written Put Options — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

S&P 500 Index	50	$14,081,450	$2,640	8/1/18	$(250)
S&P 500 Index	55	15,489,595	2,675	8/3/18	(1,375)
S&P 500 Index	50	14,081,450	2,680	8/6/18	(2,750)
S&P 500 Index	50	14,081,450	2,715	8/8/18	(8,125)
S&P 500 Index	55	15,489,595	2,730	8/10/18	(22,000)
S&P 500 Index	43	12,110,047	2,730	8/13/18	(16,125)
S&P 500 Index	46	12,954,934	2,750	8/15/18	(29,440)
S&P 500 Index	55	15,489,595	2,735	8/17/18	(38,225)
S&P 500 Index	48	13,518,192	2,735	8/20/18	(27,480)
S&P 500 Index	48	13,518,192	2,760	8/22/18	(52,080)
S&P 500 Index	50	14,081,450	2,730	8/24/18	(43,000)
S&P 500 Index	55	15,489,595	2,725	8/27/18	(48,675)

Total					$(289,525)

12	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2018
Unaffiliated investments, at value (identified cost, $317,830,139)	$337,388,121
Affiliated investment, at value (identified cost, $7,360,255)	7,360,255
Dividends receivable	128,443
Interest receivable	248,659
Dividends receivable from affiliated investment	13,300
Receivable for premiums on written options	76,860
Receivable for Fund shares sold	1,794,803
Total assets	$347,010,441

Liabilities
Written options outstanding, at value (premiums received, $1,145,864)	$844,718
Payable for Fund shares redeemed	400,733
Due to custodian	39,910
Payable to affiliate:
Investment adviser and administration fee	113,811
Accrued expenses	99,100
Total liabilities	$1,498,272
Net Assets	$345,512,169

Sources of Net Assets
Paid-in capital	$327,691,116
Accumulated undistributed net investment income	1,799,233
Accumulated net realized loss	(3,837,308)
Net unrealized appreciation	19,859,128
Total	$345,512,169

Institutional Class Shares
Net Assets	$345,512,169
Shares Outstanding	30,838,576
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.20

13	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2018
Dividends	$1,255,793
Dividends from affiliated investment	99,517
Interest	1,101,113
Total investment income	$2,456,423

Expenses
Investment adviser and administration fee	$537,694
Trustees’ fees and expenses	7,222
Custodian fee	69,931
Transfer and dividend disbursing agent fees	14,032
Legal and accounting services	28,822
Printing and postage	6,412
Registration fees	34,408
Miscellaneous	6,038
Total expenses	$704,559

Net investment income	$1,751,864

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(3,129,302)
Investment transactions — affiliated investment	1,218
Written options	3,294,572
Net realized gain	$166,488
Change in unrealized appreciation (depreciation) —
Investments	$4,819,410
Investments — affiliated investment	(822)
Written options	609,940
Net change in unrealized appreciation (depreciation)	$5,428,528

Net realized and unrealized gain	$5,595,016

Net increase in net assets from operations	$7,346,880

14	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2018 (Unaudited)	Period Ended January 31, 2018(1)
From operations —
Net investment income	$1,751,864	$1,080,463
Net realized gain (loss)	166,488	(4,013,204)
Net change in unrealized appreciation (depreciation)	5,428,528	14,430,600
Net increase in net assets from operations	$7,346,880	$11,497,859
Distributions to shareholders —
From net investment income	$—	$(912,813)
Total distributions to shareholders	$—	$(912,813)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$161,140,985	$216,359,045
Net asset value of shares issued to shareholders in payment of distributions declared	—	873,797
Cost of shares redeemed	(17,566,769)	(33,226,815)
Net increase in net assets from Fund share transactions	$143,574,216	$184,006,027

Net increase in net assets	$150,921,096	$194,591,073

Net Assets
At beginning of period	$194,591,073	$—
At end of period	$345,512,169	$194,591,073

Accumulated undistributed net investment income included in net assets
At end of period	$1,799,233	$47,369

(1)	For the period from the start of business, February 9, 2017, to January 31, 2018.

15	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Financial Highlights

	Institutional Class
	Six Months Ended July 31, 2018 (Unaudited)		Period Ended January 31, 2018(1)
Net asset value — Beginning of period	$11.020		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.070		$0.104
Net realized and unrealized gain	0.110		0.974

Total income from operations	$0.180		$1.078

Less Distributions
From net investment income	$—		$(0.058)

Total distributions	$—		$(0.058)

Net asset value — End of period	$11.200		$11.020

Total Return(3)	1.63	%(4)	10.79	%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$345,512		$194,591
Ratios (as a percentage of average daily net assets):
Expenses	0.52	%(6)	0.55	%(5)(6)
Net investment income	1.30	%(6)	1.00	%(6)
Portfolio Turnover	19	%(4)	26	%(4)

(1)	For the period from the start of business, February 9, 2017, to January 31, 2018.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.08% of average daily net assets for the period ended January 31, 2018). Absent this reimbursement, total return would be lower.

(6)	Annualized.

16	See Notes to Financial Statements.

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Volatility Risk Premium - Defensive Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

17

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $4,312,213 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2018, $2,866,373 are short-term and $1,445,840 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$324,045,139

Gross unrealized appreciation	$20,771,433
Gross unrealized depreciation	(912,914)

Net unrealized appreciation	$19,858,519

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended July 31, 2018, the investment adviser and administration fee amounted to $537,694 or 0.40% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment

18

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.55% of the Fund’s average daily net assets. This agreement may be changed or terminated after May 31, 2019. Pursuant to this agreement, EVM and Parametric reimbursed no expenses for the six months ended July 31, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2018, EVM earned $2,779 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $97,309,716 and $25,978,154, respectively, for the six months ended July 31, 2018.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Institutional Class	Six Months Ended July 31, 2018 (Unaudited)	Period Ended January 31, 2018(1)

Sales	14,807,311	20,659,414
Issued to shareholders electing to receive payments of distributions in Fund shares	—	80,386
Redemptions	(1,620,578)	(3,087,957)

Net increase	13,186,733	17,651,843

(1)	For the period from the start of business, February 9, 2017, to January 31, 2018.

At July 31, 2018, one shareholder owned 16.7% of the outstanding shares of the Fund.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2018 is included in the Portfolio of Investments. At July 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium ( i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premium received from writing options can offset the equity risk premium foregone.

19

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at July 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Written options	$—	$(844,718)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended July 31, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written options	$3,294,572	$609,940

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

The average number of written options contracts outstanding during the six months ended July 31, 2018, which is indicative of the volume of this derivative type, was 968 contracts.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2018.

8  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At July 31, 2018, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $39,910. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at July 31, 2018. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 9) at July 31, 2018. The Fund’s average overdraft advances during the six months ended July 31, 2018 were not significant.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Notes to Financial Statements (Unaudited) — continued

At July 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$172,240,437 *	$—	$—	$172,240,437
Short-Term Investments —
U.S. Treasury Obligations	—	165,147,684	—	165,147,684
Other	—	7,360,255	—	7,360,255

Total Investments	$172,240,437	$172,507,939	$—	$344,748,376

Liability Description

Written Call Options	$(555,193)	$—	$—	$(555,193)
Written Put Options	(289,525)	—	—	(289,525)

Total	$(844,718)	$—	$—	$(844,718)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

21

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

22

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Volatility Risk Premium - Defensive Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the experience of the Sub-adviser’s investment professionals in analyzing factors such as tax and other special considerations relevant to investing in stocks and selling call and put options on one or more U.S. indices. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

23

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

24

Parametric Volatility Risk Premium - Defensive Fund

July 31, 2018

Officers and Trustees

Officers of Parametric Volatility Risk Premium - Defensive Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric Volatility Risk Premium - Defensive Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

26

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

24692    7.31.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018